Putnam Dynamic Asset Allocation Growth Fund
The fund's portfolio
12/31/24 (Unaudited)

COMMON STOCKS (80.4%)(a)
	Shares	Value
Advertising and marketing services (0.1%)
Innovid Corp. (Israel)(NON)	37,360	$115,442
Magnite, Inc.(NON)	17,995	286,480
Publicis Groupe SA (France)	19,016	2,024,436
Trade Desk, Inc. (The) Class A(NON)	6,689	786,158

		3,212,516
Automotive (2.2%)
Blue Bird Corp.(NON)	9,747	376,527
BYD Co., Ltd. Class H (China)	72,500	2,465,952
Carvana Co.(NON)	11,841	2,407,986
Dana, Inc.	19,664	227,316
Ford Motor Co.	84,971	841,213
General Motors Co.	131,776	7,019,708
Kia Corp. (South Korea)	22,797	1,542,662
Mahindra & Mahindra, Ltd. (India)	46,123	1,614,453
PROG Holdings, Inc.	12,525	529,307
REV Group, Inc.	18,688	595,587
Subaru Corp. (Japan)	102,700	1,824,806
Tesla, Inc.(NON)	78,422	31,669,941
Toyota Motor Corp. (Japan)	22,300	435,413
United Rentals, Inc.	5,152	3,629,275
Visteon Corp.(NON)	7,250	643,220
Volvo AB Class B (Sweden)	79,829	1,940,018

		57,763,384
Banking (5.1%)
Abu Dhabi Islamic Bank PJSC (United Arab Emirates)	587,737	2,211,384
AIB Group PLC (Ireland)	246,142	1,361,141
Al Rajhi Bank (Saudi Arabia)	111,403	2,800,206
Amalgamated Financial Corp.	8,253	276,228
Ameris Bancorp	1,684	105,368
Associated Banc-Corp.	4,851	115,939
Axos Financial, Inc.(NON)	9,310	650,304
Banco de Sabadell SA (Spain)	171,576	333,419
Banco do Brasil SA (Brazil)	352,500	1,379,108
Banco Latinoamericano de Comercio Exterior SA (Panama)	4,449	158,251
Banco Santander SA (Spain)	624,068	2,887,093
Bank Central Asia Tbk PT (Indonesia)	3,580,500	2,152,304
Bank Hapoalim BM (Israel)	130,878	1,579,979
Bank Leumi Le-Israel BM (Israel)	103,608	1,232,658
Bank Mandiri Persero Tbk PT (Indonesia)	2,760,500	971,705
Bank of America Corp.	272,471	11,975,101
Bank of China, Ltd. Class H (China)	6,378,000	3,245,513
Bank of Ireland Group PLC (Ireland)	92,791	846,202
Bank of New York Mellon Corp. (The)	88,267	6,781,554
Bank of NT Butterfield & Son, Ltd. (The) (Bermuda)	6,958	254,315
Banner Corp.	1,645	109,837
Barclays PLC (United Kingdom)	952,108	3,184,987
Berkshire Hills Bancorp, Inc.	5,864	166,714
BNP Paribas SA (France)	12,802	786,001
Cathay General Bancorp	13,768	655,494
Central Pacific Financial Corp.	7,393	214,767
Citigroup, Inc.	332,735	23,421,216
Citizens Financial Group, Inc.	20,525	898,174
Commonwealth Bank of Australia (Australia)	2,409	227,942
Credit Agricole SA (France)	36,419	501,108
CrossFirst Bankshares, Inc.(NON)	10,991	166,514
Customers Bancorp, Inc.(NON)	9,710	472,683
DBS Group Holdings, Ltd. (Singapore)	64,610	2,070,457
Eagle Bancorp, Inc.	3,925	102,168
Enterprise Financial Services Corp.	6,450	363,780
Erste Group Bank AG (Czech Republic)	29,837	1,846,793
FB Financial Corp.	5,545	285,623
First BanCorp/Puerto Rico (Puerto Rico)	30,880	574,059
First Busey Corp.	4,271	100,667
First Financial Corp./IN	2,260	104,389
First Horizon Corp.	42,481	855,567
Grupo Financiero Banorte SAB de CV Class O (Mexico)	196,271	1,261,063
Grupo Financiero Galicia SA ADR (Argentina)(NON)	6,404	399,097
Hancock Whitney Corp.	13,269	726,080
Hanmi Financial Corp.	7,896	186,504
Heritage Commerce Corp.	11,556	108,395
Hilltop Holdings, Inc.	14,142	404,885
Hope Bancorp, Inc.	21,884	268,954
HSBC Holdings PLC (United Kingdom)	332,283	3,264,048
ICICI Bank, Ltd. (India)	309,266	4,620,996
Independent Bank Corp./MI	3,702	128,941
Intesa Sanpaolo SpA (Italy)	487,583	1,955,605
JPMorgan Chase & Co.	23,807	5,706,776
KeyCorp	50,421	864,216
Lloyds Banking Group PLC (United Kingdom)	3,489,074	2,382,785
Merchants Bancorp/IN	5,821	212,292
Metropolitan Bank Holding Corp.(NON)	2,275	132,860
Mitsubishi UFJ Financial Group, Inc. (Japan)	425,800	4,971,090
Mizrahi Tefahot Bank, Ltd. (Israel)	13,326	576,869
National Bank Holdings Corp. Class A	2,904	125,046
NatWest Group PLC (United Kingdom)	605,297	3,033,295
Nordea Bank ABP (Finland)	25,387	276,544
Northern Trust Corp.	7,975	817,438
OceanFirst Financial Corp.	11,515	208,422
OFG Bancorp (Puerto Rico)	8,844	374,278
Pacific Premier Bancorp, Inc.	8,002	199,410
Pathward Financial, Inc.	7,349	540,739
PNC Financial Services Group, Inc. (The)	33,462	6,453,147
Popular, Inc. (Puerto Rico)	9,242	869,303
Preferred Bank/Los Angeles CA	3,484	300,948
Rakuten Bank, Ltd. (Japan)(NON)	26,600	742,531
Renasant Corp.	3,965	141,749
Sandy Spring Bancorp, Inc.	4,217	142,155
Simmons First National Corp. Class A	15,317	339,731
State Street Corp.	49,476	4,856,070
Sumitomo Mitsui Financial Group, Inc. (Japan)	122,800	2,947,228
Third Coast Bancshares, Inc.(NON)	3,266	110,881
Towne Bank/Portsmouth VA	3,140	106,948
Truist Financial Corp.	18,700	811,206
Trustmark Corp.	3,195	113,007
UBS Group AG (Switzerland)	25,220	772,154
UniCredit SpA (Italy)	68,862	2,757,809
Univest Financial Corp.	4,787	141,264
Veritex Holdings, Inc.	16,307	442,898
Webster Financial Corp.	14,391	794,671
Wells Fargo & Co.	14,474	1,016,654
Westamerica Bancorp	2,053	107,700
WSFS Financial Corp.	2,361	125,440
Zions Bancorp NA	16,942	919,104

		137,185,938
Basic materials (3.4%)
Air Liquide SA (France)	6,165	1,002,180
American Woodmark Corp.(NON)	4,324	343,888
Andersons, Inc. (The)	2,351	95,263
Archer-Daniels-Midland Co.	17,734	895,922
Atkore, Inc.	1,372	114,493
Avient Corp.	5,120	209,203
Axalta Coating Systems, Ltd.(NON)	22,841	781,619
Beacon Roofing Supply, Inc.(NON)	1,216	123,521
BHP Group, Ltd. (ASE Exchange) (Australia)	115,288	2,812,422
BHP Group, Ltd. (London Exchange) (Australia)	9,014	220,276
Boise Cascade Co.	4,788	569,102
Carpenter Technology Corp.	983	166,825
CF Industries Holdings, Inc.	10,626	906,610
Cie de Saint-Gobain SA (France)	56,818	5,048,940
Commercial Metals Co.	2,019	100,142
Constellium SE (France)(NON)	42,211	433,507
Corteva, Inc.	87,366	4,976,367
CRH PLC	61,464	5,686,649
CRH PLC (London Exchange)	29,728	2,751,926
Dole PLC (Ireland)	32,111	434,783
DuPont de Nemours, Inc.	50,524	3,852,455
Eastman Chemical Co.	24,691	2,254,782
Evonik Industries AG (Germany)	23,593	410,094
Fortescue, Ltd. (Australia)	143,348	1,614,179
Freeport-McMoRan, Inc.	137,486	5,235,466
Fresh Del Monte Produce, Inc.	9,721	322,834
Frontdoor, Inc.(NON)	13,066	714,318
Gamuda Bhd (Malaysia)	1,225,000	1,296,919
Gibraltar Industries, Inc.(NON)	1,705	100,425
Glencore PLC (United Kingdom)	252,704	1,112,953
Hecla Mining Co.	20,910	102,668
HeidelbergCement AG (Germany)	14,175	1,751,506
Holcim AG (Switzerland)	27,976	2,693,668
Huntsman Corp.	45,689	823,773
Ingevity Corp.(NON)	3,200	130,400
Innospec, Inc.	3,474	382,348
International Flavors & Fragrances, Inc.	9,756	824,870
Kaiser Aluminum Corp.	1,552	109,059
Latham Group, Inc.(NON)	16,315	113,552
Limbach Holdings, Inc.(NON)	2,434	208,204
Linde PLC	10,280	4,303,928
Louisiana-Pacific Corp.	25,360	2,626,028
LyondellBasell Industries NV Class A	12,071	896,513
Mativ Holdings, Inc.	9,599	104,629
Minerals Technologies, Inc.	7,973	607,622
Mosaic Co. (The)	32,682	803,324
Mueller Industries, Inc.	2,246	178,243
NewMarket Corp.	965	509,858
Nippon Sanso Holdings Corp. (Japan)	56,500	1,567,759
Northern Star Resources, Inc. (Australia)	29,303	278,413
Nucor Corp.	6,581	768,069
Olin Corp.	22,607	764,117
Packaging Corp. of America	4,581	1,031,321
Perimeter Solutions, Inc.(NON)	9,253	118,253
PPG Industries, Inc.	27,662	3,304,226
Primoris Services Corp.	9,355	714,722
Proto Labs, Inc.(NON)	3,903	152,568
Prysmian SpA (Italy)	34,290	2,194,434
Rayonier Advanced Materials, Inc.(NON)	13,419	110,707
Rio Tinto PLC (United Kingdom)	30,959	1,827,510
ROCKWOOL International A/S Class B (Denmark)	1,414	503,152
Sealed Air Corp.	24,523	829,613
Sherwin-Williams Co. (The)	12,386	4,210,373
Shin-Etsu Chemical Co., Ltd. (Japan)	89,100	2,934,697
Sterling Construction Co., Inc.(NON)	4,407	742,359
Sylvamo Corp.	7,517	593,993
Tutor Perini Corp.(NON)	12,920	312,664
UFP Industries, Inc.	6,357	716,116
UltraTech Cement, Ltd. (India)	8,987	1,197,085
Westlake Corp.	7,395	847,837
Weyerhaeuser Co.(R)	28,985	815,928
Worthington Steel, Inc.	3,290	104,688
Zijin Mining Group Co., Ltd. Class H (China)	990,000	1,786,727

		90,185,587
Building materials (0.4%)
Amber Enterprises India, Ltd. (India)(NON)	6,906	594,331
Apogee Enterprises, Inc.	6,450	460,595
Modine Manufacturing Co.(NON)	1,989	230,585
Mohawk Industries, Inc.(NON)	6,952	828,192
Owens Corning	5,284	899,971
Trane Technologies PLC	14,872	5,492,974
Vulcan Materials Co.	3,316	852,975

		9,359,623
Capital goods (3.6%)
ABB, Ltd. (Switzerland)	57,967	3,130,129
Adient PLC(NON)	12,278	211,550
AeroVironment, Inc.(NON)	714	109,877
Airbus SE (France)	21,449	3,434,646
AISIN Corp. (Japan)	119,500	1,335,076
Alamo Group, Inc.	628	116,751
Albany International Corp. Class A	1,534	122,674
Allison Transmission Holdings, Inc.	9,344	1,009,713
American Axle & Manufacturing Holdings, Inc.(NON)	66,528	387,858
Applied Industrial Technologies, Inc.	1,830	438,230
Argan, Inc.	4,397	602,565
Ball Corp.	35,711	1,968,747
Belden, Inc.	4,511	507,984
Caterpillar, Inc.	2,484	901,096
Columbus McKinnon Corp./NY	2,718	101,218
Crown Holdings, Inc.	9,710	802,920
Curtiss-Wright Corp.	2,485	881,852
Dassault Aviation SA (France)	2,914	595,434
Donaldson Co., Inc.	11,557	778,364
Eaton Corp. PLC	10,002	3,319,364
Elite Material Co., Ltd. (Taiwan)	56,000	1,051,765
Federal Signal Corp.	1,302	120,292
Flowserve Corp.	17,185	988,481
Franklin Electric Co., Inc.	1,033	100,666
GE Vernova, Inc.(NON)	2,695	886,466
GEA Group AG (Germany)	19,255	956,458
Gentherm, Inc.(NON)	2,596	103,645
Graco, Inc.	9,350	788,112
HD Hyundai Electric Co., Ltd. (South Korea)	3,163	813,230
Hitachi, Ltd. (Japan)	17,900	438,372
Honeywell International, Inc.	22,464	5,074,393
Hyster-Yale, Inc.	3,286	167,356
Ingersoll Rand, Inc.	49,803	4,505,179
Interface, Inc.	21,588	525,668
Johnson Controls International PLC	56,420	4,453,231
KEI Industries, Ltd. (India)	23,776	1,228,893
Komatsu, Ltd. (Japan)	10,400	283,320
Lockheed Martin Corp.	20,883	10,147,885
Mitsubishi Electric Corp. (Japan)	97,100	1,639,605
Moog, Inc. Class A	571	112,396
Mueller Water Products, Inc. Class A	5,497	123,683
NANO Nuclear Energy, Inc.(NON)	11,319	281,787
nLight, Inc.(NON)	10,555	110,722
Northrop Grumman Corp.	11,682	5,482,246
NuScale Power Corp.(NON)	2,387	42,799
O-I Glass, Inc.(NON)	10,162	110,156
Otis Worldwide Corp.	33,157	3,070,670
Parker Hannifin Corp.	1,004	638,574
Pentair PLC	8,601	865,605
Powell Industries, Inc.	2,042	452,609
Republic Services, Inc.	4,111	827,051
Rocket Lab USA, Inc.(NON)	4,919	125,287
RTX Corp.	91,861	10,630,155
Schindler Holding AG (Switzerland)	2,351	649,543
Smiths Group PLC (United Kingdom)	27,448	588,500
Steelcase, Inc. Class A	8,202	96,948
Tennant Co.	1,351	110,147
Terex Corp.	9,771	451,616
Textron, Inc.	12,089	924,688
TransDigm Group, Inc.	2,183	2,766,472
Vertiv Holdings Co. Class A	43,927	4,990,546
Vinci SA (France)	41,554	4,278,256
Waste Connections, Inc.	13,416	2,301,917
Waste Management, Inc.	4,155	838,437
Watts Water Technologies, Inc. Class A	3,218	654,219

		96,554,094
Commercial and consumer services (2.6%)
Alarm.com Holdings, Inc.(NON)	2,059	125,187
Arrowhead Pharmaceuticals, Inc.(NON)	4,750	89,300
Automatic Data Processing, Inc.	38,244	11,195,166
Block, Inc. Class A(NON)	12,355	1,050,051
Booking Holdings, Inc.	1,157	5,748,462
BrightView Holdings, Inc.(NON)	11,026	176,306
Cimpress PLC (Ireland)(NON)	4,323	310,046
Compass Group PLC (United Kingdom)	107,552	3,578,622
Ecolab, Inc.	3,653	855,971
Equifax, Inc.	12,723	3,242,457
Euronet Worldwide, Inc.(NON)	8,368	860,565
Experian PLC (United Kingdom)	60,561	2,602,902
Global Payments, Inc.	7,430	832,606
Jardine Matheson Holdings, Ltd. (Hong Kong)	43,300	1,772,408
Laureate Education, Inc.(NON)	7,659	140,083
LegalZoom.com, Inc.(NON)	31,035	233,073
LiveRamp Holdings, Inc.(NON)	20,557	624,316
Mastercard, Inc. Class A	44,621	23,496,080
Payoneer Global, Inc.(NON)	11,231	112,759
PayPal Holdings, Inc.(NON)	100,106	8,544,047
Paysafe, Ltd. (United Kingdom)(NON)	5,899	100,873
RE/MAX Holdings, Inc. Class A(NON)	9,166	97,801
Wolters Kluwer NV (Netherlands)	14,989	2,490,337

		68,279,418
Communication services (1.5%)
American Tower Corp.(R)	29,347	5,382,534
AT&T, Inc.	37,495	853,761
Bharti Airtel, Ltd. (India)	98,495	1,823,700
Charter Communications, Inc. Class A(NON)	9,334	3,199,415
Comcast Corp. Class A	119,640	4,490,089
Credo Technology Group Holding, Ltd.(NON)	13,592	913,518
Crown Castle, Inc.(R)	9,138	829,365
Deutsche Telekom AG (Germany)	7,580	227,120
Etihad Etisalat Co. (Saudi Arabia)	62,237	883,538
InterDigital, Inc.	3,979	770,812
Juniper Networks, Inc.	22,646	848,093
KDDI Corp. (Japan)	79,300	2,525,752
Koninklijke KPN NV (Netherlands)	330,357	1,204,626
Lumen Technologies, Inc.(NON)	127,696	678,066
T-Mobile US, Inc.	25,964	5,731,034
Telstra Group, Ltd. (Australia)	514,553	1,275,218
TIM SA/Brazil (Brazil)	579,300	1,357,797
Ubiquiti, Inc.	2,551	846,753
Verizon Communications, Inc.	98,996	3,958,850
Xiaomi Corp. Class B (China)(NON)	813,000	3,565,664

		41,365,705
Communications equipment (0.3%)
Arista Networks, Inc.(NON)	10,560	1,167,197
CommScope Holding Co., Inc.(NON)	61,476	320,290
Motorola Solutions, Inc.	13,372	6,180,940
NETGEAR, Inc.(NON)	14,607	407,097
Viavi Solutions, Inc.(NON)	11,630	117,463

		8,192,987
Computers (5.4%)
8x8, Inc.(NON)	44,126	117,816
A10 Networks, Inc.	8,166	150,254
Adeia, Inc.	8,718	121,878
Agilysys, Inc.(NON)	2,927	385,515
Alkami Technology, Inc.(NON)	16,156	592,602
Altair Engineering, Inc. Class A(NON)	1,167	127,331
AppFolio, Inc. Class A(NON)	3,824	943,457
Apple, Inc.	461,570	115,586,360
Asia Vital Components Co., Ltd. (Taiwan)	46,000	867,779
Bandwidth, Inc. Class A(NON)	12,566	213,873
Blend Labs, Inc. Class A(NON)	119,319	502,333
Calix, Inc.(NON)	3,469	120,964
Check Point Software Technologies, Ltd. (Israel)(NON)	3,000	560,100
Cisco Systems, Inc.	15,346	908,483
CommVault Systems, Inc.(NON)	5,151	777,337
Dropbox, Inc. Class A(NON)	28,592	858,904
Dynatrace, Inc.(NON)	15,842	861,013
Extreme Networks, Inc.(NON)	37,971	635,635
Fortinet, Inc.(NON)	9,096	859,390
IonQ, Inc.(NON)	3,339	139,470
Life360, Inc.(NON)	2,486	102,597
NetApp, Inc.	7,181	833,570
NetScout Systems, Inc.(NON)	5,200	112,632
OneSpan, Inc.(NON)	6,564	121,697
Phreesia, Inc.(NON)	15,933	400,874
PubMatic, Inc. Class A(NON)	9,539	140,128
Qualys, Inc.(NON)	3,762	527,508
RingCentral, Inc. Class A(NON)	25,805	903,433
ServiceNow, Inc.(NON)	9,666	10,247,120
Snowflake, Inc. Class A(NON)	2,576	397,760
Synopsys, Inc.(NON)	1,667	809,095
Teradata Corp.(NON)	26,104	813,140
Twilio, Inc. Class A(NON)	11,754	1,270,372
Weave Communications, Inc.(NON)	16,528	263,126
Wiwynn Corp. (Taiwan)	10,000	793,873
Zoom Video Communications, Inc. Class A(NON)	13,796	1,125,892

		144,193,311
Conglomerates (0.9%)
3M Co.	76,071	9,820,005
AMETEK, Inc.	5,166	931,223
General Electric Co.	16,602	2,769,048
Marubeni Corp. (Japan)	27,700	415,738
Mitsubishi Corp. (Japan)	143,600	2,349,542
Mitsui & Co., Ltd. (Japan)	121,300	2,515,654
Siemens AG (Germany)	24,410	4,759,819
SPX Technologies, Inc.(NON)	942	137,080

		23,698,109
Consumer (0.2%)
Clorox Co. (The)	5,268	855,576
Kimberly-Clark Corp.	6,719	880,458
LVMH Moet Hennessy Louis Vuitton SA (France)	528	347,315
Pandora A/S (Denmark)	12,313	2,252,731

		4,336,080
Consumer finance (0.9%)
American Express Co.	2,857	847,929
Bread Financial Holdings, Inc.	10,947	668,424
Capital One Financial Corp.	47,387	8,450,050
Enova International, Inc.(NON)	6,645	637,123
FTAI Aviation, Ltd.	723	104,141
LendingClub Corp.(NON)	13,122	212,445
Mr. Cooper Group, Inc.(NON)	8,128	780,369
Navient Corp.	7,955	105,722
OneMain Holdings, Inc.	8,634	450,090
PennyMac Financial Services, Inc.	6,121	625,199
SLM Corp.	34,383	948,283
Synchrony Financial	17,867	1,161,355
Visa, Inc. Class A	28,933	9,143,985

		24,135,115
Consumer staples (5.5%)
ACCO Brands Corp.	21,924	115,101
Asahi Group Holdings, Ltd. (Japan)	110,400	1,158,172
Auto Trader Group PLC (United Kingdom)	160,880	1,591,884
BellRing Brands, Inc.(NON)	11,807	889,539
Benefit Systems SA (Poland)	931	652,570
Brink's Co. (The)	6,236	578,514
Brinker International, Inc.(NON)	992	131,232
Bunzl PLC (United Kingdom)	2,300	94,703
Cal-Maine Foods, Inc.	7,154	736,290
Cargurus, Inc.(NON)	17,445	637,440
Carlsberg A/S Class B (Denmark)	3,075	295,331
Chipotle Mexican Grill, Inc.(NON)	92,659	5,587,338
CK Hutchison Holdings, Ltd. (Hong Kong)	503,500	2,676,830
Coca-Cola Co. (The)	168,020	10,460,925
Coca-Cola Consolidated, Inc.	705	888,293
Coca-Cola Europacific Partners PLC (Spain)	31,589	2,426,351
Coca-Cola HBC AG (Italy)	41,375	1,413,451
Colgate-Palmolive Co.	30,339	2,758,118
Copart, Inc.(NON)	60,990	3,500,216
CoreCivic, Inc.(NON)	9,322	202,660
Costco Wholesale Corp.	2,496	2,287,010
Coursera, Inc.(NON)	71,947	611,550
Danone SA (France)	24,730	1,671,247
Dave & Buster's Entertainment, Inc.(NON)	3,276	95,626
DoorDash, Inc. Class A(NON)	80,806	13,555,207
El Pollo Loco Holdings, Inc.(NON)	8,196	94,582
Etsy, Inc.(NON)	16,622	879,138
EverQuote, Inc. Class A(NON)	20,173	403,258
GEO Group, Inc. (The)(NON)	4,063	113,683
Haleon PLC (United Kingdom)	434,268	2,047,638
Heidrick & Struggles International, Inc.	3,374	149,502
Henkel AG & Co. KGaA Vorzug (Preference) (Germany)	6,233	546,861
Hims & Hers Health, Inc.(NON)	10,938	264,481
Hudson Technologies, Inc.(NON)	19,897	111,025
Imperial Brands PLC (United Kingdom)	79,991	2,558,019
Ingles Markets, Inc. Class A	1,617	104,199
Ingredion, Inc.	6,002	825,635
ITOCHU Corp. (Japan)	40,800	2,006,315
Itron, Inc.(NON)	6,446	699,907
JD.com, Inc. ADR (China)	45,888	1,590,937
Kenvue, Inc.	59,980	1,280,573
Keurig Dr Pepper, Inc.	26,582	853,814
Koninklijke Ahold Delhaize NV (Netherlands)	68,703	2,241,017
Korn Ferry	5,341	360,250
L'Oreal SA (France)	611	216,296
MakeMyTrip, Ltd. (India)(NON)	7,850	881,398
Maplebear, Inc.(NON)	47,624	1,972,586
Marks & Spencer Group PLC (United Kingdom)	26,035	121,927
MediaAlpha, Inc. Class A(NON)	9,843	111,127
Meituan Class B (China)(NON)	98,400	1,913,227
MercadoLibre, Inc. (Brazil)(NON)	534	908,035
Mondelez International, Inc. Class A	93,647	5,593,535
Monster Beverage Corp.(NON)	17,116	899,617
Nestle SA (Switzerland)	10,260	841,763
Nissin Food Products Co., Ltd. (Japan)	27,000	652,278
PepsiCo, Inc.	5,688	864,917
Philip Morris International, Inc.	160,532	19,320,026
Procter & Gamble Co. (The)	43,671	7,321,443
Recruit Holdings Co., Ltd. (Japan)	48,000	3,336,380
Resideo Technologies, Inc.(NON)	22,504	518,717
Sally Beauty Holdings, Inc.(NON)	9,658	100,926
Sea, Ltd. ADR (Singapore)(NON)	12,642	1,341,316
Shoprite Holdings, Ltd. (South Africa)	101,237	1,574,438
Simply Good Foods Co. (The)(NON)	3,034	118,265
Sprouts Farmers Market, Inc.(NON)	7,992	1,015,543
Starbucks Corp.	44,433	4,054,511
Sumber Alfaria Trijaya Tbk PT (Indonesia)	3,830,800	678,334
Tesco PLC (United Kingdom)	966,185	4,443,821
Turning Point Brands, Inc.	5,051	303,565
Tyson Foods, Inc. Class A	14,079	808,698
Uber Technologies, Inc.(NON)	119,751	7,223,380
Unilever PLC (United Kingdom)	30,769	1,748,313
Upwork, Inc.(NON)	37,347	610,623
USANA Health Sciences, Inc.(NON)	3,091	110,936
WH Group, Ltd. (Hong Kong)	2,550,000	1,965,118
Yamazaki Baking Co., Ltd. (Japan)	36,300	675,889
ZipRecruiter, Inc. Class A(NON)	16,159	116,991
Zomato, Ltd. (India)(NON)	466,071	1,509,772

		146,020,143
Electronics (7.0%)
Allied Motion Technologies, Inc.	5,425	131,719
Ambarella, Inc.(NON)	9,170	667,026
Amphenol Corp. Class A	11,682	811,315
Analog Devices, Inc.	10,286	2,185,364
Atmus Filtration Technologies, Inc.	6,950	272,301
Broadcom, Inc.	151,576	35,141,380
CEVA, Inc.(NON)	5,253	165,732
Cirrus Logic, Inc.(NON)	7,929	789,570
EnerSys	6,409	592,384
ESCO Technologies, Inc.	815	108,566
Garmin, Ltd.	4,044	834,115
Hoya Corp. (Japan)	46,800	5,808,175
Impinj, Inc.(NON)	4,440	644,954
MediaTek, Inc. (Taiwan)	60,000	2,579,383
Monolithic Power Systems, Inc.	642	379,871
Nextracker, Inc. Class A(NON)	2,981	108,896
NVIDIA Corp.	775,786	104,180,302
NXP Semiconductors NV	16,437	3,416,430
Photronics, Inc.(NON)	4,507	106,185
Qorvo, Inc.(NON)	13,292	929,510
Qualcomm, Inc.	96,310	14,795,142
Rambus, Inc.(NON)	14,194	750,295
Samsung Electronics Co., Ltd. (South Korea)	64,931	2,317,180
Samsung Electronics Co., Ltd. (Preference) (South Korea)	61,209	1,818,027
Sanmina Corp.(NON)	1,614	122,131
SCREEN Holdings Co., Ltd. (Japan)	3,000	177,112
Silicon Laboratories, Inc.(NON)	966	119,997
SK Hynix, Inc. (South Korea)	16,659	1,908,960
STMicroelectronics NV (France)	38,324	959,895
Thales SA (France)	11,901	1,708,928
Trimble Inc.(NON)	12,056	851,877
TTM Technologies, Inc.(NON)	17,020	421,245
Vicor Corp.(NON)	2,136	103,212
Vontier Corp.	55,047	2,007,564

		187,914,743
Energy (2.4%)
Alpha Metallurgical Resources, Inc.(NON)	2,343	468,881
Baker Hughes Co.	21,549	883,940
BP PLC (United Kingdom)	656,013	3,242,649
Cenovus Energy, Inc. (Canada)	57,750	875,420
Cheniere Energy, Inc.	4,426	951,015
ConocoPhillips	48,057	4,765,813
CONSOL Energy, Inc.	5,736	611,916
Coterra Energy, Inc.	35,507	906,849
DCC PLC (Ireland)	11,973	767,182
DNOW, Inc.(NON)	28,526	371,123
Eneos Holdings, Inc. (Japan)	332,100	1,742,248
Equinor ASA (Norway)	106,646	2,529,541
Exxon Mobil Corp.	127,038	13,665,478
Halliburton Co.	31,753	863,364
Helix Energy Solutions Group, Inc.(NON)	41,176	383,760
HF Sinclair Corp.	23,069	808,568
INPEX Corp. (Japan)	32,300	406,381
Kodiak Gas Services, Inc.	10,202	416,548
Marathon Petroleum Corp.	54,437	7,593,962
Murphy Oil Corp.	17,652	534,150
NPK International, Inc.(NON)	14,494	111,169
Norsk Hydro ASA (Norway)	69,688	383,331
Oceaneering International, Inc.(NON)	22,122	576,942
OMV AG (Austria)	17,579	681,743
PBF Energy, Inc. Class A	4,233	112,386
Peabody Energy Corp.	23,454	491,127
PetroChina Co., Ltd. Class H (China)	2,482,000	1,941,800
Phillips 66	7,130	812,321
Repsol SA (Spain)	38,393	467,164
Schlumberger, Ltd.	20,283	777,650
Shell PLC (Euronext Amsterdam Exchange) (United Kingdom)	128,445	4,031,013
Shell PLC (London Exchange) (United Kingdom)	22,140	690,126
SM Energy Co.	6,740	261,242
SunCoke Energy, Inc.	16,563	177,224
TechnipFMC PLC (United Kingdom)	173,982	5,035,039
TotalEnergies SE (France)	10,804	601,943
Valero Energy Corp.	31,553	3,868,082
Weatherford International PLC	11,030	790,079

		64,599,169
Entertainment (0.2%)
Daktronics, Inc.(NON)	12,413	209,283
Live Nation Entertainment, Inc.(NON)	22,090	2,860,655
Sonos, Inc.(NON)	8,137	122,380
Sony Group Corp. (Japan)	129,700	2,733,498
Xperi, Inc.(NON)	15,097	155,046

		6,080,862
Financial (1.3%)
3i Group PLC (United Kingdom)	61,897	2,755,234
AerCap Holdings NV (Ireland)	6,900	660,330
Ally Financial, Inc.	87,400	3,147,274
Apollo Global Management, Inc.	34,132	5,637,241
CME Group, Inc.	21,432	4,977,153
Deutsche Boerse AG (Germany)	14,092	3,246,179
Eurazeo SE (France)	3,656	272,697
Euronext NV (France)	33,179	3,722,253
Intercontinental Exchange, Inc.	5,559	828,347
Japan Exchange Group, Inc. (Japan)	168,000	1,864,031
London Stock Exchange Group PLC (United Kingdom)	26,666	3,764,035
MGIC Investment Corp.	35,479	841,207
Nasdaq, Inc.	28,756	2,223,126
NMI Holdings, Inc. Class A(NON)	10,503	386,090
REC, Ltd. (India)	147,879	862,217
SBI Holdings, Inc. (Japan)	35,300	886,597

		36,074,011
Gaming and lottery (0.3%)
Aristocrat Leisure, Ltd. (Australia)	59,107	2,496,120
DraftKings, Inc. Class A(NON)	73,097	2,719,208
Golden Entertainment, Inc.	3,523	111,327
International Game Technology PLC	27,404	483,955
La Francaise des Jeux SAEM (France)	13,836	532,832
Light & Wonder, Inc.(NON)	9,098	785,885
Red Rock Resorts, Inc. Class A	2,503	115,739

		7,245,066
Health care (8.2%)
Abbott Laboratories	33,914	3,836,013
AbbVie, Inc.	82,507	14,661,494
ACADIA Pharmaceuticals, Inc.(NON)	35,512	651,645
ACELYRIN, Inc.(NON)	24,995	78,484
Addus HomeCare Corp.(NON)	1,036	129,863
ADMA Biologics, Inc.(NON)	15,294	262,292
Agilent Technologies, Inc.	6,427	863,403
Agios Pharmaceuticals, Inc.(NON)	13,845	454,947
Alkermes PLC(NON)	3,686	106,009
Alnylam Pharmaceuticals, Inc.(NON)	3,637	855,822
Amgen, Inc.	3,112	811,112
AngioDynamics, Inc.(NON)	13,067	119,694
Apollo Hospitals Enterprise, Ltd. (India)	20,841	1,773,368
Arcellx, Inc.(NON)	7,101	544,576
Arcturus Therapeutics Holdings, Inc.(NON)	22,827	387,374
Argenx SE (Netherlands)(NON)	2,691	1,662,262
AstraZeneca PLC (United Kingdom)	33,748	4,400,051
AstraZeneca PLC (Rights) (United Kingdom)(F)	3,617	11,068
AstraZeneca PLC ADR (United Kingdom)	64,246	4,209,398
AstraZeneca PLC CVR (Rights) (United Kingdom)(F)	6,497	1,949
AtriCure, Inc.(NON)	3,307	101,062
Avanos Medical, Inc.(NON)	6,482	103,193
Axogen, Inc.(NON)	13,120	216,218
Becton, Dickinson and Co.	4,093	928,579
BioCryst Pharmaceuticals, Inc.(NON)	27,507	206,853
Biohaven, Ltd.(NON)	13,359	498,959
bioMerieux (France)	4,556	487,631
Bioventus, Inc. Class A(NON)	16,009	168,095
Blueprint Medicines Corp.(NON)	1,218	106,234
Boston Scientific Corp.(NON)	111,846	9,990,084
Bristol-Myers Squibb Co.	75,246	4,255,914
Cardinal Health, Inc.	7,106	840,427
CareDx, Inc.(NON)	17,099	366,090
Castle Biosciences, Inc.(NON)	16,192	431,517
Catalyst Pharmaceuticals, Inc.(NON)	7,323	152,831
Chugai Pharmaceutical Co., Ltd. (Japan)	27,600	1,216,639
Cigna Group (The)	46,508	12,842,719
Concentra Group Holdings Parent, Inc.	5,311	105,052
Cooper Cos., Inc. (The)(NON)	9,150	841,160
Corcept Therapeutics, Inc.(NON)	12,834	646,705
CSL, Ltd. (Australia)	2,751	479,914
Daiichi Sankyo Co., Ltd. (Japan)	101,100	2,766,423
Danaher Corp.	15,954	3,662,240
Demant A/S (Denmark)(NON)	18,174	668,916
Denali Therapeutics, Inc.(NON)	4,464	90,976
Dexcom, Inc.(NON)	11,392	885,956
Dyne Therapeutics, Inc.(NON)	3,494	82,319
Edwards Lifesciences Corp.(NON)	13,661	1,011,324
Eli Lilly and Co.	32,640	25,198,080
Exelixis, Inc.(NON)	28,774	958,174
Fate Therapeutics, Inc.(NON)	45,776	75,530
Fisher & Paykel Healthcare Corp., Ltd. (New Zealand)	10,619	228,236
Fresenius SE & Co. KGaA (Germany)(NON)	27,204	944,277
FUJIFILM Holdings Corp. (Japan)	49,600	1,026,205
Glaukos Corp.(NON)	1,667	249,950
GSK PLC (United Kingdom)	127,143	2,144,554
Guardant Health, Inc.(NON)	4,065	124,186
HCA Healthcare, Inc.	2,834	850,625
Health Catalyst, Inc.(NON)	18,186	128,575
HealthEquity, Inc.(NON)	1,136	108,999
Hologic, Inc.(NON)	6,079	438,235
Humacyte, Inc.(NON)	119,341	602,672
IDEXX Laboratories, Inc.(NON)	5,640	2,331,802
ImmunityBio, Inc.(NON)	25,603	65,544
Inari Medical, Inc.(NON)	2,548	130,075
Incyte Corp.(NON)	12,078	834,227
Insmed, Inc.(NON)	14,040	969,322
Insulet Corp.(NON)	3,313	864,925
Intuitive Surgical, Inc.(NON)	14,177	7,399,827
Ipsen SA (France)	5,418	621,015
Ironwood Pharmaceuticals, Inc.(NON)	76,745	339,980
Johnson & Johnson	13,481	1,949,622
Keros Therapeutics, Inc.(NON)	3,271	51,780
Kiniksa Pharmaceuticals International PLC(NON)	9,731	192,479
Kymera Therapeutics, Inc.(NON)	2,620	105,403
Lantheus Holdings, Inc.(NON)	7,603	680,164
LivaNova PLC (United Kingdom)(NON)	8,012	371,036
Lonza Group AG (Switzerland)	7,731	4,563,133
McKesson Corp.	11,975	6,824,672
Medpace Holdings, Inc.(NON)	2,491	827,585
Medtronic PLC	69,209	5,528,415
Merck & Co., Inc.	134,428	13,372,897
Merck KGaA (Germany)	896	130,388
Natera, Inc.(NON)	6,457	1,022,143
Neurocrine Biosciences, Inc.(NON)	7,164	977,886
Novartis AG (Switzerland)	48,526	4,724,357
Novo Nordisk A/S Class B (Denmark)	73,645	6,354,225
Novocure, Ltd. (Jersey)(NON)	24,014	715,617
Nurix Therapeutics, Inc.(NON)	23,089	434,997
Olympus Corp. (Japan)	35,300	527,037
Omega Healthcare Investors, Inc.	22,954	868,809
Option Care Health, Inc.(NON)	11,770	273,064
OraSure Technologies, Inc.(NON)	39,028	140,891
Otsuka Holdings Company, Ltd. (Japan)	23,200	1,262,078
Pfizer, Inc.	33,864	898,412
Poseida Therapeutics, Inc.(NON)	6,055	58,128
Protagonist Therapeutics, Inc.(NON)	13,963	538,972
PTC Therapeutics, Inc.(NON)	15,048	679,267
Pulse Biosciences, Inc.(NON)	6,243	108,691
QIAGEN NV (Netherlands)	19,343	861,344
Regeneron Pharmaceuticals, Inc.(NON)	10,198	7,264,342
Roche Holding AG (Switzerland)	12,861	3,596,020
RxSight, Inc.(NON)	9,826	337,818
Sabra Health Care REIT, Inc.(R)	6,519	112,909
Sandoz Group AG (Switzerland)	31,193	1,278,682
Sanofi SA (France)	44,410	4,317,130
Schrodinger, Inc.(NON)	5,456	105,246
Select Medical Holdings Corp.	17,633	332,382
Sonova Holding AG (Switzerland)	1,229	401,895
Summit Therapeutics, Inc.(NON)	31,182	556,443
Sun Pharmaceutical Industries, Ltd. (India)	54,810	1,206,196
Sutro Biopharma, Inc.(NON)	25,389	46,716
Tango Therapeutics, Inc.(NON)	34,521	106,670
Teladoc Health, Inc.(NON)	59,833	543,882
Tenet Healthcare Corp.(NON)	7,441	939,277
TG Therapeutics, Inc.(NON)	4,830	145,383
Thermo Fisher Scientific, Inc.	12,264	6,380,101
UnitedHealth Group, Inc.	18,853	9,536,979
Universal Health Services, Inc. Class B	4,760	854,039
Wave Life Sciences, Ltd.(NON)	11,880	146,956
Xencor, Inc.(NON)	21,574	495,771
Y-mAbs Therapeutics, Inc.(NON)	8,170	63,971
Zentalis Pharmaceuticals, Inc.(NON)	29,388	89,046

		220,511,215
Homebuilding (0.5%)
Forestar Group, Inc.(NON)	8,920	231,206
Hovnanian Enterprises, Inc. Class A(NON)	2,734	365,864
KB Home	6,056	398,000
Lennar Corp. Class A	5,465	745,262
M/I Homes, Inc.(NON)	4,126	548,552
Meritage Homes Corp.	1,346	207,042
PulteGroup, Inc.	71,437	7,779,490
Taylor Wimpey PLC (United Kingdom)	201,725	307,026
Toll Brothers, Inc.	19,409	2,444,564
TRI Pointe Homes, Inc.(NON)	15,575	564,750

		13,591,756
Household furniture and appliances (—%)
Hoshizaki Corp. (Japan)	7,400	290,961
Rational AG (Germany)	422	361,446

		652,407
Insurance (2.4%)
AIA Group, Ltd. (Hong Kong)	418,000	3,002,436
Allianz SE (Germany)	5,528	1,699,101
Allstate Corp. (The)	22,004	4,242,151
American International Group, Inc.	67,250	4,895,800
AXA SA (France)	124,715	4,438,559
Axis Capital Holdings, Ltd.	9,616	852,170
Berkshire Hathaway, Inc. Class B(NON)	7,096	3,216,475
Chubb, Ltd.	3,084	852,109
CNO Financial Group, Inc.	18,885	702,711
Corebridge Financial, Inc.	102,555	3,069,471
Enstar Group, Ltd.(NON)	2,027	652,795
Equitable Holdings, Inc.	86,113	4,061,950
Essent Group, Ltd.	2,144	116,719
Everest Group, Ltd.	2,459	891,289
Fidelis Insurance Holdings, Ltd. (United Kingdom)	7,624	138,223
Genworth Financial, Inc. Class A(NON)	93,023	650,231
Globe Life, Inc.	9,743	1,086,539
Hamilton Insurance Group, Ltd. Class B (Bermuda)(NON)	24,343	463,247
Heritage Insurance Holdings, Inc.(NON)	11,411	138,073
Horace Mann Educators Corp.	7,039	276,140
Jackson Financial, Inc. Class A	9,133	795,302
Marsh & McLennan Cos., Inc.	4,219	896,158
Mercury General Corp.	1,547	102,845
MetLife, Inc.	101,988	8,350,777
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	5,820	2,936,553
NN Group NV (Netherlands)	21,722	947,264
Primerica, Inc.	3,153	855,787
Principal Financial Group, Inc.	11,002	851,665
Progressive Corp. (The)	3,670	879,369
Prudential Financial, Inc.	7,073	838,363
Prudential PLC (United Kingdom)	278,142	2,207,340
QBE Insurance Group, Ltd. (Australia)	32,728	388,673
Reinsurance Group of America, Inc.	4,477	956,422
RLI Corp.	5,296	872,940
Talanx AG (Germany)	6,915	588,131
Tokio Marine Holdings, Inc. (Japan)	12,800	459,368
Travelers Cos., Inc. (The)	3,660	881,657
Universal Insurance Holdings, Inc.	5,795	122,043
Unum Group	28,355	2,070,766
Willis Towers Watson PLC	2,831	886,782
Zurich Insurance Group AG (Switzerland)	3,041	1,808,682

		64,143,076
Investment banking/Brokerage (1.2%)
Affiliated Managers Group, Inc.	4,611	852,666
Ameriprise Financial, Inc.	1,733	922,701
BlackRock, Inc.	848	869,293
Charles Schwab Corp. (The)	74,170	5,489,322
Evercore, Inc. Class A	2,998	831,016
Exor NV (Netherlands)	12,241	1,122,203
Futu Holdings, Ltd. (Hong Kong)(NON)	1,900	151,981
Goldman Sachs Group, Inc. (The)	12,508	7,162,330
HDFC Asset Management Co., Ltd. (India)	28,524	1,396,330
Investor AB Class B (Sweden)	100,258	2,655,527
Meritz Financial Group, Inc. (South Korea)	20,528	1,442,225
Morgan Stanley	6,743	847,730
Nomura Holdings, Inc. (Japan)	285,100	1,654,104
Robinhood Markets, Inc. Class A(NON)	75,161	2,800,499
Stifel Financial Corp.	7,944	842,700
StoneX Group, Inc.(NON)	6,687	655,125
Virtu Financial, Inc. Class A	25,925	925,004
Virtus Investment Partners, Inc.	1,787	394,176

		31,014,932
Lodging/Tourism (0.4%)
Accor SA (France)	50,706	2,466,218
Hilton Worldwide Holdings, Inc.	17,617	4,354,218
Indian Hotels Co., Ltd. (India)	186,200	1,903,167
InterContinental Hotels Group PLC (United Kingdom)	6,010	747,786
Ryman Hospitality Properties, Inc.(R)	6,469	674,975

		10,146,364
Media (1.0%)
Informa PLC (United Kingdom)	224,829	2,242,354
Netflix, Inc.(NON)	27,251	24,289,362
Universal Music Group NV (Netherlands)	42,320	1,082,508

		27,614,224
Publishing (0.2%)
New York Times Co. (The) Class A	15,324	797,614
S&P Global, Inc.	4,600	2,290,938
TOPPAN Holdings, Inc. (Japan)	71,500	1,896,764

		4,985,316
Real estate (1.6%)
Alexander & Baldwin, Inc.(R)	11,253	199,628
American Healthcare REIT, Inc.(R)	4,054	115,215
Annaly Capoital Management, Inc.(R)	22,396	409,847
Anywhere Real Estate, Inc.(NON)	51,848	171,098
Apple Hospitality REIT, Inc.(R)	7,417	113,851
AvalonBay Communities, Inc.(R)	3,762	827,527
BrightSpire Capital, Inc.(R)	33,390	188,320
Brixmor Property Group, Inc.(R)	35,318	983,253
Broadstone Net Lease, Inc.(R)	6,615	104,914
CareTrust REIT, Inc. R	23,065	623,908
CBRE Group, Inc. Class A(NON)	27,746	3,642,773
Chimera Investment Corp.(R)	8,432	118,048
COPT Defense Properties(R)	3,492	108,077
CoStar Group, Inc.(NON)	20,483	1,466,378
Covivio (France)(R)	2,506	127,013
Curbline Properties Corp.(NON)(R)	12,293	285,443
Cushman & Wakefield PLC(NON)	46,488	608,063
Empire State Realty Trust, Inc. Class A(R)	10,532	108,690
Equity Lifestyle Properties, Inc.(R)	13,047	868,930
Equity Residential(R)	11,428	820,073
Essex Property Trust, Inc.(R)	6,935	1,979,526
First Industrial Realty Trust, Inc.(R)	16,719	838,123
Gaming and Leisure Properties, Inc.(R)	57,715	2,779,554
Industrial Logistics Properties Trust(R)	20,680	75,482
Invitation Homes, Inc.(R)	27,997	895,064
Jones Lang LaSalle, Inc.(NON)	3,148	796,885
Kite Realty Group Trust(R)	12,901	325,621
Klepierre SA (France)(R)	11,244	323,821
Ladder Capital Corp.(R)	9,560	106,976
Macerich Co. (The) R	3,000	59,760
MFA Financial, Inc.(R)	10,221	104,152
Mid-America Apartment Communities, Inc.(R)	5,679	877,803
National Health Investors, Inc.(R)	786	54,470
NexPoint Residential Trust, Inc.(R)	3,435	143,411
Outfront Media, Inc.(R)	35,273	625,743
Phoenix Mills, Ltd. (The) (India)	63,179	1,203,471
Public Storage(R)	2,819	844,121
RLJ Lodging Trust(R)	47,215	482,065
Sekisui Chemical Co., Ltd. (Japan)	30,300	518,804
Sekisui House, Ltd. (Japan)	42,700	1,018,144
Simon Property Group, Inc.(R)	48,144	8,290,878
SITE Centers Corp.(R)	38,789	593,084
Sun Communities, Inc.(R)	7,037	865,340
Sunstone Hotel Investors, Inc.(R)	15,907	188,339
Tanger, Inc.(R)	3,449	117,714
Taylor Morrison Home Corp.(NON)	11,965	732,378
TPG RE Finance Trust, Inc.(R)	24,025	204,213
Urban Edge Properties(R)	28,829	619,824
VICI Properties, Inc.(R)	28,367	828,600
Vornado Realty Trust(R)	85,952	3,613,422
Xenia Hotels & Resorts, Inc.(R)	3,535	52,530

		42,050,367
Retail (5.2%)
Abercrombie & Fitch Co. Class A(NON)	6,091	910,422
adidas AG (Germany)	5,846	1,437,907
Amazon.com, Inc.(NON)	338,160	74,188,923
American Eagle Outfitters, Inc.	8,827	147,146
Associated British Foods PLC (United Kingdom)	79,462	2,026,947
BJ's Wholesale Club Holdings, Inc.(NON)	28,044	2,505,731
BlueLinx Holdings, Inc.(NON)	2,435	248,760
Buckle, Inc. (The)	2,729	138,660
Caleres, Inc.	4,459	103,270
Fast Retailing Co., Ltd. (Japan)	8,400	2,833,669
G-III Apparel Group, Ltd.(NON)	4,083	133,187
Gap, Inc. (The)	39,842	941,466
GMS, Inc.(NON)	1,886	159,989
Home Depot, Inc. (The)	7,842	3,050,460
Industria de Diseno Textil SA (Spain)	50,047	2,563,604
J. Jill, Inc.	7,275	200,936
Next PLC (United Kingdom)	7,208	855,029
O'Reilly Automotive, Inc.(NON)	1,728	2,049,062
Revelyst, Inc.(NON)	32,492	624,821
Ryohin Keikaku Co., Ltd. (Japan)	57,000	1,297,774
Target Corp.	30,276	4,092,710
TJX Cos., Inc. (The)	105,619	12,759,831
Upbound Group, Inc.	3,829	111,692
Urban Outfitters, Inc.(NON)	2,896	158,932
Victoria's Secret & Co.(NON)	15,189	629,128
Walmart, Inc.	283,787	25,640,155

		139,810,211
Semiconductor (1.1%)
Applied Materials, Inc.	11,339	1,844,062
ASML Holding NV (Netherlands)	12,588	8,817,066
Disco Corp. (Japan)	3,600	954,999
KLA Corp.	1,550	976,686
Lam Research Corp.	11,112	802,620
MaxLinear, Inc.(NON)	7,646	151,238
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	481,350	15,643,886

		29,190,557
Software (5.9%)
Adobe, Inc.(NON)	21,236	9,443,224
AppLovin Corp. Class A(NON)	5,351	1,732,814
Atlassian Corp. Class A(NON)	5,674	1,380,938
Autodesk, Inc.(NON)	3,397	1,004,051
Blackline, Inc.(NON)	4,861	295,354
Cadence Design Systems, Inc.(NON)	26,198	7,871,451
Domo, Inc. Class B(NON)	15,200	107,616
Guidewire Software, Inc.(NON)	5,224	880,662
Intuit, Inc.	1,371	861,674
Manhattan Associates, Inc.(NON)	2,842	768,022
Microsoft Corp.	238,113	100,364,630
Nexon Co., Ltd. (Japan)	13,700	203,792
Oracle Corp.	96,574	16,093,091
Pegasystems, Inc.	22,306	2,078,919
PROS Holdings, Inc.(NON)	8,186	179,765
ROBLOX Corp. Class A(NON)	16,768	970,196
SAP SE (Germany)	10,069	2,476,713
Shopify, Inc. Class A (Canada)(NON)	20,038	2,130,641
Tata Consultancy Services, Ltd. (India)	57,814	2,758,970
Veeva Systems, Inc. Class A(NON)	30,127	6,334,202
Workday, Inc. Class A(NON)	3,434	886,075

		158,822,800
Technology (0.1%)
CACI International, Inc. Class A(NON)	2,160	872,770
SoftBank Group Corp. (Japan)	21,000	1,200,061

		2,072,831
Technology services (5.3%)
Accenture PLC Class A	2,490	875,957
Alphabet, Inc. Class A	152,909	28,945,674
Alphabet, Inc. Class C	120,039	22,860,227
Capgemini SE (France)	8,930	1,458,515
DocuSign, Inc.(NON)	10,580	951,565
Fair Isaac Corp.(NON)	388	772,481
Fiserv, Inc.(NON)	4,372	898,096
Gartner, Inc.(NON)	1,719	832,804
HealthStream, Inc.	4,717	150,001
Integral Ad Science Holding Corp.(NON)	25,489	266,105
Leidos Holdings, Inc.	22,796	3,283,992
LY Corp. (Japan)	520,900	1,377,306
Maximus, Inc.	1,557	116,230
Meta Platforms, Inc. Class A	82,036	48,032,898
NEC Corp. (Japan)	3,500	299,520
Pinterest, Inc. Class A(NON)	28,788	834,852
Prosus NV (China)	53,881	2,140,414
Q2 Holdings, Inc.(NON)	2,989	300,843
Salesforce, Inc.	30,382	10,157,614
Scout24 SE (Germany)	4,324	381,545
Spotify Technology SA (Sweden)(NON)	8,991	4,022,394
Tencent Holdings, Ltd. (China)	202,211	10,792,572
Unisys Corp.(NON)	25,827	163,485
V2X, Inc.(NON)	1,043	49,887
VeriSign, Inc.(NON)	4,589	949,739
Western Union Co. (The)	80,379	852,017
Zebra Technologies Corp. Class A(NON)	2,166	836,553

		142,603,286
Textiles (0.1%)
Hermes International (France)	845	2,027,467
PRADA SpA (Italy)	200,900	1,546,089

		3,573,556
Tire and rubber (—%)
Goodyear Tire & Rubber Co. (The)(NON)	12,412	111,708

		111,708
Toys (0.2%)
Bandai Namco Holdings, Inc. (Japan)	6,000	143,071
Hasbro, Inc.	13,758	769,210
JUMBO SA (Greece)	23,751	627,839
Nintendo Co., Ltd. (Japan)	82,000	4,775,825

		6,315,945
Transportation (1.7%)
A.P. Moeller-Maersck A/S Class B (Denmark)	827	1,375,929
Aena SME SA (Spain)	5,527	1,128,048
ArcBest Corp.	1,061	99,013
Arlo Technologies, Inc.(NON)	23,143	258,970
Canadian National Railway Co. (Canada)	22,930	2,328,493
Canadian Pacific Kansas City, Ltd. (Canada)	46,693	3,379,172
Costamare, Inc. (Monaco)	8,662	111,307
CSX Corp.	40,147	1,295,544
DHL Group (Germany)	34,716	1,225,557
FedEx Corp.	25,566	7,192,483
HD Hyundai Heavy Industries Co., Ltd. (South Korea)(NON)	6,699	1,297,371
Hub Group, Inc. Class A	8,114	361,560
International Container Terminal Services, Inc. (Philippines)	295,270	1,970,338
International Seaways, Inc.	5,145	184,911
Kirby Corp.(NON)	7,458	789,056
Matson, Inc.	4,949	667,323
Norfolk Southern Corp.	3,412	800,796
Qantas Airways, Ltd. (voting rights) (Australia)(NON)	405,823	2,246,606
Ryanair Holdings PLC ADR (Ireland)	32,164	1,402,029
Safe Bulkers, Inc. (Monaco)	27,243	97,258
Scorpio Tankers, Inc.	13,557	673,647
SITC International Holdings Co., Ltd. (Hong Kong)	119,000	315,556
SkyWest, Inc.(NON)	6,954	696,304
Southwest Airlines Co.	170,328	5,726,427
Sun Country Airlines Holdings, Inc.(NON)	13,844	201,846
Teekay Corp., Ltd. (Bermuda)	50,800	352,044
Teekay Tankers,. Ltd. Class A (Canada)	13,973	555,986
Union Pacific Corp.	27,128	6,186,269
United Parcel Service, Inc. Class B	6,849	863,659
Westinghouse Air Brake Technologies Corp.	4,332	821,304

		44,604,806
Utilities and power (2.0%)
AES Corp. (The)	65,836	847,309
ALLETE, Inc.	9,653	625,514
American Electric Power Co., Inc.	9,676	892,417
American States Water Co.	1,422	110,518
Black Hills Corp.	9,137	534,697
California Water Service Group	2,755	124,884
China Resources Gas Group, Ltd. (China)	177,200	701,577
Constellation Energy Corp.	4,560	1,020,118
Dominion Energy, Inc.	16,761	902,747
Duke Energy Corp.	8,545	920,638
E.ON SE (Germany)	105,585	1,229,859
Edison International	11,572	923,908
ENGIE SA (France)	156,132	2,476,160
Eni SpA (Italy)	31,162	426,244
Eversource Energy	14,838	852,146
Exelon Corp.	147,443	5,549,755
Iberdrola SA (Spain)	436,653	6,017,173
Kansai Electric Power Co., Inc. (The) (Japan)	63,500	703,826
National Fuel Gas co.	14,844	900,734
New Jersey Resources Corp.	4,593	214,263
NextEra Energy, Inc.	71,670	5,138,022
Northwest Natural Holding Co.	2,880	113,933
NRG Energy, Inc.	67,897	6,125,668
NTPC, Ltd. (India)	374,022	1,452,963
Otter Tail Corp.	1,528	112,828
PG&E Corp.	111,987	2,259,898
PNM Resources, Inc.	2,355	115,795
Portland General Electric Co.	4,100	178,842
PPL Corp.	110,491	3,586,538
RWE AG (Germany)	13,456	401,844
SJW Group	2,659	130,876
Unitil Corp.	1,956	105,996
Vistra Corp.	48,786	6,726,126

		52,423,816

Total common stocks (cost $1,368,430,174)		$2,150,635,034

CORPORATE BONDS AND NOTES (7.8%)(a)
		Principal amount	Value
Basic materials (0.7%)
ArcelorMittal SA sr. unsec. unsub. notes 7.00%, 10/15/39 (France)		$465,000	$496,698
Arcosa, Inc. 144A company guaranty sr. unsec. notes 6.875%, 8/15/32		130,000	132,244
ATI, Inc. sr. unsec. notes 7.25%, 8/15/30		265,000	272,958
ATI, Inc. sr. unsec. notes 5.125%, 10/1/31		65,000	61,453
ATI, Inc. sr. unsec. notes 4.875%, 10/1/29		85,000	81,046
ATI, Inc. sr. unsec. sub. notes 5.875%, 12/1/27		355,000	352,174
Avient Corp. 144A sr. unsec. notes 6.25%, 11/1/31		120,000	118,497
Avient Corp. 144A sr. unsec. unsub. notes 7.125%, 8/1/30		220,000	225,671
Axalta Coating Systems, LLC 144A company guaranty sr. unsec. notes 3.375%, 2/15/29		345,000	313,497
Beacon Roofing Supply, Inc. 144A sr. unsec. unsub. notes 4.125%, 5/15/29		260,000	246,886
Big River Steel, LLC/BRS Finance Corp. 144A sr. notes 6.625%, 1/31/29		263,000	263,255
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30		315,000	300,926
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 6.375%, 6/15/32		125,000	124,404
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 4.25%, 2/1/32		145,000	128,182
Builders FirstSource, Inc. 144A sr. unsec. bonds 6.375%, 3/1/34		150,000	148,228
Celanese US Holdings, LLC company guaranty sr. unsec. bonds 6.379%, 7/15/32 (Germany)		418,000	424,784
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.33%, 7/15/29 (Germany)		155,000	158,257
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.165%, 7/15/27 (Germany)		804,000	816,249
Celanese US Holdings, LLC company guaranty sr. unsec. notes 1.40%, 8/5/26 (Germany)		170,000	159,136
Cemex SAB de CV sr. unsec. sub. FRB Ser. REGS, 9.125%, perpetual maturity (Mexico)		400,000	412,876
Cerdia Finanz GmbH 144A sr. notes 9.375%, 10/3/31 (Germany)		165,000	172,123
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43		814,000	718,424
CF Industries, Inc. 144A company guaranty sr. notes 4.50%, 12/1/26		280,000	277,474
Cleveland-Cliffs, Inc. 144A company guaranty sr. unsec. notes 7.375%, 5/1/33		275,000	270,431
Cleveland-Cliffs, Inc. 144A company guaranty sr. unsec. notes 7.00%, 3/15/32		250,000	245,840
Commercial Metals Co. sr. unsec. notes 4.375%, 3/15/32		95,000	85,170
Commercial Metals Co. sr. unsec. notes 4.125%, 1/15/30		115,000	105,804
Constellium SE company guaranty sr. unsec. unsub. notes Ser. REGS, 3.125%, 7/15/29 (France)	EUR	100,000	98,631
Constellium SE 144A company guaranty sr. unsec. unsub. notes 6.375%, 8/15/32 (France)		$325,000	314,938
CP Atlas Buyer, Inc. 144A sr. unsec. notes 7.00%, 12/1/28		150,000	132,090
FMC Corp. sr. unsec. unsub. notes 5.65%, 5/18/33		170,000	168,255
FMG Resources August 2006 Pty, Ltd. 144A sr. unsec. notes 6.125%, 4/15/32 (Australia)		250,000	247,170
Glencore Funding, LLC 144A company guaranty sr. unsec. bonds 5.634%, 4/4/34		170,000	169,343
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 5.371%, 4/4/29		10,000	10,084
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 4.00%, 3/27/27		210,000	205,989
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 2.50%, 9/1/30		328,000	284,507
Graphic Packaging International, LLC company guaranty sr. unsec. unsub. notes Ser. REGS, 2.625%, 2/1/29	EUR	180,000	178,184
Graphic Packaging International, LLC 144A company guaranty sr. unsec. notes 3.50%, 3/1/29		$150,000	137,557
Herens Holdco SARL 144A company guaranty sr. notes 4.75%, 5/15/28 (Luxembourg)		305,000	281,775
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/1/29 (Canada)		300,000	301,454
Huntsman International, LLC sr. unsec. bonds 2.95%, 6/15/31		130,000	108,453
Huntsman International, LLC sr. unsec. notes 4.50%, 5/1/29		286,000	272,998
Intelligent Packaging, Ltd., Finco, Inc./Intelligent Packaging, Ltd. LLC Co-Issuer 144A sr. notes 6.00%, 9/15/28 (Canada)		640,000	631,537
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28		251,000	245,630
International Flavors & Fragrances, Inc. 144A company guaranty sr. unsec. bonds 3.468%, 12/1/50		47,000	30,820
International Flavors & Fragrances, Inc. 144A sr. unsec. notes 2.30%, 11/1/30		83,000	70,526
Kleopatra Holdings 2 SCA company guaranty sr. unsec. notes Ser. REGS, 6.50%, 9/1/26 (Luxembourg)	EUR	170,000	139,797
LSF11 A5 HoldCo, LLC 144A sr. unsec. notes 6.625%, 10/15/29		$335,000	344,901
Mauser Packaging Solutions Holding Co. 144A company guaranty notes 9.25%, 4/15/27		230,000	233,718
Mauser Packaging Solutions Holding Co. 144A sr. bonds 7.875%, 4/15/27		320,000	326,867
Mercer International, Inc. sr. unsec. notes 5.125%, 2/1/29 (Canada)		190,000	164,450
Mercer International, Inc. 144A sr. unsec. notes 12.875%, 10/1/28 (Canada)		155,000	167,044
Minsur SA sr. unsec. notes Ser. REGS, 4.50%, 10/28/31 (Peru)		410,000	364,068
Miter Brands Acquisition Holdco, Inc./MIWD Borrower, LLC 144A company guaranty sr. notes 6.75%, 4/1/32		215,000	216,142
Novelis Corp. 144A company guaranty sr. unsec. bonds 3.875%, 8/15/31		200,000	172,422
Novelis Corp. 144A company guaranty sr. unsec. notes 4.75%, 1/30/30		175,000	161,722
Nutrien, Ltd. sr. unsec. bonds 5.25%, 1/15/45 (Canada)		67,000	61,835
Nutrien, Ltd. sr. unsec. bonds 4.125%, 3/15/35 (Canada)		330,000	292,698
Nutrien, Ltd. sr. unsec. sub. bonds 4.20%, 4/1/29 (Canada)		129,000	125,218
Olympus Water US Holding Corp. sr. notes Ser. REGS, 3.875%, 10/1/28	EUR	125,000	126,696
Olympus Water US Holding Corp. 144A sr. notes 9.75%, 11/15/28		$215,000	228,387
Pactiv Evergreen Group Issuer, LLC/Pactiv Evergreen Group Issuer, Inc. 144A sr. notes 4.375%, 10/15/28		170,000	170,023
Rain Carbon, Inc. 144A sr. notes 12.25%, 9/1/29		255,000	269,827
SCIH Salt Holdings, Inc. 144A sr. notes 4.875%, 5/1/28		520,000	489,753
SCIH Salt Holdings, Inc. 144A sr. unsec. notes 6.625%, 5/1/29		380,000	361,194
SCIL IV, LLC/SCIL USA Holdings, LLC 144A sr. notes 5.375%, 11/1/26		200,000	196,108
Smyrna Ready Mix Concrete, LLC 144A sr. notes 8.875%, 11/15/31		275,000	289,220
Standard Industries Solutions, Inc./NY 144A sr. unsec. notes 6.50%, 8/15/32		345,000	345,849
TMS International Holding Corp. 144A sr. unsec. notes 6.25%, 4/15/29		280,000	270,191
United States Steel Corp. sr. unsec. sub. bonds 6.65%, 6/1/37		140,000	136,240
Vibrantz Technologies, Inc. 144A sr. unsec. notes 9.00%, 2/15/30		310,000	284,979
Westlake Corp. sr. unsec. bonds 3.125%, 8/15/51		403,000	251,091
Westlake Corp. sr. unsec. bonds 2.875%, 8/15/41		202,000	136,351
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30		305,000	346,315
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31		106,000	119,674
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32(R)		30,000	33,424
WR Grace Holdings, LLC 144A sr. unsec. notes 5.625%, 8/15/29		185,000	170,354

			17,999,186
Capital goods (0.6%)
Adient Global Holdings, Ltd. 144A company guaranty sr. unsec. unsub. notes 8.25%, 4/15/31 (Ireland)		285,000	291,573
Ardagh Metal Packaging Finance USA, LLC/Ardagh Metal Packaging Finance PLC sr. unsec. notes Ser. REGS, 3.00%, 9/1/29	EUR	210,000	185,977
Ardagh Metal Packaging Finance USA, LLC/Ardagh Metal Packaging Finance PLC 144A sr. unsec. notes 4.00%, 9/1/29		$200,000	172,029
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. sub. notes 4.125%, 8/15/26 (Ireland)		240,000	216,259
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A sr. unsec. notes 5.25%, 8/15/27 (Ireland)		265,000	151,762
Benteler International AG 144A company guaranty sr. notes 10.50%, 5/15/28 (Austria)		380,000	399,859
Berry Global, Inc. company guaranty sr. notes 5.50%, 4/15/28		14,000	14,142
Berry Global, Inc. 144A company guaranty sr. notes 4.875%, 7/15/26		12,000	11,961
Berry Global, Inc. 144A company guaranty sr. notes 1.65%, 1/15/27		166,000	155,490
Berry Global, Inc. 144A company guaranty sr. notes 1.57%, 1/15/26		450,000	434,469
Boeing Co. (The) sr. unsec. bonds 5.705%, 5/1/40		120,000	114,308
Boeing Co. (The) sr. unsec. notes 2.95%, 2/1/30		63,000	56,301
Boeing Co. (The) sr. unsec. notes 2.70%, 2/1/27		237,000	226,073
Boeing Co. (The) sr. unsec. notes 2.196%, 2/4/26		785,000	761,734
Boeing Co. (The) sr. unsec. notes 3.20%, 3/1/29		125,000	115,259
Boeing Co. (The) sr. unsec. unsub. bonds 3.375%, 6/15/46		140,000	90,244
Boeing Co. (The) sr. unsec. unsub. notes 6.388%, 5/1/31		250,000	261,500
Boeing Co. (The) sr. unsec. unsub. notes 6.298%, 5/1/29		182,000	188,746
Boeing Co. (The) sr. unsec. unsub. notes 6.259%, 5/1/27		120,000	122,888
Boeing Co. (The) sr. unsec. unsub. notes 6.125%, 2/15/33		70,000	72,407
Bombardier, Inc. 144A sr. unsec. notes 7.875%, 4/15/27 (Canada)		3,000	3,006
Bombardier, Inc. 144A sr. unsec. notes 7.50%, 2/1/29 (Canada)		45,000	46,860
Bombardier, Inc. 144A sr. unsec. notes 7.00%, 6/1/32 (Canada)		85,000	86,573
Bombardier, Inc. 144A sr. unsec. notes 7.25%, 7/1/31 (Canada)		40,000	41,301
Bombardier, Inc. 144A sr. unsec. unsub. notes 8.75%, 11/15/30 (Canada)		235,000	252,903
Chart Industries, Inc. 144A company guaranty sr. notes 7.50%, 1/1/30		325,000	338,301
Chart Industries, Inc. 144A company guaranty sr. unsec. notes 9.50%, 1/1/31		105,000	112,955
Clarios Global LP 144A sr. notes 6.75%, 5/15/28		200,000	203,800
Clarios Global LP/Clarios US Finance Co. company guaranty sr. notes Ser. REGS, 4.375%, 5/15/26	EUR	185,000	191,862
Clean Harbors, Inc. 144A company guaranty sr. unsec. unsub. notes 6.375%, 2/1/31		$150,000	151,147
Daimler Trucks Finance North America, LLC 144A company guaranty sr. unsec. notes 5.125%, 9/25/27		260,000	261,589
Dornoch Debt Merger Sub, Inc. 144A sr. unsec. notes 6.625%, 10/15/29		175,000	141,940
DP World Salaam jr. unsec. sub. notes 6.00%, 1/1/26 (United Arab Emirates)		430,000	427,988
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29 (Canada)		230,000	221,076
GFL Environmental, Inc. 144A sr. notes 6.75%, 1/15/31 (Canada)		90,000	92,530
Graham Packaging Co., Inc. 144A company guaranty sr. unsec. sub. notes 7.125%, 8/15/28		305,000	302,065
Great Lakes Dredge & Dock Corp. 144A company guaranty sr. unsec. notes 5.25%, 6/1/29		310,000	289,200
Honeywell International, Inc. sr. unsec. bonds 3.812%, 11/21/47		155,000	118,915
Howmet Aerospace, Inc. sr. unsec. unsub. notes 6.75%, 1/15/28		255,000	266,811
Howmet Aerospace, Inc. sr. unsec. unsub. notes 4.85%, 10/15/31		145,000	142,277
Howmet Aerospace, Inc. sr. unsec. unsub. notes 3.00%, 1/15/29		396,000	368,432
Johnson Controls International PLC sr. unsec. bonds 4.95%, 7/2/64		250,000	211,562
Johnson Controls International PLC sr. unsec. notes 3.90%, 2/14/26		202,000	200,130
Madison IAQ, LLC 144A sr. notes 4.125%, 6/30/28		145,000	137,383
Madison IAQ, LLC 144A sr. unsec. notes 5.875%, 6/30/29		440,000	415,947
Manitowoc Co., Inc. (The) 144A company guaranty notes 9.25%, 10/1/31		230,000	236,043
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28		146,000	144,199
Otis Worldwide Corp. sr. unsec. notes 2.565%, 2/15/30		145,000	128,878
Owens-Brockway Glass Container, Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/15/31		350,000	341,065
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. unsec. notes 8.50%, 5/15/27		30,000	30,102
Republic Services, Inc. sr. unsec. unsub. notes 5.00%, 11/15/29		820,000	824,886
Ritchie Bros Holdings, Inc. 144A company guaranty sr. notes 6.75%, 3/15/28		95,000	97,246
Ritchie Bros Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 7.75%, 3/15/31		190,000	198,928
RTX Corp. sr. unsec. bonds 4.875%, 10/15/40		65,000	59,956
RTX Corp. sr. unsec. notes 5.15%, 2/27/33		60,000	59,522
RTX Corp. sr. unsec. unsub. notes 4.125%, 11/16/28		445,000	433,379
Sensata Technologies BV 144A company guaranty sr. unsec. unsub. notes 5.875%, 9/1/30		260,000	254,642
Spirit AeroSystems, Inc. company guaranty sr. unsec. unsub. notes 4.60%, 6/15/28		215,000	204,047
Spirit AeroSystems, Inc. 144A company guaranty sr. notes 9.75%, 11/15/30		400,000	443,143
Spirit AeroSystems, Inc. 144A sr. unsub. notes 9.375%, 11/30/29		95,000	101,815
Terex Corp. 144A company guaranty sr. unsec. notes 5.00%, 5/15/29		180,000	171,562
Terex Corp. 144A sr. unsec. notes 6.25%, 10/15/32		225,000	220,821
TransDigm, Inc. company guaranty sr. unsec. sub. notes 5.50%, 11/15/27		230,000	226,194
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.875%, 5/1/29		240,000	226,834
TransDigm, Inc. 144A company guaranty sr. notes 7.125%, 12/1/31		55,000	56,387
TransDigm, Inc. 144A company guaranty sr. notes 6.00%, perpetual maturity		345,000	338,393
TransDigm, Inc. 144A sr. notes 6.875%, 12/15/30		225,000	228,507
TransDigm, Inc. 144A sr. notes 6.625%, 3/1/32		235,000	237,415
Waste Connections, Inc. sr. unsec. bonds 5.00%, 3/1/34		115,000	112,304
Waste Connections, Inc. sr. unsec. bonds 3.20%, 6/1/32		56,000	49,039
Waste Connections, Inc. sr. unsec. sub. bonds 3.50%, 5/1/29		265,000	250,878
Waste Management, Inc. company guaranty sr. unsec. notes 4.875%, 2/15/29		403,000	405,081
WESCO Distribution, Inc. 144A company guaranty sr. unsec. notes 6.625%, 3/15/32		325,000	330,728
WESCO Distribution, Inc. 144A company guaranty sr. unsec. notes 6.375%, 3/15/29		70,000	71,023
ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 6.75%, 4/23/30 (Germany)		195,000	187,732

			15,740,283
Communication services (0.7%)
Altice France SA 144A company guaranty sr. notes 5.50%, 10/15/29 (France)		275,000	207,353
Altice France SA 144A company guaranty sr. notes 5.50%, 1/15/28 (France)		200,000	148,224
Altice France SA 144A company guaranty sr. notes 5.125%, 7/15/29 (France)		200,000	149,988
American Tower Corp. sr. unsec. bonds 2.70%, 4/15/31(R)		397,000	342,989
American Tower Corp. sr. unsec. notes 2.90%, 1/15/30(R)		154,000	138,770
American Tower Corp. sr. unsec. sub. notes 2.75%, 1/15/27(R)		520,000	499,580
American Tower Corp. sr. unsec. unsub. notes 3.55%, 7/15/27(R)		476,000	461,641
AT&T, Inc. sr. unsec. bonds 3.55%, 9/15/55		1,018,000	685,349
AT&T, Inc. sr. unsec. notes 4.10%, 2/15/28		210,000	205,522
AT&T, Inc. sr. unsec. unsub. bonds 2.55%, 12/1/33		476,000	383,593
AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46		547,000	475,470
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 5.375%, 6/1/29		110,000	105,301
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.75%, 3/1/30		1,545,000	1,412,626
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 4.25%, 2/1/31		180,000	157,094
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 4.75%, 2/1/32		285,000	250,458
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. notes 2.25%, 1/15/29		510,000	449,924
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 4.80%, 3/1/50		220,000	165,487
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25		42,000	41,965
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. sr. bonds 3.70%, 4/1/51		205,000	128,189
Comcast Corp. company guaranty sr. unsec. bonds 2.987%, 11/1/63		107,000	60,441
Comcast Corp. company guaranty sr. unsec. notes 3.45%, 2/1/50		224,000	153,503
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.999%, 11/1/49		130,000	98,503
Comcast Corp. company guaranty sr. unsec. unsub. bonds 2.35%, 1/15/27		157,000	150,119
Connect Finco SARL/Connect US Finco, LLC 144A sr. notes 9.00%, 9/15/29 (Luxembourg)		565,000	515,311
Crown Castle, Inc. sr. unsec. bonds 3.80%, 2/15/28(R)		250,000	240,684
Crown Castle, Inc. sr. unsec. bonds 3.65%, 9/1/27(R)		319,000	309,436
Crown Castle, Inc. sr. unsec. sub. notes 1.05%, 7/15/26(R)		228,000	215,565
Crown Castle, Inc. sr. unsec. unsub. bonds 3.70%, 6/15/26(R)		112,000	110,249
CSC Holdings, LLC 144A company guaranty sr. unsec. notes 11.75%, 1/31/29		450,000	444,691
Deutsche Telekom International Finance BV company guaranty sr. unsec. unsub. bonds 8.75%, 6/15/30 (Netherlands)		195,000	226,705
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. 144A sr. notes 8.875%, 2/1/30		115,000	113,299
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. 144A sr. notes 5.875%, 8/15/27		310,000	302,363
DISH DBS Corp. 144A company guaranty sr. notes 5.25%, 12/1/26		115,000	104,745
EchoStar Corp. company guaranty sr. sub. notes 10.75%, 11/30/29		300,000	322,908
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29(R)		142,000	130,638
Equinix, Inc. sr. unsec. sub. notes 2.90%, 11/18/26(R)		820,000	792,150
Frontier Communications Holdings, LLC 144A company guaranty sr. notes 8.75%, 5/15/30		200,000	211,542
Frontier Communications Holdings, LLC 144A company guaranty sr. notes 5.875%, 10/15/27		205,000	204,508
Iliad Holding SASU 144A sr. notes 7.00%, 4/15/32 (France)		230,000	231,451
Level 3 Financing, Inc. 144A company guaranty sr. notes 10.50%, 5/15/30		298,000	326,012
Rogers Communications, Inc. company guaranty sr. unsec. bonds 8.75%, 5/1/32 (Canada)		166,000	193,037
Rogers Communications, Inc. company guaranty sr. unsec. notes 5.00%, 2/15/29 (Canada)		415,000	412,526
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28		271,000	287,872
T-Mobile USA, Inc. company guaranty sr. bonds 2.25%, 11/15/31		600,000	498,689
T-Mobile USA, Inc. company guaranty sr. notes 3.875%, 4/15/30		108,000	101,680
T-Mobile USA, Inc. company guaranty sr. notes 3.75%, 4/15/27		862,000	842,385
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 5.05%, 7/15/33		125,000	122,445
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 2.875%, 2/15/31		160,000	140,796
T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27		6,000	6,036
T-Mobile USA, Inc. company guaranty sr. unsec. notes 4.95%, 3/15/28		365,000	365,267
T-Mobile USA, Inc. company guaranty sr. unsec. notes 3.375%, 4/15/29		235,000	219,511
TCI Communications, Inc. sr. unsec. unsub. notes 7.125%, 2/15/28		205,000	218,992
Telefonica Emisiones SA company guaranty sr. unsec. bonds 4.895%, 3/6/48 (Spain)		520,000	441,256
Verizon Communications, Inc. sr. unsec. bonds 3.70%, 3/22/61		487,000	330,625
Verizon Communications, Inc. sr. unsec. unsub. notes 4.40%, 11/1/34		335,000	310,543
Verizon Communications, Inc. sr. unsec. unsub. notes 4.329%, 9/21/28		1,264,000	1,238,578
Verizon Communications, Inc. sr. unsec. unsub. notes 2.10%, 3/22/28		216,000	198,690
Virgin Media Secured Finance PLC 144A company guaranty sr. sub. notes 4.50%, 8/15/30 (United Kingdom)		200,000	172,967
VZ Secured Financing BV 144A sr. notes 5.00%, 1/15/32 (Netherlands)		580,000	514,001
Zegona Finance PLC 144A sr. notes 8.625%, 7/15/29 (United Kingdom)		405,000	430,825

			18,721,067
Consumer cyclicals (1.2%)
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)		240,000	232,011
Alimentation Couche-Tard, Inc. 144A sr. unsec. notes 2.95%, 1/25/30 (Canada)		148,000	133,491
Allied Universal Holdco, LLC/Allied Universal Finance Corp. 144A sr. notes 7.875%, 2/15/31		370,000	378,632
Allied Universal Holdco, LLC/Allied Universal Finance Corp. 144A sr. unsec. notes 6.00%, 6/1/29		390,000	355,770
Amazon.com, Inc. sr. unsec. notes 3.15%, 8/22/27		407,000	393,095
Amazon.com, Inc. sr. unsec. unsub. notes 2.10%, 5/12/31		53,000	45,287
American Builders & Contractors Supply Co., Inc. 144A sr. notes 4.00%, 1/15/28		320,000	306,883
American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 3.875%, 11/15/29		265,000	240,620
Anywhere Real Estate Group, LLC/Anywhere Co-Issuer Corp. 144A company guaranty notes 7.00%, 4/15/30		198,200	176,046
Banijay Entertainment SASU 144A sr. notes 8.125%, 5/1/29 (France)		665,000	691,714
Bath & Body Works, Inc. company guaranty sr. unsec. sub. bonds 6.875%, 11/1/35		525,000	537,918
BCPE Ulysses Intermediate, Inc. 144A sr. unsec. notes 7.75%, 4/1/27(PIK)		170,000	168,319
Block, Inc. sr. unsec. notes 3.50%, 6/1/31		665,000	586,071
Boost Newco Borrower, LLC 144A sr. notes 7.50%, 1/15/31		275,000	288,518
Boyd Gaming Corp. 144A sr. unsec. bonds 4.75%, 6/15/31		480,000	444,403
Caesars Entertainment, Inc. 144A company guaranty sr. notes 6.50%, 2/15/32		50,000	50,266
Caesars Entertainment, Inc. 144A sr. notes 7.00%, 2/15/30		405,000	412,808
Caesars Entertainment, Inc. 144A sr. unsec. notes 6.00%, 10/15/32		140,000	135,115
Caesars Entertainment, Inc. 144A sr. unsec. notes 4.625%, 10/15/29		500,000	468,532
Camelot Return Merger Sub, Inc. 144A sr. notes 8.75%, 8/1/28		275,000	263,818
Carnival Corp. 144A company guaranty sr. notes 7.00%, 8/15/29		80,000	83,279
Carnival Corp. 144A company guaranty sr. unsec. unsub. notes 10.50%, 6/1/30		160,000	171,048
Carnival Corp. 144A sr. unsec. notes 5.75%, 3/1/27		505,000	504,257
Carnival Holdings Bermuda, Ltd. 144A company guaranty sr. unsec. unsub. notes 10.375%, 5/1/28 (Bermuda)		190,000	202,562
Carvana Co. 144A company guaranty sr. sub. notes 9.00%, 12/1/28(PIK)		236,340	252,579
Churchill Downs, Inc. 144A sr. unsec. notes 5.75%, 4/1/30		275,000	270,084
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.25%, 7/15/28		225,000	219,626
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. notes 7.875%, 4/1/30		410,000	422,459
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 7.75%, 4/15/28		375,000	338,795
Crocs, Inc. 144A company guaranty sr. unsec. notes 4.25%, 3/15/29		195,000	181,067
D.R. Horton, Inc. company guaranty sr. unsec. bonds 5.00%, 10/15/34		135,000	130,429
D.R. Horton, Inc. company guaranty sr. unsec. unsub. notes 1.30%, 10/15/26		590,000	555,591
Ecolab, Inc. sr. unsec. unsub. bonds 2.70%, 11/1/26		750,000	726,942
EMRLD Borrower LP/Emerald Co-Issuer, Inc. company guaranty sr. bonds Ser. REGS, 6.375%, 12/15/30	EUR	100,000	109,782
EMRLD Borrower LP/Emerald Co-Issuer, Inc. 144A sr. notes 6.625%, 12/15/30		$370,000	370,956
FirstCash, Inc. 144A sr. unsec. notes 6.875%, 3/1/32 (Mexico)		675,000	678,598
Foundation Building Materials, Inc. 144A company guaranty sr. unsec. notes 6.00%, 3/1/29		335,000	295,733
Global Payments, Inc. sr. unsec. notes 2.15%, 1/15/27		42,000	39,832
Gray Television, Inc. 144A company guaranty sr. unsec. unsub. notes 5.375%, 11/15/31		305,000	163,001
Great Canadian Gaming Corp. 144A sr. notes 8.75%, 11/15/29 (Canada)		330,000	338,114
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 9.00%, perpetual maturity		420,000	448,239
Home Depot, Inc. (The) sr. unsec. unsub. bonds 5.30%, 6/25/54		215,000	206,160
Home Depot, Inc. (The) sr. unsec. unsub. notes 4.95%, 6/25/34		215,000	212,223
Hyatt Hotels Corp. sr. unsec. notes 5.75%, 1/30/27		184,000	186,880
Hyatt Hotels Corp. sr. unsec. unsub. notes 4.85%, 3/15/26		337,000	337,021
Hyundai Capital America 144A sr. unsec. notes 6.375%, 4/8/30 (South Korea)		29,000	30,314
Hyundai Capital America 144A sr. unsec. notes 5.40%, 1/8/31 (South Korea)		74,000	74,014
Hyundai Capital America 144A sr. unsec. notes 4.875%, 11/1/27 (South Korea)		215,000	214,561
Hyundai Capital America 144A sr. unsec. notes 4.55%, 9/26/29 (South Korea)		55,000	53,415
Hyundai Capital America 144A sr. unsec. notes 6.50%, 1/16/29 (South Korea)		465,000	485,551
Hyundai Capital America 144A sr. unsec. notes 5.35%, 3/19/29 (South Korea)		149,000	149,896
IHO Verwaltungs, GmbH 144A sr. notes 7.75%, 11/15/30 (Germany)		200,000	199,904
IHO Verwaltungs, GmbH 144A sr. sub. notes 8.00%, 11/15/32 (Germany)		200,000	201,603
Interpublic Group of Cos., Inc. (The) sr. unsec. sub. bonds 4.65%, 10/1/28		698,000	692,937
Iron Mountain, Inc. 144A company guaranty sr. unsec. sub. notes 6.25%, 1/15/33		580,000	578,067
LBM Acquisition, LLC 144A company guaranty sr. unsec. notes 6.25%, 1/15/29		250,000	230,213
Levi Strauss & Co. 144A sr. unsec. sub. bonds 3.50%, 3/1/31		565,000	495,333
LGI Homes, Inc. 144A company guaranty sr. unsec. notes 8.75%, 12/15/28		365,000	383,094
Light & Wonder International, Inc. 144A company guaranty sr. unsec. notes 7.50%, 9/1/31		55,000	56,689
Light & Wonder International, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/15/29		415,000	424,008
Live Nation Entertainment, Inc. 144A sr. notes 6.50%, 5/15/27		120,000	121,427
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.375%, 4/1/26		140,000	137,244
McGraw-Hill Education, Inc. 144A sr. notes 7.375%, 9/1/31		365,000	374,010
McGraw-Hill Education, Inc. 144A sr. notes 5.75%, 8/1/28		145,000	141,735
McGraw-Hill Education, Inc. 144A sr. unsec. notes 8.00%, 8/1/29		420,000	420,525
MIWD Holdco II, LLC/MIWD Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 2/1/30		245,000	232,033
Moody's Corp. sr. unsec. notes 2.00%, 8/19/31		520,000	432,308
Moody's Corp. sr. unsec. sub. bonds 5.00%, 8/5/34		165,000	161,515
NCL Corp., Ltd. 144A company guaranty sr. notes 8.125%, 1/15/29		120,000	126,533
NCL Corp., Ltd. 144A sr. unsec. unsub. notes 7.75%, 2/15/29		170,000	178,643
Netflix, Inc. sr. unsec. bonds 4.90%, 8/15/34		135,000	132,279
Netflix, Inc. sr. unsec. bonds Ser. REGS, 3.875%, 11/15/29	EUR	515,000	555,449
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28		$155,000	160,704
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29		427,000	435,518
News Corp. 144A company guaranty sr. unsec. unsub. bonds 5.125%, 2/15/32		76,000	71,791
News Corp. 144A sr. unsec. notes 3.875%, 5/15/29		255,000	236,764
Nexstar Media, Inc. 144A company guaranty sr. unsec. notes 4.75%, 11/1/28		185,000	172,701
Omnicom Group, Inc./Omnicom Capital, Inc. sr. unsec. unsub. notes 3.60%, 4/15/26		390,000	384,761
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. notes 7.375%, 2/15/31		295,000	308,604
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. unsec. notes 5.00%, 8/15/27		180,000	175,309
Paramount Global sr. unsec. unsub. notes 4.20%, 6/1/29		115,000	108,627
Paramount Global sr. unsec. unsub. notes 3.70%, 6/1/28		260,000	245,009
Paramount Global sr. unsec. unsub. notes 2.90%, 1/15/27		64,000	61,269
Penn Entertainment, Inc. 144A sr. unsec. notes 5.625%, 1/15/27		295,000	290,644
Pinewood Finco PLC 144A notes 6.00%, 3/27/30 (United Kingdom)	GBP	260,000	323,846
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A company guaranty notes 6.25%, 1/15/28		$350,000	348,484
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 6.25%, 3/15/32		60,000	60,765
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 6.00%, 2/1/33		485,000	484,197
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 5.625%, 9/30/31		215,000	211,626
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 5.50%, 8/31/26		185,000	184,953
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 4.25%, 7/1/26		65,000	63,822
RR Donnelley & Sons Co. 144A sr. notes 9.50%, 8/1/29		460,000	467,625
S&P Global, Inc. company guaranty sr. unsec. bonds 2.50%, 12/1/29		20,000	17,982
S&P Global, Inc. company guaranty sr. unsec. notes 2.45%, 3/1/27		120,000	114,745
S&P Global, Inc. company guaranty sr. unsec. notes 1.25%, 8/15/30		87,000	72,008
Scientific Games Holdings LP/Scientific Games US FinCo., Inc. 144A sr. unsec. notes 6.625%, 3/1/30		285,000	272,971
Shift4 Payments, LLC/Shift4 Payments Finance Sub, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/1/26		200,000	198,213
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 9/1/31		320,000	268,169
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. notes 4.00%, 7/15/28		225,000	207,553
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. notes 7.25%, 5/15/31		325,000	332,281
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc. 144A company guaranty sr. notes 6.625%, 5/1/32		130,000	131,862
Specialty Building Products Holdings, LLC/ SBP Finance Corp. 144A sr. notes 7.75%, 10/15/29		140,000	142,565
Standard Industries, Inc. sr. unsec. notes Ser. REGS, 2.25%, 11/21/26	EUR	200,000	203,232
Standard Industries, Inc. 144A sr. unsec. bonds 3.375%, 1/15/31		$90,000	77,241
Standard Industries, Inc. 144A sr. unsec. notes 4.375%, 7/15/30		380,000	348,456
Station Casinos, LLC 144A company guaranty sr. unsec. sub. notes 6.625%, 3/15/32		195,000	193,968
Station Casinos, LLC 144A sr. unsec. bonds 4.625%, 12/1/31		245,000	219,677
Stellantis Finance US, Inc. 144A company guaranty sr. unsec. notes 2.691%, 9/15/31		215,000	176,585
Stellantis Finance US, Inc. 144A company guaranty sr. unsec. notes 1.711%, 1/29/27		200,000	186,594
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25		300,000	300,092
Taylor Morrison Communities, Inc. 144A company guaranty sr. unsec. notes 5.875%, 6/15/27		110,000	110,921
Taylor Morrison Communities, Inc. 144A sr. unsec. bonds 5.125%, 8/1/30		210,000	201,384
Taylor Morrison Communities, Inc. 144A sr. unsec. notes 5.75%, 1/15/28		135,000	134,216
Toll Brothers Finance Corp. company guaranty sr. unsec. unsub. notes 4.35%, 2/15/28		123,000	120,216
Veritiv Operating Co. 144A company guaranty sr. notes 10.50%, 11/30/30		90,000	97,041
Viking Cruises, Ltd. 144A sr. unsec. notes 9.125%, 7/15/31		305,000	328,288
Viking Cruises, Ltd. 144A sr. unsec. notes 7.00%, 2/15/29		120,000	120,780
Walt Disney Co. (The) company guaranty sr. unsec. bonds 7.75%, 12/1/45		194,000	246,780
Walt Disney Co. (The) company guaranty sr. unsec. notes 2.20%, 1/13/28		78,000	72,860
Warnermedia Holdings, Inc. company guaranty sr. unsec. notes 4.279%, 3/15/32		469,000	413,410
Warnermedia Holdings, Inc. company guaranty sr. unsec. notes 3.755%, 3/15/27		450,000	433,621
Weekley Homes, LLC/Weekley Finance Corp. 144A sr. unsec. notes 4.875%, 9/15/28		125,000	119,746
White Cap Buyer, LLC 144A sr. unsec. notes 6.875%, 10/15/28		510,000	506,947
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A company guaranty sr. unsec. bonds 5.125%, 10/1/29		310,000	297,142
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A company guaranty sr. unsec. unsub. notes 7.125%, 2/15/31		470,000	489,794

			32,992,233
Consumer staples (0.3%)
1011778 BC ULC/New Red Finance, Inc. 144A bonds 4.00%, 10/15/30 (Canada)		300,000	268,573
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. sub. notes 6.125%, 6/15/29 (Canada)		110,000	110,494
Aramark Services, Inc. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28		343,000	333,623
Ashtead Capital, Inc. 144A company guaranty sr. unsec. notes 2.45%, 8/12/31		200,000	166,428
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27		555,000	545,686
Avis Budget Finance PLC 7.00%, 2/28/29		160,000	174,113
Avis Budget Finance PLC 144A notes 7.00%, 2/28/29		145,000	157,790
Avis Budget Finance PLC 144A sr. unsec. notes 7.25%, 7/31/30	EUR	250,000	272,602
CDW, LLC/CDW Finance Corp. company guaranty sr. unsec. notes 3.25%, 2/15/29		$295,000	272,021
Chobani Holdco, LLC 144A sr. unsec. notes 8.75%, 10/1/29		85,000	90,102
Chobani, LLC/Chobani Finance Corp., Inc. 144A sr. unsec. notes 7.625%, 7/1/29		290,000	300,247
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US, LLC 144A company guaranty sr. notes 6.625%, 7/15/30		170,000	172,932
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US, LLC 144A company guaranty sr. notes 4.75%, 1/15/29		275,000	262,318
Energizer Gamma Acquisition BV company guaranty sr. unsec. notes Ser. REGS, 3.50%, 6/30/29	EUR	220,000	219,844
Energizer Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 4.375%, 3/31/29		$120,000	111,571
EquipmentShare.com, Inc. 144A notes 9.00%, 5/15/28		265,000	275,226
EquipmentShare.com, Inc. 144A notes 8.625%, 5/15/32		185,000	193,565
ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds 4.50%, 2/15/45		140,000	119,884
ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds 4.20%, 11/1/46		226,000	184,416
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37		190,000	215,019
ERAC USA Finance, LLC 144A company guaranty sr. unsec. unsub. notes 3.30%, 12/1/26		129,000	125,735
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc. 144A company guaranty sr. unsec. notes 6.75%, 1/15/30		400,000	369,355
Gates Corp. (The) 144A sr. unsec. notes 6.875%, 7/1/29		40,000	40,739
Herc Holdings, Inc. 144A company guaranty sr. unsec. notes 6.625%, 6/15/29		160,000	162,165
Herc Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 7/15/27		280,000	277,523
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. company guaranty sr. unsec. notes 3.00%, 2/2/29 (Luxembourg)		128,000	116,860
JDE Peet's NV 144A company guaranty sr. unsec. notes 1.375%, 1/15/27 (Netherlands)		150,000	139,340
Kenvue, Inc. company guaranty sr. unsec. notes Ser. REGS, 4.90%, 3/22/33		263,000	258,813
Kenvue, Inc. company guaranty sr. unsec. unsub. notes Ser. REGS, 5.05%, 3/22/53		47,000	43,607
Kraft Heinz Foods Co. company guaranty sr. unsec. notes 3.00%, 6/1/26		135,000	131,850
Mars, Inc. 144A sr. unsec. unsub. notes 4.65%, 4/20/31		94,000	91,760
Match Group Holdings II, LLC 144A sr. unsec. unsub. notes 4.625%, 6/1/28		226,000	215,413
Philip Morris International, Inc. sr. unsec. unsub. notes 5.125%, 2/15/30		438,000	440,447
Philip Morris International, Inc. sr. unsec. unsub. notes 4.75%, 11/1/31		205,000	200,582
United Rentals North America, Inc. 144A company guaranty sr. unsec. notes 6.125%, 3/15/34		240,000	238,423
US Foods, Inc. 144A company guaranty sr. unsec. notes 7.25%, 1/15/32		70,000	72,532
US Foods, Inc. 144A sr. unsec. notes 5.75%, 4/15/33		225,000	219,216
Wayfair, LLC 144A company guaranty sr. sub. notes 7.25%, 10/31/29		225,000	225,450

			7,816,264
Energy (0.6%)
6297782 LLC 144A company guaranty sr. unsec. notes 5.026%, 10/1/29		345,000	339,152
Cenovus Energy, Inc. sr. unsec. bonds 6.75%, 11/15/39 (Canada)		25,000	26,901
Cheniere Energy Partners LP company guaranty sr. unsec. notes 4.50%, 10/1/29		1,010,000	978,548
Chesapeake Energy Corp. 144A company guaranty sr. unsec. notes 6.75%, 4/15/29		665,000	672,814
Civitas Resources, Inc. 144A company guaranty sr. unsec. notes 8.625%, 11/1/30		40,000	41,926
Civitas Resources, Inc. 144A company guaranty sr. unsec. notes 8.375%, 7/1/28		155,000	161,172
Civitas Resources, Inc. 144A company guaranty sr. unsec. unsub. notes 8.75%, 7/1/31		305,000	318,354
Columbia Pipelines Operating Co., LLC 144A sr. unsec. notes 5.927%, 8/15/30		150,000	154,454
Coronado Finance Pty, Ltd. 144A company guaranty sr. sub. notes 9.25%, 10/1/29 (Australia)		95,000	96,456
Devon Energy Corp. sr. unsec. unsub. bonds 7.95%, 4/15/32		170,000	191,908
Devon Energy Corp. sr. unsec. unsub. bonds 7.875%, 9/30/31		120,000	135,457
Encino Acquisition Partners Holdings, LLC 144A company guaranty sr. unsec. notes 8.50%, 5/1/28		435,000	444,292
Encino Acquisition Partners Holdings, LLC 144A sr. unsec. notes 8.75%, 5/1/31		220,000	232,333
Expand Energy Corp. company guaranty sr. unsec. notes 5.375%, 3/15/30		80,000	78,283
Expand Energy Corp. company guaranty sr. unsec. notes 5.375%, 2/1/29		655,000	645,692
Harbour Energy PLC 144A company guaranty sr. unsec. notes 5.50%, 10/15/26 (United Kingdom)		285,000	284,945
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.50%, 10/15/30		175,000	170,029
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.125%, 6/15/28		210,000	204,407
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 6.50%, 6/1/29		140,000	141,487
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 5.625%, 2/15/26		295,000	294,236
KazMunayGas National Co. JSC sr. unsec. notes Ser. REGS, 5.375%, 4/24/30 (Kazakhstan)		220,000	214,439
Kinetik Holdings LP 144A company guaranty sr. unsec. notes 5.875%, 6/15/30		305,000	300,440
Kraken Oil & Gas Partners, LLC 144A sr. unsec. notes 7.625%, 8/15/29		445,000	428,735
Matador Resources Co. 144A company guaranty sr. unsec. notes 6.25%, 4/15/33		460,000	446,946
Matador Resources Co. 144A sr. unsec. notes 6.50%, 4/15/32		355,000	351,584
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 8.875%, 8/15/31		455,000	422,962
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 7.375%, 5/15/27		225,000	224,944
Occidental Petroleum Corp. sr. unsec. sub. bonds 6.20%, 3/15/40		800,000	791,876
Occidental Petroleum Corp. sr. unsec. sub. notes 8.50%, 7/15/27		138,000	147,795
Occidental Petroleum Corp. sr. unsec. sub. notes 7.50%, 5/1/31		235,000	257,087
ONEOK, Inc. company guaranty sr. unsec. notes 4.75%, 10/15/31		500,000	483,873
Ovintiv, Inc. company guaranty sr. unsec. notes 5.65%, 5/15/28		715,000	725,254
Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 6.50%, 7/3/33 (Brazil)		80,000	78,372
Petroleos Mexicanos company guaranty sr. unsec. unsub. FRB 5.95%, 1/28/31 (Mexico)		190,000	160,603
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.70%, 2/16/32 (Mexico)		116,000	101,003
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.49%, 1/23/27 (Mexico)		350,000	339,725
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)		128,000	128,527
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 6.875%, 1/15/29 (Canada)		180,000	178,583
Rockcliff Energy II, LLC 144A sr. unsec. notes 5.50%, 10/15/29		395,000	369,215
Seadrill Finance, Ltd. 144A company guaranty notes 8.375%, 8/1/30 (Bermuda)		280,000	285,834
Sitio Royalties Operating Partnership LP/Sitio Finance Corp. 144A sr. unsec. notes 7.875%, 11/1/28		300,000	309,986
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26		165,000	165,096
SM Energy Co. 144A sr. unsec. notes 7.00%, 8/1/32		470,000	463,842
Spectra Energy Partners LP sr. unsec. notes 3.375%, 10/15/26		190,000	185,662
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 4.875%, 2/1/31		240,000	231,901
Transocean Aquila, Ltd. 144A company guaranty sr. notes 8.00%, 9/30/28		68,077	69,941
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27		156,000	156,592
Transocean Titan Financing, Ltd. 144A company guaranty sr. notes 8.375%, 2/1/28 (Cayman Islands)		160,000	163,428
Transocean, Inc. company guaranty sr. unsec. unsub. bonds 6.80%, 3/15/38		285,000	233,804
Transocean, Inc. 144A company guaranty sr. notes 8.75%, 2/15/30		97,750	101,232
Venture Global Calcasieu Pass, LLC 144A company guaranty sr. notes 3.875%, 8/15/29		240,000	220,673
Venture Global LNG, Inc. 144A jr. unsec. sub. bonds 9.00%, 9/30/54		315,000	329,846
Venture Global LNG, Inc. 144A sr. notes 9.875%, 2/1/32		260,000	285,455
Venture Global LNG, Inc. 144A sr. notes 9.50%, 2/1/29		280,000	309,649
Venture Global LNG, Inc. 144A sr. notes 8.375%, 6/1/31		355,000	370,606
Venture Global LNG, Inc. 144A sr. notes 8.125%, 6/1/28		135,000	140,542
Viper Energy, Inc. 144A sr. unsec. sub. notes 7.375%, 11/1/31		430,000	450,515
Viper Energy, Inc. 144A sr. unsec. sub. notes 5.375%, 11/1/27		70,000	69,351
Vital Energy, Inc. 144A company guaranty sr. unsec. notes 7.875%, 4/15/32		355,000	341,922
Vital Energy, Inc. 144A company guaranty sr. unsec. notes 7.75%, 7/31/29		70,000	69,746

			16,720,432
Financials (2.0%)
ABN AMRO Bank NV 144A sr. unsec. unsub. notes 4.988%, 12/3/28 (Netherlands)		300,000	299,477
ABN AMRO Bank NV 144A unsec. sub. notes 4.75%, 7/28/25 (Netherlands)		200,000	199,400
Acrisure, LLC/Acrisure Finance, Inc. 144A sr. notes 7.50%, 11/6/30		335,000	345,306
Acrisure, LLC/Acrisure Finance, Inc. 144A sr. unsec. notes 8.50%, 6/15/29		335,000	350,715
AEGON Funding Co., LLC 144A company guaranty sr. unsec. notes 5.50%, 4/16/27		220,000	222,032
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. bonds 3.30%, 1/30/32 (Ireland)		600,000	523,007
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. sub. notes 3.65%, 7/21/27 (Ireland)		600,000	582,337
AerCap Ireland Capital DAC/AerCap Global Aviation Trust jr. sub. bonds 6.95%, 3/10/55 (Ireland)		150,000	154,448
Air Lease Corp. sr. unsec. notes 2.10%, 9/1/28		195,000	176,014
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28		434,000	427,000
Air Lease Corp. sr. unsec. sub. notes 5.85%, 12/15/27		140,000	143,552
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29		519,000	479,508
Aircastle, Ltd. 144A sr. unsec. notes 6.50%, 7/18/28		275,000	284,352
Aircastle, Ltd. 144A sr. unsec. notes 5.25%, 8/11/25		475,000	475,286
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. notes 7.00%, 1/15/31		440,000	442,200
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. unsec. notes 7.375%, 10/1/32		100,000	101,045
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. unsec. notes 5.875%, 11/1/29		415,000	400,722
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31		562,000	622,080
Ally Financial, Inc. sr. unsec. notes 4.75%, 6/9/27		250,000	248,378
Ally Financial, Inc. sr. unsec. notes 2.20%, 11/2/28		200,000	178,025
American Express Co. sr. unsec. unsub. notes 5.098%, 2/16/28		265,000	266,575
ANZ New Zealand Int'l, Ltd./London 144A company guaranty sr. unsec. notes 3.45%, 7/17/27 (United Kingdom)		200,000	193,804
Apollo Commercial Real Estate Finance, Inc. 144A company guaranty sr. notes 4.625%, 6/15/29		320,000	278,041
Ares Capital Corp. sr. unsec. notes 2.875%, 6/15/27		255,000	242,666
Ares Capital Corp. sr. unsec. notes 2.15%, 7/15/26		240,000	229,645
Ares Capital Corp. sr. unsec. sub. notes 7.00%, 1/15/27		265,000	274,727
Ares Capital Corp. sr. unsec. sub. notes 3.875%, 1/15/26		217,000	214,640
Aretec Group, Inc. 144A company guaranty sr. sub. notes 10.00%, 8/15/30		100,000	109,339
Athene Global Funding 144A notes 5.526%, 7/11/31		245,000	245,711
Athene Global Funding 144A notes 5.349%, 7/9/27		375,000	378,776
Athene Global Funding 144A notes 1.985%, 8/19/28		440,000	393,575
Australia and New Zealand Banking Group, Ltd./United Kingdom 144A jr. unsec. sub. FRB 6.75%, perpetual maturity (United Kingdom)		200,000	203,207
Banco Santander SA sr. unsec. unsub. FRN 1.722%, 9/14/27 (Spain)		200,000	189,175
Banco Santander SA sr. unsec. unsub. notes 4.379%, 4/12/28 (Spain)		200,000	195,245
Banco Santander SA unsec. sub. FRB 3.225%, 11/22/32 (Spain)		800,000	681,435
Banco Santander SA unsec. sub. notes 5.179%, 11/19/25 (Spain)		800,000	799,533
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity		297,000	296,952
Bank of America Corp. sr. unsec. FRN 1.734%, 7/22/27		1,055,000	1,006,079
Bank of America Corp. sr. unsec. FRN Ser. MTN, 2.496%, 2/13/31		190,000	167,131
Bank of America Corp. unsec. sub. FRB 3.846%, 3/8/37		1,350,000	1,196,672
Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37		1,030,000	1,067,854
Bank of America Corp. unsec. sub. notes Ser. L, 4.183%, 11/25/27		270,000	265,117
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. bonds 2.85%, 10/15/50		375,000	235,568
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43		90,000	77,971
Blackstone Holdings Finance Co., LLC 144A company guaranty sr. unsec. unsub. bonds 1.60%, 3/30/31		120,000	96,792
Blackstone Private Credit Fund sr. unsec. unsub. notes 3.25%, 3/15/27		133,000	127,363
BNP Paribas SA 144A unsec. sub. FRB 2.588%, 8/12/35 (France)		200,000	167,824
BNP Paribas SA 144A unsec. sub. notes 4.375%, 5/12/26 (France)		200,000	197,923
BPCE SA 144A sr. unsec. unsub. FRN 5.975%, 1/18/27 (France)		535,000	539,237
BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)		327,000	326,428
CaixaBank SA 144A sr. unsec. notes 5.673%, 3/15/30 (Spain)		200,000	202,027
Capital One Financial Corp. unsec. sub. FRB 2.359%, 7/29/32		926,000	748,134
Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28		1,422,000	1,377,797
Citigroup, Inc. sr. unsec. FRN 5.61%, 9/29/26		15,000	15,085
Citigroup, Inc. sr. unsec. unsub. FRB 3.887%, 1/10/28		323,000	316,696
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46		240,000	211,170
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27		430,000	424,324
CNO Financial Group, Inc. sr. unsec. notes 5.25%, 5/30/29		210,000	208,865
CNO Global Funding 144A notes 4.95%, 9/9/29		480,000	476,032
CNO Global Funding 144A notes 4.875%, 12/10/27		130,000	129,466
Commonwealth Bank of Australia 144A sr. unsec. notes 3.15%, 9/19/27 (Australia)		580,000	560,194
Corebridge Financial, Inc. sr. unsec. notes 3.85%, 4/5/29		230,000	219,695
Corebridge Global Funding 144A sr. unsec. unsub. notes 5.20%, 6/24/29		160,000	160,988
Credit Acceptance Corp. 144A company guaranty sr. unsec. notes 9.25%, 12/15/28		340,000	360,034
Deutsche Bank AG unsec. sub. notes 4.50%, 4/1/25 (Germany)		400,000	399,453
Deutsche Bank AG/New York, NY sr. unsec. unsub. notes 1.686%, 3/19/26 (Germany)		835,000	805,942
Deutsche Bank AG/NewYork, NY sr. unsec. unsub. notes 6.72%, 1/18/29 (Germany)		175,000	181,756
Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151%, 6/30/31		100,000	109,813
Encore Capital Group, Inc. 144A company guaranty sr. notes 9.25%, 4/1/29		200,000	213,331
Encore Capital Group, Inc. 144A company guaranty sr. notes 8.50%, 5/15/30		425,000	447,497
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)		468,000	465,017
First-Citizens Bank & Trust Co. unsec. sub. notes 6.125%, 3/9/28		649,000	668,234
Ford Motor Co. sr. unsec. unsub. notes 4.125%, 8/17/27		200,000	193,473
Freedom Mortgage Corp. 144A sr. unsec. notes 12.00%, 10/1/28		265,000	288,467
Freedom Mortgage Corp. 144A sr. unsec. sub. notes 6.625%, 1/15/27		240,000	240,293
General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/25		55,000	54,978
General Motors Financial Co., Inc. sr. unsec. notes 4.90%, 10/6/29		254,000	250,345
GGAM Finance, Ltd. 144A company guaranty sr. unsec. notes 8.00%, 2/15/27 (Ireland)		105,000	108,382
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. bonds 3.25%, 1/15/32(R)		175,000	150,424
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26(R)		96,000	96,066
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29		1,531,000	1,490,489
HUB International, Ltd. 144A sr. notes 7.25%, 6/15/30		320,000	328,262
Huntington Bancshares, Inc. unsec. sub. FRB 2.487%, 8/15/36		361,000	292,534
ING Groep NV sr. unsec. unsub. FRN 6.083%, 9/11/27 (Netherlands)		240,000	244,740
Intercontinental Exchange, Inc. sr. unsec. bonds 1.85%, 9/15/32		140,000	110,912
Intercontinental Exchange, Inc. sr. unsec. notes 4.00%, 9/15/27		104,000	102,369
Jane Street Group/JSG Finance, Inc. 144A sr. notes 6.125%, 11/1/32		405,000	401,517
Jefferies Financial Group, Inc. sr. unsec. notes Ser. MTN, 5.15%, 9/15/25		280,000	280,136
Jefferson Capital Holdings, LLC 144A sr. unsec. notes 9.50%, 2/15/29		370,000	393,534
Jones Deslauriers Insurance Management, Inc. 144A sr. notes 8.50%, 3/15/30 (Canada)		130,000	137,385
Jones Deslauriers Insurance Management, Inc. 144A sr. unsec. notes 10.50%, 12/15/30 (Canada)		300,000	324,857
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. HH, 4.60%, perpetual maturity		563,000	561,894
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. W, (CME Term SOFR 3 Month + 1.26%), 5.785%, 5/15/47		116,000	110,314
JPMorgan Chase & Co. jr. unsec. sub. FRN 3.65%, perpetual maturity		44,000	42,794
JPMorgan Chase & Co. sr. unsec. unsub. notes 6.07%, 10/22/27		570,000	583,498
JPMorgan Chase & Co. unsec. sub. bonds 3.625%, 12/1/27		1,350,000	1,311,713
JPMorgan Chase & Co. unsec. sub. FRB 5.717%, 9/14/33		743,000	759,150
JPMorgan Chase & Co. unsec. sub. FRB 2.956%, 5/13/31		700,000	626,414
KKR Group Finance Co. III, LLC 144A company guaranty sr. unsec. unsub. bonds 5.125%, 6/1/44		160,000	146,418
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. unsub. notes 5.25%, 10/1/25(R)		65,000	65,138
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A sr. unsec. notes 4.25%, 2/1/27(R)		310,000	299,154
Lloyds Banking Group PLC unsec. sub. notes 4.65%, 3/24/26 (United Kingdom)		215,000	213,891
LPL Holdings, Inc. company guaranty sr. unsec. notes 6.75%, 11/17/28		239,000	251,117
Macquarie Airfinance Holdings, Ltd. 144A sr. unsec. notes 5.15%, 3/17/30 (United Kingdom)		75,000	73,495
Macquarie Airfinance Holdings, Ltd. 144A sr. unsec. notes 6.50%, 3/26/31 (United Kingdom)		50,000	51,815
Macquarie Airfinance Holdings, Ltd. 144A sr. unsec. notes 6.40%, 3/26/29 (United Kingdom)		35,000	36,039
Marsh & McLennan Cos., Inc. sr. unsec. sub. bonds 4.90%, 3/15/49		175,000	157,146
Marsh & McLennan Cos., Inc. sr. unsec. sub. notes 4.375%, 3/15/29		212,000	208,350
Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. notes 3.85%, 3/1/26 (Japan)		255,000	252,491
Morgan Stanley sr. unsec. notes 5.123%, 2/1/29		475,000	476,399
Morgan Stanley sr. unsec. unsub. FRN Ser. GMTN, 3.772%, 1/24/29		1,365,000	1,316,831
Morgan Stanley unsec. unsub. notes 3.95%, 4/23/27		470,000	460,741
Morgan Stanley unsec.sub. notes 5.297%, 4/20/37		122,000	118,603
Nasdaq, Inc. sr. unsec. notes 5.35%, 6/28/28		155,000	157,269
Nasdaq, Inc. sr. unsec. sub. bonds 5.55%, 2/15/34		40,000	40,375
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 7.125%, 2/1/32		290,000	294,029
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 11/15/31		700,000	669,811
NatWest Group PLC sr. unsec. unsub. FRN 5.847%, 3/2/27 (United Kingdom)		265,000	267,666
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45		155,000	128,350
OneMain Finance Corp. company guaranty sr. unsec. notes 7.50%, 5/15/31		280,000	287,682
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 11/15/31		275,000	280,482
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 6.625%, 1/15/28		50,000	50,658
OneMain Finance Corp. company guaranty sr. unsec. unsub. notes 5.375%, 11/15/29		325,000	312,724
PHH Escrow Issuer, LLC 144A sr. unsec. notes 9.875%, 11/1/29		640,000	643,533
PNC Financial Services Group, Inc. (The) unsec. sub. FRB 4.626%, 6/6/33		725,000	682,910
PRA Group, Inc. 144A company guaranty sr. unsec. notes 8.875%, 1/31/30		560,000	580,708
Prologis LP sr. unsec. unsub. notes 2.25%, 4/15/30(R)		113,000	98,879
Prologis LP sr. unsec. unsub. notes 2.125%, 4/15/27(R)		47,000	44,544
Protective Life Global Funding 144A 5.467%, 12/8/28		305,000	310,357
RHP Hotel Properties LP/RHP Finance Corp. 144A company guaranty sr. unsec. sub. notes 7.25%, 7/15/28		80,000	82,547
RHP Hotel Properties LP/RHP Finance Corp. 144A company guaranty sr. unsec. sub. notes 6.50%, 4/1/32		330,000	331,935
Royal Bank of Canada sr. unsec. notes Ser. GMTN, 5.20%, 8/1/28 (Canada)		475,000	479,064
Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)		285,000	284,793
Santander UK Group Holdings PLC sr. unsec. unsub. FRN 6.833%, 11/21/26 (United Kingdom)		575,000	583,398
Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)		435,000	422,948
Truist Bank unsec. sub. FRN Ser. BKNT, 4.632%, 9/17/29		250,000	243,944
Truist Financial Corp. sr. unsec. unsub. FRN Ser. MTN, 4.26%, 7/28/26		310,000	308,867
Truist Financial Corp. sr. unsec. unsub. notes Ser. MTN, 5.435%, 1/24/30		235,000	237,159
UBS Group AG jr. unsec. sub. FRN Ser. REGS, 6.875%, perpetual maturity (Switzerland)		206,000	206,539
UBS Group AG 144A sr. unsec. bonds 3.869%, 1/12/29 (Switzerland)		285,000	274,562
UBS Group AG 144A sr. unsec. FRN 2.193%, 6/5/26 (Switzerland)		585,000	578,135
UBS Group AG 144A sr. unsec. notes 5.428%, 2/8/30 (Switzerland)		385,000	387,590
UBS Group AG 144A sr. unsec. unsub. FRN 1.305%, 2/2/27 (Switzerland)		308,000	296,102
US Bancorp unsec. sub. FRB 2.491%, 11/3/36		630,000	510,423
VICI Properties LP sr. unsec. notes 5.125%, 11/15/31(R)		330,000	322,128
VICI Properties LP sr. unsec. unsub. notes 4.75%, 2/15/28(R)		411,000	407,833
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/27(R)		154,000	149,528
Wells Fargo & Co. sr. unsec. unsub. FRB Ser. MTN, 3.35%, 3/2/33		1,935,000	1,696,839
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, 5.574%, 7/25/29		235,000	238,657
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, 4.54%, 8/15/26		219,000	218,616
Westpac Banking Corp. unsec. sub. bonds 2.963%, 11/16/40 (Australia)		170,000	121,102
XHR LP 144A company guaranty sr. unsec. notes 6.625%, 5/15/30		95,000	95,431

			52,962,124
Health care (0.7%)
AbbVie, Inc. sr. unsec. notes 4.80%, 3/15/29		355,000	354,826
AbbVie, Inc. sr. unsec. sub. notes 3.80%, 3/15/25		270,000	269,540
Amgen, Inc. sr. unsec. bonds 4.663%, 6/15/51		230,000	192,857
Amgen, Inc. sr. unsec. unsub. bonds 5.75%, 3/2/63		135,000	129,586
Amgen, Inc. sr. unsec. unsub. bonds 5.65%, 3/2/53		51,000	49,139
Amgen, Inc. sr. unsec. unsub. notes 5.25%, 3/2/30		105,000	106,003
Amgen, Inc. sr. unsec. unsub. notes 5.15%, 3/2/28		495,000	498,716
AthenaHealth Group, Inc. 144A sr. unsec. notes 6.50%, 2/15/30		405,000	385,291
Bausch & Lomb Escrow Corp. 144A sr. notes 8.375%, 10/1/28 (Canada)		180,000	186,525
Bausch Health Cos., Inc. 144A company guaranty sr. notes 6.125%, 2/1/27		210,000	190,809
Becton, Dickinson and Co. sr. unsec. notes 2.823%, 5/20/30		372,000	333,795
Bristol-Myers Squibb Co. sr. unsec. notes 4.90%, 2/22/29		395,000	397,045
Centene Corp. sr. unsec. bonds 3.00%, 10/15/30		220,000	189,975
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/15/31		115,000	102,829
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 3.75%, 3/15/29		105,000	96,384
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 10.875%, 1/15/32		245,000	253,080
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 5.625%, 3/15/27		180,000	172,950
CHS/Community Health Systems, Inc. 144A company guaranty sr. unsec. sub. notes 6.875%, 4/1/28		165,000	120,449
CHS/Community Health Systems, Inc. 144A sr. notes 5.25%, 5/15/30		530,000	435,802
Concentra Escrow Issuer Corp. 144A sr. unsec.notes 6.875%, 7/15/32		265,000	270,886
CVS Health Corp. jr. unsec. sub. bonds 7.00%, 3/10/55		235,000	236,376
CVS Health Corp. jr. unsec. sub. bonds 6.75%, 12/10/54		140,000	137,625
CVS Health Corp. sr. unsec. unsub. notes 4.78%, 3/25/38		140,000	121,173
CVS Pass-Through Trust sr. notes 6.036%, 12/10/28		4,252	4,276
CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36		110,238	102,273
DaVita Inc. 144A company guaranty sr. unsec. notes 6.875%, 9/1/32		695,000	701,168
DH Europe Finance II SARL company guaranty sr. unsec. bonds 3.40%, 11/15/49 (Luxembourg)		155,000	109,901
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 6.65%, 8/28/28		255,000	259,168
Eli Lilly and Co. sr. unsec. unsub. bonds 4.875%, 2/27/53		145,000	131,364
Endo Finance Holdings, Inc. 144A sr. notes 8.50%, 4/15/31		145,000	153,814
GE HealthCare Technologies, Inc. company guaranty sr. unsub. notes 5.65%, 11/15/27		110,000	112,758
GE HealthCare Technologies, Inc. sr. unsec. notes 4.80%, 8/14/29		270,000	267,573
Grifols SA company guaranty sr. unsec. notes 3.875%, 10/15/28 (Spain)	EUR	755,000	708,648
HCA, Inc. company guaranty sr. notes 4.50%, 2/15/27		$76,000	75,309
HCA, Inc. company guaranty sr. notes 4.125%, 6/15/29		118,000	112,623
HCA, Inc. company guaranty sr. unsec. notes 5.45%, 4/1/31		400,000	399,342
HCA, Inc. company guaranty sr. unsec. sub. notes 3.625%, 3/15/32		410,000	361,473
Humana, Inc. sr. unsec. unsub. notes 5.75%, 3/1/28		250,000	254,864
Icon Investments Six DAC company guaranty sr. notes 5.809%, 5/8/27 (Ireland)		215,000	218,686
Illumina, Inc. sr. unsec. sub. notes 4.65%, 9/9/26		131,000	130,594
Jazz Securities DAC 144A company guaranty sr. unsub. notes 4.375%, 1/15/29 (Ireland)		390,000	368,836
Kedrion SpA 144A company guaranty sr. notes 6.50%, 9/1/29 (Italy)		540,000	509,579
Medline Borrower LP 144A sr. notes 3.875%, 4/1/29		305,000	282,707
Medline Borrower LP 144A sr. unsec. notes 5.25%, 10/1/29		180,000	173,883
Merck & Co., Inc. sr. unsec. unsub. notes 3.70%, 2/10/45		395,000	306,184
Merck & Co., Inc. sr. unsec. unsub. notes 2.75%, 2/10/25		122,000	121,774
Novartis Capital Corp. company guaranty sr. unsec. unsub. bonds 4.00%, 11/20/45		650,000	533,871
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 5.30%, 5/19/53 (Singapore)		105,000	98,395
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.75%, 5/19/33 (Singapore)		403,000	391,746
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.45%, 5/19/28 (Singapore)		87,000	86,254
Roche Holdings, Inc. 144A company guaranty sr. unsec. bonds 4.00%, 11/28/44 (Switzerland)		550,000	451,587
Royalty Pharma PLC company guaranty sr. unsec. notes 5.15%, 9/2/29		360,000	359,390
Service Corp. International sr. unsec. notes 3.375%, 8/15/30		65,000	56,920
Tenet Healthcare Corp. company guaranty sr. notes 5.125%, 11/1/27		550,000	539,134
Tenet Healthcare Corp. company guaranty sr. notes 4.25%, 6/1/29		215,000	202,039
Tenet Healthcare Corp. company guaranty sr. unsub. notes 6.125%, 6/15/30		345,000	342,712
Teva Pharmaceutical Finance Netherlands II BV company guaranty sr. unsec. unsub. notes 4.375%, 5/9/30 (Israel)	EUR	495,000	526,128
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 8.125%, 9/15/31 (Israel)		$225,000	251,755
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 7.875%, 9/15/29 (Israel)		200,000	215,799
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 5.125%, 5/9/29 (Israel)		555,000	542,485
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.95%, 10/15/42		245,000	196,894
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.85%, 6/15/28		740,000	719,563
Viatris, Inc. company guaranty sr. unsec. notes 2.30%, 6/22/27		291,000	272,943
Wyeth, LLC company guaranty sr. unsec. bonds 5.95%, 4/1/37		305,000	318,676
Zoetis, Inc. sr. unsec. sub. notes 2.00%, 5/15/30		244,000	210,055

			17,414,804
Technology (0.4%)
Ahead DB Holdings, LLC 144A company guaranty sr. unsec. notes 6.625%, 5/1/28		175,000	171,719
Apple, Inc. sr. unsec. bonds 3.95%, 8/8/52		240,000	191,086
Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45		598,000	528,345
Apple, Inc. sr. unsec. unsub. notes 3.85%, 5/4/43		314,000	260,323
AppLovin Corp. sr. unsec. sub. notes 5.375%, 12/1/31		99,000	99,072
AppLovin Corp. sr. unsec. sub. notes 5.125%, 12/1/29		75,000	74,846
Atlassian Corp. sr. unsec. bonds 5.50%, 5/15/34		36,000	36,176
Atlassian Corp. sr. unsec. notes 5.25%, 5/15/29		224,000	225,768
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27		494,000	486,402
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.50%, 1/15/28		1,147,000	1,104,959
Broadcom, Inc. sr. unsec. notes 5.05%, 7/12/29		280,000	281,155
Broadcom, Inc. 144A sr. unsec. bonds 3.187%, 11/15/36		80,000	64,477
Cadence Design Systems, Inc. sr. unsec. sub. notes 4.30%, 9/10/29		270,000	264,747
Cloud Software Group, Inc. 144A notes 9.00%, 9/30/29		170,000	172,812
Cloud Software Group, Inc. 144A sr. notes. 6.50%, 3/31/29		290,000	285,009
CommScope, Inc. 144A company guaranty sr. unsec. notes 7.125%, 7/1/28		270,000	237,965
CommScope, LLC 144A company guaranty sr. notes 6.00%, 3/1/26		105,000	104,606
Fortress Intermediate 3, Inc. 144A sr. notes 7.50%, 6/1/31		245,000	250,126
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30		315,000	287,781
Hewlett Packard Enterprise Co. sr. unsec. bonds 5.60%, 10/15/54		113,000	106,448
Hewlett Packard Enterprise Co. sr. unsec. bonds 5.00%, 10/15/34		57,000	54,817
Hewlett Packard Enterprise Co. sr. unsec. notes 4.85%, 10/15/31		113,000	110,255
Hewlett Packard Enterprise Co. sr. unsec. notes 4.55%, 10/15/29		552,000	538,281
Imola Merger Corp. 144A sr. notes 4.75%, 5/15/29		290,000	275,245
McAfee Corp. 144A sr. unsec. notes 7.375%, 2/15/30		745,000	724,506
Meta Platforms, Inc. sr. unsec. bonds 5.40%, 8/15/54		385,000	373,169
Meta Platforms, Inc. sr. unsec. notes 4.95%, 5/15/33		234,000	234,408
Microsoft Corp. sr. unsec. unsub. bonds 2.40%, 8/8/26		930,000	902,755
MSCI, Inc. 144A company guaranty sr. unsec. notes 3.625%, 9/1/30		152,000	138,941
Oracle Corp. sr. unsec. bonds 3.65%, 3/25/41		305,000	238,007
Oracle Corp. sr. unsec. notes 2.875%, 3/25/31		295,000	259,716
Oracle Corp. sr. unsec. unsub. bonds 6.50%, 4/15/38		55,000	59,160
Oracle Corp. sr. unsec. unsub. bonds 4.00%, 11/15/47		870,000	663,763
Rocket Software, Inc. 144A sr. unsec. notes 6.50%, 2/15/29		260,000	245,128
Seagate HDD Cayman company guaranty sr. unsec. notes 3.125%, 7/15/29 (Cayman Islands)		110,000	99,417
ServiceNow, Inc. sr. unsec. notes 1.40%, 9/1/30		315,000	261,884
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/1/29		430,000	399,416
UKG, Inc. 144A sr. notes 6.875%, 2/1/31		355,000	360,541
ZoomInfo Technologies, LLC/ZoomInfo Finance Corp. 144A company guaranty sr. unsec. notes 3.875%, 2/1/29		220,000	200,318

			11,373,549
Transportation (0.1%)
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.75%, 4/20/29		235,000	233,232
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.50%, 4/20/26		117,500	117,213
AS Mileage Plan IP, Ltd. 144A sr. notes 5.021%, 10/20/29 (Cayman Islands)		295,000	287,650
Canadian Pacific Railway Co. company guaranty sr. unsec. unsub. notes 1.75%, 12/2/26 (Canada)		645,000	610,916
CSX Corp. sr. unsec. unsub. notes 4.10%, 3/15/44		240,000	197,224
OneSky Flight, LLC 144A sr. unsec. notes 8.875%, 12/15/29		270,000	270,498
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26		113,000	110,048
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 4.40%, 7/1/27		145,000	143,163
Ryder System, Inc. sr. unsec. unsub. notes 4.95%, 9/1/29		325,000	324,023
SMBC Aviation Capital Finance DAC 144A company guaranty sr. unsec. notes 5.70%, 7/25/33 (Ireland)		200,000	201,621
SMBC Aviation Capital Finance DAC 144A company guaranty sr. unsec. notes 5.30%, 4/3/29 (Ireland)		470,000	471,958
United Airlines, Inc. 144A company guaranty sr. notes 4.625%, 4/15/29		90,000	85,644
Watco Cos., LLC/Watco Finance Corp. 144A sr. unsec. notes 7.125%, 8/1/32		395,000	407,541

			3,460,731
Utilities and power (0.5%)
AES Corp. (The) sr. unsec. notes 5.45%, 6/1/28		145,000	145,838
AES Corp. (The) sr. unsec. notes 1.375%, 1/15/26		188,000	181,166
AES Corp. (The) sr. unsec. unsub. notes 2.45%, 1/15/31		230,000	191,796
Ameren Corp. sr. unsec. unsub. notes 5.00%, 1/15/29		180,000	180,355
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. J, 4.30%, 12/1/28		510,000	498,556
American Transmission Systems, Inc. 144A sr. unsec. bonds 2.65%, 1/15/32		95,000	80,692
California Buyer, Ltd./Atlantica Sustainable Infrastructure PLC 144A sr. unsec. notes 6.375%, 2/15/32 (United Kingdom)		320,000	319,394
Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26		16,000	15,991
Calpine Corp. 144A sr. unsec. notes 5.00%, 2/1/31		195,000	183,513
Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42		130,000	108,871
Constellation Energy Generation, LLC sr. unsec. notes 5.60%, 3/1/28		235,000	239,753
Duke Energy Carolinas, LLC sr. notes 4.95%, 1/15/33		45,000	44,274
Duke Energy Corp. sr. unsec. bonds 4.20%, 6/15/49		350,000	271,779
Duke Energy Corp. sr. unsec. notes 3.15%, 8/15/27		445,000	427,495
Duke Energy Indiana LLC sr. bonds 6.45%, 4/1/39		80,000	86,727
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29		191,000	182,544
Electricite De France SA 144A jr. unsec. sub. FRB 9.125%, perpetual maturity (France)		200,000	226,091
Electricite De France SA 144A sr. unsec. notes 5.65%, 4/22/29 (France)		540,000	552,082
Enbridge, Inc. company guaranty sr. unsec. unsub. bonds 4.50%, 6/10/44 (Canada)		355,000	294,186
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)		210,000	208,114
Energy Transfer LP company guaranty sr. unsec. bonds 3.75%, 5/15/30		625,000	583,442
Energy Transfer LP company guaranty sr. unsec. notes 5.50%, 6/1/27		84,000	85,106
Energy Transfer LP company guaranty sr. unsec. notes 2.90%, 5/15/25		79,000	78,406
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity		1,275,000	1,258,713
Evergy Kansas Central, Inc. sr. bonds 5.70%, 3/15/53		110,000	108,460
Evergy Missouri West, Inc. 144A sr. notes 5.15%, 12/15/27		330,000	332,661
Eversource Energy sr. unsec. unsub. notes 5.45%, 3/1/28		50,000	50,665
IPALCO Enterprises, Inc. sr. notes 4.25%, 5/1/30		140,000	132,073
Kinder Morgan, Inc. company guaranty sr. unsec. notes Ser. GMTN, 7.75%, 1/15/32		305,000	346,793
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 2/1/29		175,000	174,479
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 1.75%, 11/15/26		115,000	109,117
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes 6.051%, 3/1/25		290,000	290,539
NRG Energy, Inc. 144A company guaranty sr. unsec. bonds 6.25%, 11/1/34		310,000	304,307
NRG Energy, Inc. 144A jr. unsec. sub. FRB 10.25%, perpetual maturity		265,000	292,967
Oncor Electric Delivery Co., LLC sr. notes 5.30%, 6/1/42		45,000	43,293
Oncor Electric Delivery Co., LLC sr. notes 3.75%, 4/1/45		405,000	311,592
Pacific Gas and Electric Co. notes 2.10%, 8/1/27		50,000	46,660
Pacific Gas and Electric Co. sr. notes 6.10%, 1/15/29		570,000	590,272
Pacific Gas and Electric Co. sr. notes 5.55%, 5/15/29		435,000	442,302
PG&E Corp. jr. unsec. sub. bonds 7.375%, 3/15/55		180,000	185,172
PG&E Corp. sr. sub. notes 5.25%, 7/1/30		380,000	372,199
Public Service Electric & Gas Co. sr. notes Ser. MTN, 5.50%, 3/1/40		75,000	74,744
Puget Sound Energy, Inc. sr. bonds 5.448%, 6/1/53		140,000	133,795
Southern California Gas Co. sr. unsub. bonds 5.05%, 9/1/34		185,000	182,427
Southern Co. (The) sr. unsec. notes 5.50%, 3/15/29		295,000	301,090
Southern Co. Gas Capital Corp. company guaranty sr. unsec. unsub. notes 4.95%, 9/15/34		865,000	837,768
Vistra Corp. 144A jr. unsec. sub. FRN 8.00%, 10/15/51		135,000	138,232
Vistra Corp. 144A jr. unsec. sub. FRN 7.00%, perpetual maturity		185,000	186,261
Vistra Operations Co., LLC 144A company guaranty sr. notes 6.00%, 4/15/34		105,000	106,467
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29		212,000	202,606
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 6.875%, 4/15/32		185,000	189,600
Vistra Operations Co., LLC 144A company guaranty sr. unsec. sub. notes 5.00%, 7/31/27		150,000	147,304
Vistra Operations Co., LLC 144A sr. notes 5.05%, 12/30/26		85,000	85,146
Vistra Operations Co., LLC 144A sr. unsec. notes 7.75%, 10/15/31		330,000	346,499
Wisconsin Electric Power Co. sr. unsec. unsub. bonds 4.60%, 10/1/34		183,000	174,382

			13,684,756

Total corporate bonds and notes (cost $215,557,254)			$208,885,429

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (4.8%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (1.5%)
Government National Mortgage Association Pass-Through Certificates
6.00%, with due dates from 12/20/48 to 11/20/53	$1,414,503	$1,449,774
5.50%, with due dates from 3/20/53 to 7/20/53	3,448,067	3,464,061
5.00%, TBA, 1/1/55	4,000,000	3,880,781
4.50%, TBA, 1/1/55	7,000,000	6,617,188
4.50%, with due dates from 5/20/49 to 5/20/49	40,574	38,487
4.00%, TBA, 1/1/55	2,000,000	1,842,276
4.00%, 2/20/48	2,661,974	2,484,588
3.00%, TBA, 1/1/55	8,000,000	6,938,125
3.00%, with due dates from 8/20/49 to 1/20/54	14,954,111	13,012,765

		39,728,045
U.S. Government Agency Mortgage Obligations (3.3%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
6.50%, 5/1/53	177,630	181,751
6.00%, 5/1/53	1,390,147	1,409,749
5.50%, with due dates from 5/1/53 to 9/1/53	1,854,949	1,846,824
4.00%, 9/1/45	111,864	105,023
3.00%, 1/1/48	3,636,307	3,153,566
2.50%, with due dates from 8/1/50 to 8/1/51	1,711,864	1,414,394
Federal National Mortgage Association Pass-Through Certificates
6.50%, with due dates from 3/1/53 to 5/1/53	1,480,227	1,516,045
6.00%, with due dates from 5/1/53 to 6/1/53	1,685,515	1,706,646
5.28%, 12/1/28	218,000	222,150
4.50%, with due dates from 2/1/39 to 4/1/39	11,171	10,818
4.00%, 1/1/57	399,023	366,295
3.50%, with due dates from 6/1/56 to 10/1/56	2,110,705	1,867,430
3.50%, with due dates from 11/1/51 to 4/1/52	1,692,723	1,508,020
3.00%, with due dates from 4/1/46 to 4/1/52	5,041,966	4,365,875
2.73%, 9/1/29	265,759	243,809
2.50%, with due dates from 7/1/50 to 8/1/51	11,482,275	9,469,549
Uniform Mortgage-Backed Securities
5.00%, TBA, 1/1/55	19,000,000	18,339,386
3.50%, TBA, 1/1/55	10,000,000	8,845,730
2.50%, TBA, 1/1/55	26,000,000	21,179,844
2.50%, TBA, 1/1/40	11,000,000	9,990,234

		87,743,138

Total U.S. government and agency mortgage obligations (cost $134,419,323)		$127,471,183

U.S. TREASURY OBLIGATIONS (—%)(a)
	Principal amount	Value
U.S. Treasury Notes
4.00%, 7/31/29(i)	$317,000	$317,266
1.875%, 2/28/27(i)	91,000	87,164
0.625%, 8/15/30(i)	75,000	61,105

Total U.S. treasury obligations (cost $465,535)		$465,535

MORTGAGE-BACKED SECURITIES (1.7%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (0.4%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 3065, Class DC, ((-3 x US 30 Day Average SOFR) + 19.52%), 5.724%, 3/15/35	$13,929	$14,015
Strips FRB Ser. 406, Class F30, (US 30 Day Average SOFR + 1.15%), 5.719%, 10/25/53	336,571	339,051
REMICs Ser. 5079, Class BI, IO, 5.50%, 2/25/51	1,718,259	316,638
REMICs Ser. 5024, Class HI, IO, 4.50%, 10/25/50	2,475,729	563,128
REMICs Ser. 5138, Class YI, IO, 4.50%, 12/25/49	3,437,096	882,991
REMICs Ser. 5134, Class IB, IO, 4.00%, 8/25/51	3,210,563	639,280
REMICs Ser. 5121, Class KI, IO, 4.00%, 6/25/51	2,617,138	610,700
REMICs Ser. 5036, Class IK, IO, 4.00%, 4/25/50	2,638,443	575,417
REMICs Ser. 5142, Class AI, IO, 3.50%, 9/25/51	3,146,598	614,064
REMICs Ser. 5010, Class IA, IO, 3.50%, 9/25/50	1,948,297	361,841
REMICs IFB Ser. 4326, Class GS, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 1.338%, 4/15/44	2,858,043	254,880
Federal National Mortgage Association
REMICs Ser. 21-65, Class LI, IO, 3.50%, 10/25/51	2,296,668	417,211
REMICs Ser. 20-96, Class JI, IO, 3.00%, 1/25/51	4,409,539	754,629
REMICs Ser. 21-28, Class NI, IO, 3.00%, 5/25/41	4,080,646	435,969
REMICs Ser. 21-45, Class MI, IO, 2.50%, 2/25/49	3,996,906	526,299
FRB Ser. 02-W8, Class 1, IO, 0.295%, 6/25/42(WAC)	154,400	1,672
REMICs Ser. 01-79, Class BI, IO, 0.242%, 3/25/45(WAC)	50,136	264
REMICs Ser. 03-34, PO, zero %, 4/25/43	5,021	4,564
Government National Mortgage Association
FRB Ser. 23-152, Class FB, IO, 5.755%, 4/20/51(WAC)	455,549	465,256
Ser. 21-214, Class AI, IO, 4.00%, 12/20/51	2,322,233	444,712
Ser. 21-117, Class MI, IO, 3.50%, 5/20/42	3,945,264	589,577
Ser. 22-60, Class IY, IO, 3.00%, 2/20/52	4,415,364	674,399
FRB Ser. 16-H16, Class LI, IO, 2.82%, 7/20/66(WAC)	4,113,300	176,711
Ser. 15-H26, Class EI, IO, 1.738%, 10/20/65(WAC)	927,970	32,534

		9,695,802
Commercial mortgage-backed securities (0.6%)
ACRES Commercial Realty, Ltd. 144A FRB Ser. 21-FL1, Class AS, 6.096%, 6/15/36	402,000	402,575
Arbor Multifamily Mortgage Securities Trust 144A FRB Ser. 20-MF1, Class XA, IO, 0.936%, 5/15/53(WAC)	4,072,866	158,632
AREIT Trust 144A FRB Ser. 21-CRE5, Class A, 5.576%, 11/17/38 (Cayman Islands)	66,232	66,323
BANK
FRB Ser. 20-BN26, Class XA, IO, 1.203%, 3/15/63(WAC)	1,782,648	84,704
FRB Ser. 19-BN20, Class XA, IO, 0.808%, 9/15/62(WAC)	3,704,045	115,113
BANK5 FRB Ser. 24-5YR7, Class XA, 1.334%, 6/15/57(WAC)	6,794,249	352,509
Barclays Commercial Mortgage Trust
Ser. 19-C3, Class C, 4.178%, 5/15/52	187,000	160,817
FRB Ser. 19-C4, Class XA, IO, 1.519%, 8/15/52(WAC)	4,405,883	240,224
BDS, Ltd. 144A FRB Ser. 21-FL10, Class A, (CME Term SOFR 1 Month + 1.46%), 5.84%, 12/16/36 (Cayman Islands)	396,362	396,610
Benchmark Mortgage Trust FRB Ser. 20-B22, Class XA, IO, 1.505%, 1/15/54(WAC)	1,735,536	122,729
BXMT, Ltd. 144A FRB Ser. 21-FL4, Class A, 5.546%, 5/15/38 (Cayman Islands)	514,161	502,608
CD Commercial Mortgage Trust Ser. 17-CD4, Class B, 3.947%, 5/10/50(WAC)	266,000	245,960
CFCRE Commercial Mortgage Trust FRB Ser. 17-C8, Class B, 4.199%, 6/15/50(WAC)	193,000	180,847
CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class D, 5.08%, 12/15/47(WAC)	29,628	28,470
FRB Ser. 11-C2, Class E, 5.08%, 12/15/47(WAC)	214,000	198,524
COMM Mortgage Trust
FRB Ser. 13-CR13, Class C, 4.944%, 11/10/46(WAC)	104,988	97,775
FRB Ser. 14-CR17, Class C, 4.779%, 5/10/47(WAC)	452,000	414,462
FRB Ser. 14-CR20, Class C, 4.655%, 11/10/47(WAC)	587,346	555,892
FRB Ser. 15-LC21, Class B, 4.311%, 7/10/48(WAC)	370,000	365,667
Ser. 14-UBS5, Class AM, 4.193%, 9/10/47(WAC)	174,981	171,691
FRB Ser. 15-LC19, Class C, 4.172%, 2/10/48(WAC)	530,000	508,422
Ser. 14-UBS3, Class AM, 4.012%, 6/10/47	259,711	248,333
Ser. 15-CR22, Class B, 3.926%, 3/10/48(WAC)	224,000	217,615
Ser. 15-CR23, Class AM, 3.801%, 5/10/48	294,000	292,546
Ser. 15-DC1, Class AM, 3.724%, 2/10/48	191,000	188,212
COMM Mortgage Trust 144A
FRB Ser. 13-CR13, Class D, 4.944%, 11/10/46(WAC)	347,000	212,645
FRB Ser. 14-CR17, Class D, 4.843%, 5/10/47(WAC)	285,000	228,142
FRB Ser. 15-LC23, Class D, 3.544%, 10/10/48(WAC)	336,000	288,198
Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 07-C2, Class AX, IO, zero %, 1/15/49(WAC)	1,069,368	150
CSAIL Commercial Mortgage Trust
Ser. 16-C7, Class AS, 3.958%, 11/15/49(WAC)	323,000	310,763
Ser. 15-C2, Class AS, 3.849%, 6/15/57(WAC)	321,000	311,271
Ser. 19-C17, Class AS, 3.278%, 9/15/52	428,000	376,450
FRB Ser. 20-C19, Class XA, IO, 1.089%, 3/15/53(WAC)	6,282,422	273,822
FRB Ser. 21-C20, Class XA, IO, 0.991%, 3/15/54(WAC)	2,581,609	117,560
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.353%, 8/10/44(WAC)	570,365	534,587
FREMF Mortgage Trust 144A FRB Ser. 15-K51, Class B, 3.956%, 10/25/48(WAC)	472,000	467,233
FS Rialto Issuer, Ltd. 144A FRB Ser. 21-FL3, Class A, (CME Term SOFR 1 Month + 1.36%), 5.762%, 11/16/36 (Cayman Islands)	142,054	142,602
GS Mortgage Securities Corp., II 144A Ser. 13-GC10, Class C, 4.285%, 2/10/46(WAC)	243,395	240,261
GS Mortgage Securities Trust
FRB Ser. 19-GC38, Class XA, 1.007%, 2/10/52(WAC)	5,381,181	190,178
FRB Ser. 14-GC22, Class XA, IO, 0.594%, 6/10/47(WAC)	1,339,582	13
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C23, Class C, 4.549%, 9/15/47(WAC)	486,000	460,438
FRB Ser. 14-C18, Class B, 4.536%, 2/15/47(WAC)	376,271	362,203
JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 13-LC11, Class XA, IO, 1.157%, 4/15/46(WAC)	470,194	2,531
FRB Ser. 06-CB17, Class X, IO, 0.93%, 12/12/43(WAC)	141,521	2,474
JPMorgan Chase Commercial Mortgage Securities Trust 144A FRB Ser. 12-C6, Class E, 4.964%, 5/15/45(WAC)	205,000	192,035
KREF, Ltd. 144A FRB Ser. 22-FL3, Class A, (CME Term SOFR 1 Month + 1.45%), 5.816%, 2/17/39	242,189	243,422
LB-UBS Commercial Mortgage Trust 144A FRB Ser. 06-C6, Class XCL, IO, 0.435%, 9/15/39(WAC)	1,115,254	2,502
LSTAR Commercial Mortgage Trust 144A Ser. 17-5, Class A5, 3.549%, 3/10/50	585,000	562,705
MF1 Multifamily Housing Mortgage, Ltd. 144A FRB Ser. 21-FL6, Class A, (CME Term SOFR 1 Month + 1.21%), 5.59%, 7/16/36 (Cayman Islands)	419,511	420,026
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 15-C24, Class B, 4.318%, 5/15/48(WAC)	225,000	215,248
FRB Ser. 15-C22, Class C, 4.189%, 4/15/48(WAC)	357,000	307,432
Ser. 14-C19, Class C, 4.00%, 12/15/47	255,000	244,012
FRB Ser. 13-C10, Class B, 3.981%, 7/15/46(WAC)	266,479	247,302
Morgan Stanley Capital I Trust
Ser. 18-L1, Class A3, 4.139%, 10/15/51	246,000	238,755
Ser. 16-UB12, Class AS, 3.778%, 12/15/49(WAC)	200,000	187,369
Shelter Growth CRE Issuer, Ltd. 144A FRB Ser. 22-FL4, Class A, 6.662%, 6/17/37 (Bermuda)	161,130	162,458
UBS Commercial Mortgage Trust
FRB Ser. 17-C7, Class XA, IO, 0.973%, 12/15/50(WAC)	3,176,187	77,466
FRB Ser. 18-C8, Class XA, IO, 0.808%, 2/15/51(WAC)	6,852,891	147,762
VMC Finance, LLC 144A FRB Ser. 21-FL4, Class A, 5.59%, 6/16/36	10,486	10,394
Wachovia Bank Commercial Mortgage Trust FRB Ser. 06-C29, IO, 0.293%, 11/15/48(WAC)	14,508	38
Wells Fargo Commercial Mortgage Trust
FRB Ser. 20-C57, Class C, 4.023%, 8/15/53(WAC)	139,000	122,357
Ser. 16-BNK1, Class AS, 2.814%, 8/15/49	274,000	256,907
FRB Ser. 19-C52, Class XA, IO, 1.559%, 8/15/52(WAC)	4,916,779	270,731
FRB Ser. 24-5C1, Class XA, 1.029%, 7/15/57(WAC)	8,023,539	326,898
FRB Ser. 16-LC25, Class XA, IO, 0.817%, 12/15/59(WAC)	4,318,440	51,872
Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 13-LC12, Class D, 3.833%, 7/15/46(WAC)	256,000	126,131
WF-RBS Commercial Mortgage Trust
FRB Ser. 13-C11, Class C, 4.007%, 3/15/45(WAC)	849,000	808,492
FRB Ser. 14-C22, Class XA, IO, 0.275%, 9/15/57(WAC)	2,247,379	22
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C3, Class D, 5.855%, 3/15/44 (In default)(NON)(WAC)	206,195	68,591
FRB Ser. 13-C15, Class D, 4.186%, 8/15/46(WAC)	309,000	127,463

		16,257,171
Residential mortgage-backed securities (non-agency) (0.7%)
A&D Mortgage Trust 144A Ser. 23-NQM4, Class A1, 7.472%, 9/25/68	236,677	241,781
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (CME Term SOFR 1 Month + 0.30%), 4.643%, 5/25/47	329,990	186,128
Angel Oak Mortgage Trust 144A Ser. 24-9, Class A1, stepped-coupon 5.138% (6.138%, 9/1/28), 9/25/69(STP)	317,929	315,644
Arroyo Mortgage Trust 144A
Ser. 19-1, Class A3, 4.208%, 1/25/49(WAC)	37,395	36,266
Ser. 19-3, Class A3, 3.416%, 10/25/48(WAC)	50,929	48,007
BRAVO Residential Funding Trust 144A
Ser. 23-NQM5, Class A1, 6.505%, 6/25/63	239,618	241,703
FRB Ser. 21-HE3, Class A2, (US 30 Day Average SOFR + 1.00%), 5.569%, 8/25/69	186,389	185,274
Bunker Hill Loan Depositary Trust 144A Ser. 20-1, Class A2, 2.60%, 2/25/55(WAC)	285,000	268,606
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-2, Class 1A2A, 6.17%, 5/25/35(WAC)	81,636	80,000
Citigroup Mortgage Loan Trust, Inc. 144A Ser. 22-A, Class A1, 6.17%, perpetual maturity	121,790	121,874
Countrywide Alternative Loan Trust
FRB Ser. 06-OA7, Class 1A2, (Federal Reserve US 12 Month Cumulative Avg 1 yr CMT + 0.94%), 5.765%, 6/25/46	343,837	325,866
FRB Ser. 05-59, Class 1A1, (CME Term SOFR 1 Month + 0.77%), 5.145%, 11/20/35	238,061	223,809
FRB Ser. 05-65CB, Class 2A1, (CME Term SOFR 1 Month + 0.54%), 4.878%, 12/25/35	438,133	276,332
FRB Ser. 06-OA10, Class 4A1, (CME Term SOFR 1 Month + 0.49%), 4.833%, 8/25/46	603,883	505,045
FRB Ser. 06-OA19, Class A1, (CME Term SOFR 1 Month + 0.29%), 4.665%, 2/20/47	205,571	162,540
Cross Mortgage Trust 144A Ser. 24-H4, Class A1, stepped-coupon 6.147% (7.147%, 6/1/28), 7/25/69(STP)	193,414	194,707
CSMC Trust 144A
Ser. 21-RPL7, Class A1, 4.184%, 7/27/61(WAC)	139,980	139,678
Ser. 21-RPL4, Class A1, 4.10%, 12/27/60(WAC)	146,628	146,273
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class M3, (US 30 Day Average SOFR + 4.81%), 9.383%, 4/25/28	175,085	179,565
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA6, Class M1B, (US 30 Day Average SOFR + 3.70%), 8.269%, 9/25/42	18,000	19,027
Structured Agency Credit Risk Debt FRN Ser. 22-DNA5, Class M1A, (US 30 Day Average SOFR + 2.95%), 7.684%, 6/25/42	374,456	385,679
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA3, Class M1B, (US 30 Day Average SOFR + 2.90%), 7.469%, 4/25/42	17,000	17,622
Structured Agency Credit Risk Debt FRN Ser. 22-HQA2, Class M1A, (US 30 Day Average SOFR + 2.65%), 7.219%, 7/25/42	473,763	485,831
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-HQA3, Class M1A, (US 30 Day Average SOFR + 2.30%), 6.869%, 8/25/42	175,415	179,327
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA4, Class M1A, (US 30 Day Average SOFR + 2.20%), 6.769%, 5/25/42	183,231	186,199
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA6, Class M1A, (US 30 Day Average SOFR + 2.15%), 6.719%, 9/25/42	41,682	42,085
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-HQA1, Class M1A, (US 30 Day Average SOFR + 2.10%), 6.669%, 3/25/42	10,205	10,284
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA3, Class M2, (US 30 Day Average SOFR + 2.10%), 6.669%, 10/25/33	94,065	96,652
Structured Agency Credit Risk Trust REMICs FRB Ser. 23-DNA1, Class M1A, (US 30 Day Average SOFR + 2.10%), 6.66%, 3/25/43	113,053	114,745
Structured Agency Credit Risk Debt FRN Ser. 23-HQA2, Class M1A, (US 30 Day Average SOFR + 2.00%), 6.569%, 6/25/43	57,911	58,270
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA3, Class M1A, (US 30 Day Average SOFR + 2.00%), 6.569%, 4/25/42	70,133	71,050
Structured Agency Credit Risk Trust REMICs FRB Ser. 23-HQA3, Class A1, (US 30 Day Average SOFR + 1.85%), 6.419%, 11/25/43	63,877	64,632
Structured Agency Credit Risk Trust REMICs FRB Ser. 23-HQA3, Class M1, (US 30 Day Average SOFR + 1.85%), 6.419%, 11/25/43	54,191	54,568
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA1, Class M1B, (US 30 Day Average SOFR + 1.85%), 6.419%, 1/25/42	224,000	227,374
Structured Agency Credit Risk Debt FRN Ser. 21-DNA7, Class M2, (US 30 Day Average SOFR + 1.80%), 6.369%, 11/25/41	521,000	526,254
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA5, Class M2, (US 30 Day Average SOFR + 1.65%), 6.219%, 1/25/34	48,112	48,448
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA6, Class M2, (US 30 Day Average SOFR + 1.50%), 6.069%, 10/25/41	212,000	213,357
Structured Agency Credit Risk Debt FRN Ser. 22-DNA2, Class M1A, (US 30 Day Average SOFR + 1.30%), 5.869%, 2/25/42	132,629	132,904
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA1, Class M1A, (US 30 Day Average SOFR + 1.00%), 5.569%, 1/25/42	144,189	144,291
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-HQA4, Class M1, (US 30 Day Average SOFR + 0.95%), 5.519%, 12/25/41	56,440	56,468
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA6, Class M1, (US 30 Day Average SOFR + 0.80%), 5.369%, 10/25/41	3,820	3,818
Seasoned Credit Risk Transfer Trust FRB Ser. 17-2, Class 2, 4.00%, 8/25/56(WAC)	101,874	101,220
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01, Class 2M2, (US 30 Day Average SOFR + 7.06%), 11.633%, 8/25/28	132,003	137,961
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M2, (US 30 Day Average SOFR + 6.86%), 11.433%, 8/25/28	190,719	200,192
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, (US 30 Day Average SOFR + 6.11%), 10.683%, 9/25/28	102,507	105,572
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (US 30 Day Average SOFR + 6.01%), 10.583%, 10/25/28	29,281	30,569
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (US 30 Day Average SOFR + 5.81%), 10.383%, 4/25/28	383,683	398,078
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M2, (US 30 Day Average SOFR + 4.56%), 9.133%, 1/25/29	294,411	304,011
Connecticut Avenue Securities FRB Ser. 16-C07, Class 2M2, (US 30 Day Average SOFR + 4.46%), 9.033%, 5/25/29	258,130	268,466
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, (US 30 Day Average SOFR + 4.36%), 8.933%, 4/25/29	187,190	193,969
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1M2, (US 30 Day Average SOFR + 4.36%), 8.933%, 1/25/29	361,146	372,420
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2M2C, (US 30 Day Average SOFR + 3.76%), 8.333%, 9/25/29	47,000	48,841
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2, (US 30 Day Average SOFR + 3.66%), 8.233%, 7/25/29	253,863	261,417
Connecticut Avenue Securities Trust FRB Ser. 17-C06, Class 2M2C, (US 30 Day Average SOFR + 2.91%), 7.483%, 2/25/30	77,695	80,483
Connecticut Avenue Securities FRB Ser. 17-C06, Class 1M2B, (US 30 Day Average SOFR + 2.76%), 7.333%, 2/25/30	12,919	12,986
Connecticut Avenue Securities Trust FRB Ser. 18-C05, Class 1M2, (US 30 Day Average SOFR + 2.46%), 7.033%, 1/25/31	121,200	123,911
Connecticut Avenue Securities FRB Ser. 18-C02, Class 2M2, (US 30 Day Average SOFR + 2.31%), 6.883%, 8/25/30	9,114	9,302
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 22-R03, Class 1M2, (US 30 Day Average SOFR + 3.50%), 8.069%, 3/25/42	75,000	78,818
Connecticut Avenue Securities Trust FRB Ser. 22-R04, Class 1M2, (US 30 Day Average SOFR + 3.10%), 7.669%, 3/25/42	74,000	77,001
Connecticut Avenue Securities Trust FRB Ser. 22-R05, Class 2M2, (US 30 Day Average SOFR + 3.00%), 7.569%, 4/25/42	581,000	602,563
Connecticut Avenue Securities Trust FRB Ser. 22-R07, Class 1M1, (US 30 Day Average SOFR + 2.95%), 7.51%, 6/25/42	191,338	197,767
Connecticut Avenue Securities Trust FRB Ser. 22-R06, Class 1M1, (US 30 Day Average SOFR + 2.75%), 7.319%, 5/25/42	95,255	97,836
Connecticut Avenue Securities Trust FRB Ser. 22-R08, Class 1M1, (US 30 Day Average SOFR + 2.55%), 7.119%, 7/25/42	132,995	136,641
Connecticut Avenue Securities Trust FRB Ser. 22-R09, Class 2M1, (US 30 Day Average SOFR + 2.50%), 7.06%, 9/25/42	100,783	102,817
Connecticut Avenue Securities Trust FRB Ser. 23-R01, Class 1M1, (US 30 Day Average SOFR + 2.40%), 6.96%, 12/25/42	29,039	29,867
Connecticut Avenue Securities Trust FRB Ser. 23-R02, Class 1M1, (US 30 Day Average SOFR + 2.30%), 6.869%, 1/25/43	57,535	58,901
Connecticut Avenue Securities Trust FRB Ser. 19-HRP1, Class M2, (US 30 Day Average SOFR + 2.26%), 6.833%, 11/25/39	20,203	20,303
Connecticut Avenue Securities Trust FRB Ser. 22-R03, Class 1M1, (US 30 Day Average SOFR + 2.10%), 6.669%, 3/25/42	271,096	274,933
Connecticut Avenue Securities Trust FRB Ser. 22-R04, Class 1M1, (US 30 Day Average SOFR + 2.00%), 6.569%, 3/25/42	196,254	198,623
Connecticut Avenue Securities Trust FRB Ser. 23-R07, Class 2M1, (US 30 Day Average SOFR + 1.95%), 6.51%, 9/25/43	23,778	24,004
Connecticut Avenue Securities Trust FRB Ser. 22-R05, Class 2M1, (US 30 Day Average SOFR + 1.90%), 6.469%, 4/25/42	38,894	39,168
Connecticut Avenue Securities Trust FRB Ser. 22-R01, Class 1M2, (US 30 Day Average SOFR + 1.90%), 6.469%, 12/25/41	159,000	161,378
Connecticut Avenue Securities Trust FRB Ser. 23-R06, Class 1M1, (US 30 Day Average SOFR + 1.70%), 6.269%, 7/25/43	43,096	43,273
Connecticut Avenue Securities Trust FRB Ser. 21-R03, Class 1M2, (US 30 Day Average SOFR + 1.65%), 6.219%, 12/25/41	156,000	157,706
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M1, (US 30 Day Average SOFR + 1.10%), 5.769%, 1/25/42	141,759	141,822
Connecticut Avenue Securities Trust FRB Ser. 24-R06, Class 1A1, (US 30 Day Average SOFR + 1.15%), 5.719%, 9/25/44	196,340	197,112
Connecticut Avenue Securities Trust FRB Ser. 24-R03, Class 2M1, (US 30 Day Average SOFR + 1.15%), 5.71%, 3/25/44	30,568	30,583
Connecticut Avenue Securities Trust FRB Ser. 24-R04, Class 1M1, (US 30 Day Average SOFR + 1.10%), 5.669%, 5/25/44	63,722	63,771
Connecticut Avenue Securities Trust FRB Ser. 24-R06, Class 1M1, (US 30 Day Average SOFR + 1.05%), 5.619%, 9/25/44	53,712	53,786
Connecticut Avenue Securities Trust FRB Ser. 24-R05, Class 2M1, (US 30 Day Average SOFR + 1.00%), 5.569%, 7/25/44	10,224	10,232
Connecticut Avenue Securities Trust FRB Ser. 22-R01, Class 1M1, (US 30 Day Average SOFR + 1.00%), 5.569%, 12/25/41	68,953	68,919
Connecticut Avenue Securities FRB Ser. 21-R02, Class 2M1, (US 30 Day Average SOFR + 0.90%), 5.469%, 11/25/41	10,207	10,202
Connecticut Avenue Securities Trust FRB Ser. 21-R03, Class 1M1, (US 30 Day Average SOFR + 0.85%), 5.419%, 12/25/41	2,587	2,586
Home Partners of America Trust 144A Ser. 21-2, Class C, 2.402%, 12/17/26	241,101	227,058
JPMorgan Mortgage Trust 144A
FRB Ser. 23-HE2, Class A1, (US 30 Day Average SOFR + 1.70%), 6.305%, 3/20/54	133,161	134,393
FRB Ser. 24-VIS2, Class A1, 5.853%, 11/25/64	211,277	212,180
FRB Ser. 24-10, Class A11, (US 30 Day Average SOFR + 1.25%), 5.819%, 3/25/55	178,357	178,825
Long Beach Mortgage Loan Trust FRB Ser. 04-1, Class A2, (CME Term SOFR 1 Month + 0.91%), 5.253%, 2/25/34	251,740	249,427
MFRA Trust 144A Ser. 23-INV2, Class A1, 6.775%, 10/25/58	192,958	195,643
Mill City Mortgage Loan Trust 144A Ser. 23-NQM2, Class A1, 6.24%, 12/25/67	427,496	429,455
Morgan Stanley ABS Capital I, Inc. Trust FRB Ser. 04-HE6, Class M1, (CME Term SOFR 1 Month + 0.94%), 5.278%, 8/25/34	69,479	66,969
Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 4.687%, 8/26/47(WAC)	56,425	56,150
New Century Home Equity Loan Trust FRB Ser. 03-4, Class M1, (CME Term SOFR 1 Month + 1.24%), 5.578%, 10/25/33	74,517	73,879
OBX Trust 144A Ser. 23-NQM4, Class A1, stepped-coupon 6.113% (7.113%, 5/1/27), 3/25/63(STP)	362,561	364,557
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates FRB Ser. 04-WCW2, Class M3, (CME Term SOFR 1 Month + 1.16%), 5.503%, 10/25/34	137,026	134,836
PRET, LLC 144A Ser. 24-NPL1, Class A1, stepped-coupon 7.143% (10.142%, 1/25/27), 1/25/54(STP)	227,349	229,629
PRMI Securitization Trust 144A FRB Ser. 24-CMG1, Class A1, (US 30 Day Average SOFR + 1.45%), 6.133%, 7/25/54	390,917	391,279
PRPM Trust 144A Ser. 24-NQM2, Class A1, stepped-coupon 6.327% (7.292%, 7/1/28), 6/25/69(STP)	928,461	937,082
Residential Mortgage Loan Trust 144A Ser. 20-2, Class A2, 2.508%, 5/25/60(WAC)	182,251	180,087
Starwood Mortgage Residential Trust 144A
Ser. 20-2, Class M1E, 3.00%, 4/25/60	323,000	313,306
Ser. 20-3, Class A3, 2.591%, 4/25/65(WAC)	407,000	352,167
Structured Asset Mortgage Investments II Trust FRB Ser. 07-AR7, Class 1A1, (CME Term SOFR 1 Month + 0.96%), 5.303%, 5/25/47	502,547	394,964
Towd Point Mortgage Trust 144A Ser. 16-5, Class M2, 3.375%, 10/25/56(WAC)	177,000	164,279
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR9, Class A1C3, (CME Term SOFR 1 Month + 1.07%), 5.413%, 7/25/45	88,715	87,979
FRB Ser. 05-AR11, Class A1B3, (CME Term SOFR 1 Month + 0.91%), 5.253%, 8/25/45	123,275	121,223
FRB Ser. 07-HY2, Class 1A1, 4.297%, 12/25/36(WAC)	197,146	175,398

		18,218,758

Total mortgage-backed securities (cost $43,458,189)		$44,171,731

COLLATERALIZED LOAN OBLIGATIONS (0.6%)(a)
	Principal amount	Value
522 Funding CLO, Ltd. 144A FRB Ser. 21-7A, Class A, (CME Term SOFR 3 Month + 1.33%), 5.958%, 4/23/34 (Cayman Islands)	$250,000	$250,333
AB BSL CLO 3, Ltd. 144A FRB Ser. 21-3A, Class B, (CME Term SOFR 3 Month + 1.96%), 6.579%, 10/20/34 (Cayman Islands)	250,000	250,651
AGL Core CLO 31, Ltd. 144A FRB Ser. 24-31A, Class A, (CME Term SOFR 3 Month + 1.40%), 6.60%, 7/20/37 (Cayman Islands)	250,000	250,657
Allegro CLO XII, Ltd. 144A FRB Ser. 24-1A, Class A1R, (CME Term SOFR 3 Month + 1.44%), 6.724%, 7/21/37 (Cayman Islands)	260,000	260,586
Bain Capital Credit CLO, Ltd. 144A FRB Ser. 24-1A, Class A1, (CME Term SOFR 3 Month + 1.55%), 6.197%, 4/16/37 (Jersey)	250,000	252,205
Balboa Bay Loan Funding, Ltd. 144A FRB Ser. 21-1A, Class B, (CME Term SOFR 3 Month + 1.91%), 6.529%, 7/20/34	250,000	250,614
Birch Grove CLO 2, Ltd. 144A FRB Ser. 24-2A, Class A1R, (CME Term SOFR 3 Month + 1.40%), 6.017%, 10/19/37 (Cayman Islands)	350,000	352,426
Birch Grove CLO 8, Ltd. 144A FRB Ser. 24-8A, Class A1, (CME Term SOFR 3 Month + 1.63%), 6.247%, 4/20/37 (Jersey)	325,000	327,802
CBAM CLO Management, Ltd. 144A FRB Ser. 21-12A, Class AR, (CME Term SOFR 3 Month + 1.44%), 6.059%, 7/20/34 (Cayman Islands)	250,000	250,367
CBAM CLO Management, Ltd. 144A FRB Ser. 21-2A, Class AR, (CME Term SOFR 3 Month + 1.45%), 6.099%, 7/17/34 (Cayman Islands)	246,000	246,354
CIFC Funding II, Ltd. 144A FRB Ser. 24-2RA, Class AR, (CME Term SOFR 3 Month + 1.36%), 5.995%, 10/24/37 (Cayman Islands)	300,000	300,136
CIFC Funding, Ltd. 144A FRB Ser. 21-1A, Class BRR, (CME Term SOFR 3 Month + 1.96%), 7.244%, 10/21/31	400,000	400,000
CIFC Funding, Ltd. 144A FRB Ser. 24-4A, Class AR, (CME Term SOFR 3 Month + 1.36%), 6.533%, 7/23/37 (Cayman Islands)	350,000	350,808
Crown Point CLO 10, Ltd. 144A FRB Ser. 21-10A, Class A, (CME Term SOFR 3 Month + 1.43%), 6.049%, 7/20/34 (Cayman Islands)	250,000	250,367
Danby Park CLO, Ltd. 144A FRB Ser. 24-1A, Class AR, (CME Term SOFR 3 Month + 1.36%), 5.977%, 10/21/37 (Jersey)	460,000	460,211
Diameter Capital CLO, Ltd. 144A FRB Ser. 24-7A, Class A1A, (CME Term SOFR 3 Month + 1.48%), 6.806%, 7/20/37 (Cayman Islands)	300,000	301,911
Elevation CLO, Ltd. 144A FRB Ser. 21-13A, Class A1, (CME Term SOFR 3 Month + 1.45%), 6.108%, 7/15/34 (Cayman Islands)	250,000	250,356
Ellington CLO III, Ltd. 144A FRB Ser. 18-3A, Class B, (CME Term SOFR 3 Month + 2.26%), 6.879%, 7/20/30	250,000	250,574
Elmwood CLO 27, Ltd. 144A FRB Ser. 24-3A, Class A, (CME Term SOFR 3 Month + 1.52%), 6.152%, 4/18/37	300,000	302,244
Elmwood CLO 33, Ltd. 144A FRB Ser. 24-9RA, Class AR, (CME Term SOFR 3 Month + 1.38%), 6.503%, 10/21/37 (Cayman Islands)	250,000	251,804
Elmwood CLO I, Ltd. 144A FRB Ser. 24-1A, Class A1RR, (CME Term SOFR 3 Month + 1.52%), 6.137%, 4/20/37 (Cayman Islands)	300,000	302,162
Elmwood CLO III, Ltd. 144A FRB Ser. 24-3A, Class A1RR, (CME Term SOFR 3 Month + 1.38%), 6.012%, 7/18/37 (Cayman Islands)	350,000	352,003
Elmwood CLO IV, Ltd. 144A FRB Ser. 24-1A, Class AR, (CME Term SOFR 3 Month + 1.46%), 6.092%, 4/18/37 (Cayman Islands)	250,000	250,638
HalseyPoint CLO 4, Ltd. 144A FRB Ser. 21-4A, Class A, (CME Term SOFR 3 Month + 1.48%), 6.099%, 4/20/34 (Cayman Islands)	250,000	250,369
Hayfin US XIV, Ltd. 144A FRB Ser. 21-14A, Class A1, (CME Term SOFR 3 Month + 1.49%), 6.109%, 7/20/34 (Cayman Islands)	200,000	200,312
ICG US CLO, Ltd. 144A FRB Ser. 21-1A, Class ARR, (CME Term SOFR 3 Month + 1.43%), 6.049%, 7/28/34	500,000	500,762
Jamestown CLO IX, Ltd. 144A FRB Ser. 21-9A, Class A1RR, (CME Term SOFR 3 Month + 1.50%), 6.127%, 7/25/34 (Cayman Islands)	250,000	250,399
Jamestown CLO IX, Ltd. 144A FRB Ser. 21-9A, Class A2RR, (CME Term SOFR 3 Month + 2.11%), 6.737%, 7/25/34 (Cayman Islands)	286,000	286,033
KKR CLO 54, Ltd. 144A FRB Ser. 24-54A, Class A, (CME Term SOFR 3 Month + 1.32%), 5.641%, 1/15/38 (Cayman Islands)	337,000	337,686
KKR Financial CLO 52, Ltd. 144A FRB Ser. 23-52A, Class A2, (CME Term SOFR 3 Month + 2.25%), 6.897%, 7/16/36 (Cayman Islands)	250,000	251,381
Madison Park Funding XXX, Ltd. 144A FRB Ser. 24-30A, Class A1R, (CME Term SOFR 3 Month + 1.36%), 6.007%, 7/16/37	260,000	261,040
Magnetite XL, Ltd. 144A FRB Ser. 24-40A, Class A1, (CME Term SOFR 3 Month + 1.45%), 6.782%, 7/15/37 (Cayman Islands)	495,000	498,546
Magnetite XXXVII, Ltd. 144A FRB Ser. 23-37A, Class A, (CME Term SOFR 3 Month + 1.65%), 6.267%, 10/20/36 (Cayman Islands)	250,000	251,553
Nassau, Ltd. 144A FRB Ser. 21-1A, Class A1, (CME Term SOFR 3 Month + 1.51%), 6.168%, 8/26/34 (Cayman Islands)	250,000	250,384
Nassau, Ltd. 144A FRB Ser. 21-1A, Class A1R, (CME Term SOFR 3 Month + 1.55%), 6.208%, 1/15/35 (Cayman Islands)	250,000	250,449
Neuberger Berman CLO XVII, Ltd. 144A FRB Ser. 24-17A, Class AR3, (CME Term SOFR 3 Month + 1.40%), 6.032%, 7/22/38 (Cayman Islands)	350,000	352,291
Oaktree CLO, Ltd. 144A FRB Ser. 24-1A, Class A1R, (CME Term SOFR 3 Month + 1.35%), 5.848%, 1/15/38 (Cayman Islands)	250,000	250,424
OHA Loan Funding, Ltd. 144A FRB Ser. 24-1A, Class A1R2, (CME Term SOFR 3 Month + 1.46%), 6.077%, 7/20/37 (Cayman Islands)	363,000	365,745
Palmer Square CLO, Ltd. 144A FRB Ser. 21-3A, Class B, (CME Term SOFR 3 Month + 1.91%), 6.568%, 1/15/35 (Cayman Islands)	300,000	300,719
Park Avenue Institutional Advisers CLO, Ltd. 144A FRB Ser. 21-1A, Class A1A, (CME Term SOFR 3 Month + 1.65%), 6.269%, 1/20/34 (Cayman Islands)	250,000	250,519
Rockland Park CLO, Ltd. 144A FRB Ser. 21-1A, Class B, (CME Term SOFR 3 Month + 1.91%), 6.529%, 4/20/34 (Cayman Islands)	300,000	300,736
RR 29, Ltd. 144A FRB Ser. 24-29RA, Class A1R, (CME Term SOFR 3 Month + 1.39%), 6.046%, 7/15/39 (Cayman Islands)	250,000	250,675
Shackleton XIV CLO, Ltd. 144A FRB Ser. 21-14A, Class BR, (CME Term SOFR 3 Month + 2.06%), 6.679%, 7/20/34 (Cayman Islands)	250,000	250,689
Sound Point CLO XXVI, Ltd. 144A FRB Ser. 21-1A, Class AR, (CME Term SOFR 3 Month + 1.43%), 6.049%, 7/20/34 (Cayman Islands)	322,000	322,690
Sound Point CLO XXXII, Ltd. 144A FRB Ser. 21-4A, Class A, (CME Term SOFR 3 Month + 1.41%), 6.037%, 10/25/34 (Cayman Islands)	300,000	300,449
TCW CLO, Ltd. 144A FRB Ser. 21-2A, Class AS, (CME Term SOFR 3 Month + 1.44%), 6.067%, 7/25/34 (Cayman Islands)	200,000	200,299
TICP CLO XII, Ltd. 144A FRB Ser. 21-12A, Class BR, (CME Term SOFR 3 Month + 1.91%), 6.568%, 7/15/34 (Cayman Islands)	300,000	300,719
Trestles CLO IV, Ltd. 144A FRB Ser. 21-4A, Class A, (CME Term SOFR 3 Month + 1.43%), 6.049%, 7/21/34 (Cayman Islands)	350,000	350,546
Trinitas CLO XVIII, Ltd. 144A FRB Ser. 21-18A, Class A1, (CME Term SOFR 3 Month + 1.43%), 6.049%, 1/20/35 (Cayman Islands)	250,000	250,459
Venture XIX CLO, Ltd. 144A FRB Ser. 18-19A, Class ARR, (CME Term SOFR 3 Month + 1.52%), 6.178%, 1/15/32 (Cayman Islands)	229,391	229,881
Venture XV CLO, Ltd. 144A FRB Ser. 21-15A, Class AR3, (CME Term SOFR 3 Month + 1.44%), 6.098%, 7/15/32 (Cayman Islands)	200,000	200,410
Warwick Capital CLO 3, Ltd. 144A FRB Ser. 24-3A, Class A1, (CME Term SOFR 3 Month + 1.65%), 6.267%, 4/20/37 (Jersey)	250,000	251,952
Wind River CLO, Ltd. 144A FRB Ser. 21-4A, Class A, (CME Term SOFR 3 Month + 1.43%), 6.049%, 1/20/35 (Cayman Islands)	250,000	250,459
Wise CLO, Ltd. 144A FRB Ser. 23-2A, Class A, (CME Term SOFR 3 Month + 1.80%), 6.456%, 1/15/37 (Jersey)	350,000	352,106
Wise CLO, Ltd. 144A FRB Ser. 24-2A, Class A, (CME Term SOFR 3 Month + 1.46%), 6.76%, 7/15/37 (Cayman Islands)	350,000	350,892
Zais CLO 16, Ltd. 144A FRB Ser. 21-16A, Class A1R, (CME Term SOFR 3 Month + 1.68%), 6.299%, 10/20/34	250,000	250,519

Total collateralized loan obligations (cost $16,140,932)		$16,237,302

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.3%)(a)
		Principal amount	Value
Benin (Republic of) sr. unsec. bonds Ser. REGS, 4.95%, 1/22/35 (Benin)	EUR	300,000	$263,680
Brazil (Federal Republic of) sr. unsec. unsub. bonds 5.00%, 1/27/45 (Brazil)		$400,000	295,252
Brazil (Federal Republic of) sr. unsec. unsub. notes 3.875%, 6/12/30 (Brazil)		427,000	376,247
Bulgaria (Republic of) sr. unsec. bonds Ser. 30Y, 1.375%, 9/23/50 (Bulgaria)	EUR	168,000	106,818
Chile (Republic of) sr. unsec. unsub. bonds 4.85%, 1/22/29 (Chile)		$680,000	674,076
Colombia (Republic of) sr. unsec. unsub. notes 7.50%, 2/2/34 (Colombia)		370,000	365,005
Colombia (Republic of) sr. unsec. unsub. notes 3.125%, 4/15/31 (Colombia)		370,000	294,890
Cote d'lvoire (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.125%, 6/15/33 (Cote d'lvoire)		225,000	200,988
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%, 1/29/26 (Dominican Republic)		605,000	610,748
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.95%, 1/25/27 (Dominican Republic)		271,000	269,916
Guatemala (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.60%, 6/13/36 (Guatemala)		330,000	327,030
Guatemala (Republic of) 144A sr. unsec. notes 7.05%, 10/4/32 (Guatemala)		230,000	238,424
Indonesia (Republic of) sr. unsec. unsub. bonds Ser. REGS, 4.35%, 1/8/27 (Indonesia)		560,000	553,759
Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%, 1/8/27 (Indonesia)		690,000	682,310
Kazakhstan (Republic of) sr. unsec. unsub. bonds Ser. REGS, 4.875%, 10/14/44 (Kazakhstan)		540,000	491,813
Panama (Republic of) sr. unsec. unsub. bonds 7.50%, 3/1/31 (Panama)		340,000	345,302
Paraguay (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.70%, 3/27/27 (Paraguay)		230,000	226,205
Paraguay (Republic of) 144A sr. unsec. bonds 3.849%, 6/28/33 (Paraguay)		200,000	173,450
Poland (Republic of) company guaranty sr. unsec. unsub. notes Ser. REGS, 5.375%, 5/22/33 (Poland)		200,000	195,460
Romania (Government of) sr. unsec. bonds Ser. REGS, 5.625%, 2/22/36 (Romania)	EUR	210,000	209,123
Romania (Government of) 144A unsec. notes 3.00%, 2/27/27 (Romania)		$350,000	330,093
South Africa (Republic of) sr. unsec. unsub. notes 4.85%, 9/27/27 (South Africa)		360,000	351,041
United Mexican States sr. unsec. unsub. bonds 3.50%, 2/12/34 (Mexico)		420,000	335,166
United Mexican States sr. unsec. unsub. bonds 2.659%, 5/24/31 (Mexico)		560,000	455,750
Uruguay (Oriental Republic of) sr. unsec. unsub. bonds 7.875%, 1/15/33 (Uruguay)		375,000	436,412
Uruguay (Oriental Republic of) sr. unsec. unsub. bonds 7.625%, 3/21/36 (Uruguay)		90,000	105,342

Total foreign government and agency bonds and notes (cost $9,208,158)			$8,914,300

SENIOR LOANS (0.3%)(a)(c)
	Principal amount	Value
Basic materials (0.2%)
Axalta Coating Systems US Holdings, Inc. bank term loan FRN Ser. B6, (CME Term SOFR 1 Month + 1.75%), 6.079%, 12/20/29	$34,042	$34,177
CP Atlas Buyer, Inc. bank term loan FRN Ser. B1, (CME Term SOFR 1 Month + 3.75%), 8.207%, 11/23/27	258,665	252,712
Herens US Holdco Corp. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.93%), 8.354%, 4/30/28	118,804	116,793
Hexion Holdings Corp. bank term loan FRN Class B, (CME Term SOFR 1 Month + 7.44%), 11.895%, 3/15/30	222,353	211,977
Klockner-Pentaplast of America, Inc. bank term loan FRN (CME Term SOFR 6 Month + 4.73%), 9.723%, 2/4/26	183,959	168,782
LSF11 A5 HoldCo, LLC bank term loan FRN (CME Term SOFR 1 Month + 3.50%), 7.972%, 10/16/28	54,170	54,571
Nouryon USA, LLC bank term loan FRN Class B, (CME Term SOFR 3 Month + 3.25%), 7.657%, 4/3/28	308,364	311,159
Nouryon USA, LLC bank term loan FRN Class B2, (CME Term SOFR 3 Month + 2.25%), 10.25%, 4/3/28	113,852	115,299
Treasure Holdco, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.25%), 8.764%, 10/10/31	290,000	291,027
Vibrantz Technologies, Inc. bank term loan FRN (CME Term SOFR 3 Month + 4.25%), 9.058%, 4/21/29	287,920	284,401
W.R. Grace Holdings, LLC bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.25%), 7.579%, 9/22/28	59,388	59,967

		1,900,865
Capital goods (—%)
DexKo Global, Inc. bank term loan FRN (CME Term SOFR 3 Month + 3.75%), 8.34%, 10/4/28	109,437	103,734
Madison IAQ, LLC bank term loan FRN (CME Term SOFR 1 Month + 2.75%), 7.889%, 6/15/28	87,920	88,346
TK Elevator US Newco, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.50%), 8.588%, 4/15/30	278,885	281,257
Vertiv Group Corp. bank term loan FRN Class B2, (CME Term SOFR 1 Month + 1.75%), 6.194%, 3/2/27	382,065	383,020

		856,357
Communication services (—%)
Connect Finco SARL bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.50%), 8.857%, 9/13/29	168,725	148,619
DIRECTV Financing, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 5.25%), 10.097%, 8/2/29	180,693	177,771
Zegona Finance, LLC bank term loan FRN (CME Term SOFR 1 Month + 4.25%), 9.401%, 7/16/29	169,575	171,059

		497,449
Consumer cyclicals (0.1%)
Clear Channel Outdoor Holdings, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.00%), 8.472%, 8/21/28	89,412	90,120
EMRLD Borrower LP bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.50%), 6.845%, 6/18/31	49,875	50,135
Fertitta Entertainment, LLC/NV bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.50%), 7.857%, 1/27/29	277,707	279,082
Foundation Building Materials, Inc. bank term loan FRN Ser. B2, (CME Term SOFR 1 Month + 4.00%), 8.329%, 1/27/31	293,521	289,670
LBM Acquisition, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 8.297%, 5/30/31	129,018	128,131
Mattress Firm, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 4.25%), 8.924%, 9/21/28	215,378	215,558
PetSmart, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 8.207%, 1/29/28	169,842	169,488
Scientific Games Holdings LP bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.00%), 7.59%, 4/4/29	139,296	139,801
White Cap Buyer, LLC bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.25%), 7.607%, 10/19/29	228,403	229,126

		1,591,111
Consumer staples (—%)
Ascend Learning, LLC bank term loan FRN (CME Term SOFR 1 Month + 5.75%), 10.207%, 11/18/29	160,000	159,100
IRB Holding Corp. bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.50%), 6.857%, 3/10/28	191,029	191,454
Verde Purchaser, LLC bank term loan FRN (CME Term SOFR 1 Month + 4.50%), 9.104%, 12/2/30	90,531	90,927
VM Consolidated, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.25%), 6.595%, 3/27/28	229,956	231,214

		672,695
Health care (—%)
Bausch + Lomb Corp. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 7.689%, 5/5/27	257,587	258,887
Endo Finance Holdings, Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.00%), 8.357%, 4/23/31	315,210	317,889
Medline Borrower LP bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.25%), 6.607%, 10/23/28	153,299	154,014

		730,790
Technology (—%)
Cloud Software Group, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.50%), 7.829%, 3/29/29	51,350	51,566
Fortress Intermediate 3, Inc. bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.50%), 7.857%, 5/8/31	194,513	195,364
Idera, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.50%), 8.071%, 3/2/28	223,875	220,293
Rocket Software, Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.25%), 8.607%, 10/5/28	220,884	222,804
UKG, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 7.325%, 1/31/31	34,825	35,114

		725,141
Transportation (—%)
American Airlines, Inc. bank term loan FRN (CME Term SOFR 3 Month + 4.75%), 9.629%, 4/20/28	298,667	307,117
United Airlines, Inc. bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.00%), 6.635%, 2/24/31	195,732	196,624

		503,741

Total senior loans (cost $7,448,396)		$7,478,149

INVESTMENT COMPANIES (0.2%)(a)
	Shares	Value
iShares Core MSCI Emerging Markets ETF	91,148	$4,759,749
Xtrackers Harvest CSI 300 China ETF Class A	69,918	1,850,729

Total investment companies (cost $6,755,112)		$6,610,478

ASSET-BACKED SECURITIES (0.1%)(a)
	Principal amount	Value
Station Place Securitization Trust 144A
FRB Ser. 24-2, Class A, (CME Term SOFR 1 Month + 0.90%), 5.643%, 6/22/25	$660,000	$660,452
FRB Ser. 24-10, Class A, (CME Term SOFR 1 Month + 0.90%), 5.237%, 10/27/25	650,000	653,456
FRB Ser. 24-5, Class A, (CME Term SOFR 1 Month + 0.90%), 5.237%, 8/4/25	660,000	660,539

Total asset-backed securities (cost $1,970,000)		$1,974,447

CONVERTIBLE PREFERRED STOCKS (—%)(a)
	Shares	Value
Apollo Global Management, Inc. $3.38 cv. pfd.	3,561	$309,487
Boeing Co. (The) $3.00 cv. pfd.(NON)	8,986	547,158
Hewlett Packard Enterprise Co. $3.81 cv. pfd.(NON)	4,584	287,463
PG&E Corp. $3.00 cv. pfd.(NON)	3,522	175,360

Total convertible preferred stocks (cost $1,032,650)		$1,319,468

CONVERTIBLE BONDS AND NOTES (—%)(a)
	Principal amount	Value
Anywhere Real Estate Group, LLC/Anywhere Co-Issuer Corp. company guaranty cv. sr. unsec. notes 0.25%, 6/15/26	$230,000	$204,413
Chefs' Warehouse, Inc. (The) cv. sr. unsec. unsub. notes 2.375%, 12/15/28	155,000	199,718
Guidewire Software, Inc. 144A cv. sr. unsec. notes 1.25%, 11/1/29	288,000	282,384
Nabors Industries, Inc. company guaranty cv. sr. unsec. unsub. notes 1.75%, 6/15/29	130,000	94,653
Uber Technologies, Inc. cv. sr. unsec. notes Ser. 2028, 0.875%, 12/1/28	200,000	221,000
Wrangler Holdco Corp. 144A company guaranty cv. sr. notes unsec. sub. 6.625%, 4/1/32	120,000	122,282

Total convertible bonds and notes (cost $1,143,941)		$1,124,450

PURCHASED OPTIONS OUTSTANDING (—%)(a)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value
JPMorgan Chase Bank N.A.
SPDR S&P 500 ETF Trust (Call)	Jun-25/$665.00	$52,628,812	$89,798	$164,174

Total purchased options outstanding (cost $371,764)				$164,174

SHORT-TERM INVESTMENTS (6.5%)(a)
		Principal amount/ shares	Value
Putnam Short Term Investment Fund Class P 4.56%(AFF)	Shares	163,195,473	$163,195,473
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.43%(P)	Shares	650,000	650,000
U.S. Treasury Bills 4.565%, 1/9/25(SEG)(SEGSF)(SEGTBA)		$2,900,000	2,897,629
U.S. Treasury Bills 4.629%, 1/16/25(SEG)(SEGSF)(SEGTBA)		6,400,000	6,389,471

Total short-term investments (cost $173,130,551)			$173,132,573
TOTAL INVESTMENTS

Total investments (cost $1,979,531,979)			$2,748,584,253

	FORWARD CURRENCY CONTRACTS at 12/31/24 (aggregate face value $153,516,788) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Buy	1/22/25	$170,586	$189,895	$(19,309)
		British Pound	Sell	3/19/25	3,714,892	3,763,661	48,769
		Canadian Dollar	Sell	1/22/25	1,806,229	1,929,872	123,643
		Hong Kong Dollar	Sell	2/19/25	1,396,319	1,394,836	(1,483)
		Japanese Yen	Buy	2/19/25	1,485,663	1,553,335	(67,672)
		Mexican Peso	Buy	1/22/25	78,528	83,196	(4,668)
		Swedish Krona	Buy	3/19/25	98,898	100,867	(1,969)
	Barclays Bank PLC
		Australian Dollar	Buy	1/22/25	169,533	165,947	3,586
		British Pound	Buy	3/19/25	2,016,033	2,055,027	(38,994)
		Euro	Sell	3/19/25	2,751,953	2,792,211	40,258
		Hong Kong Dollar	Sell	2/19/25	486,494	486,755	261
		Japanese Yen	Buy	2/19/25	808,979	853,476	(44,497)
		Mexican Peso	Buy	1/22/25	170,803	181,027	(10,224)
		New Zealand Dollar	Sell	1/22/25	211,510	237,467	25,957
		Singapore Dollar	Sell	2/19/25	185,691	193,080	7,389
		Swedish Krona	Buy	3/19/25	940,857	959,974	(19,117)
		Swiss Franc	Buy	3/19/25	90,863	93,888	(3,025)
	Citibank, N.A.
		British Pound	Sell	3/19/25	6,022,827	6,103,420	80,593
		Euro	Sell	3/19/25	208,899	210,350	1,451
		Hong Kong Dollar	Sell	2/19/25	200,709	200,789	80
		Israeli Shekel	Buy	1/22/25	33,325	31,992	1,333
	Goldman Sachs International
		Brazilian Real	Buy	1/3/25	3,996,520	4,248,821	(252,301)
		Brazilian Real	Sell	1/3/25	3,996,520	4,006,020	9,500
		Brazilian Real	Buy	4/2/25	3,937,655	3,942,373	(4,718)
		Euro	Sell	3/19/25	150,282	152,314	2,032
		Mexican Peso	Buy	1/22/25	513,029	543,838	(30,809)
		New Taiwan Dollar	Sell	2/19/25	6,392,875	6,485,377	92,502
		Polish Zloty	Buy	3/19/25	241,457	246,701	(5,244)
		South African Rand	Buy	1/22/25	85,343	91,369	(6,026)
		Swiss Franc	Buy	3/19/25	5,474,012	5,656,287	(182,275)
	HSBC Bank USA, National Association
		British Pound	Sell	3/19/25	811,018	821,902	10,884
		Chinese Yuan (Offshore)	Buy	2/19/25	4,995,429	5,194,298	(198,869)
		Euro	Sell	3/19/25	1,669,526	1,690,656	21,130
		Hong Kong Dollar	Buy	2/19/25	7,879,683	7,874,029	5,654
		Japanese Yen	Sell	2/19/25	28,137	24,467	(3,670)
		Mexican Peso	Sell	1/22/25	169,082	173,676	4,594
		Singapore Dollar	Buy	2/19/25	62,508	63,690	(1,182)
		Swiss Franc	Buy	3/19/25	925,517	956,426	(30,909)
	JPMorgan Chase Bank N.A.
		British Pound	Sell	3/19/25	1,013,210	1,026,655	13,445
		Danish Krone	Buy	3/19/25	1,329,047	1,358,243	(29,196)
		Euro	Sell	3/19/25	505,930	512,774	6,844
		Norwegian Krone	Sell	3/19/25	972,768	1,004,950	32,182
		South Korean Won	Sell	2/19/25	828,164	886,641	58,477
		Swedish Krona	Buy	3/19/25	2,819,948	2,877,499	(57,551)
		Swiss Franc	Buy	3/19/25	129,853	134,199	(4,346)
	Morgan Stanley & Co. International PLC
		Australian Dollar	Buy	1/22/25	6,342,681	7,048,834	(706,153)
		British Pound	Sell	3/19/25	2,929,148	2,978,797	49,649
		Canadian Dollar	Sell	1/22/25	964,204	1,030,306	66,102
		Euro	Sell	3/19/25	347,541	354,691	7,150
		Hong Kong Dollar	Sell	2/19/25	7,223,269	7,225,088	1,819
		Israeli Shekel	Buy	1/22/25	15,300	15,007	293
		Polish Zloty	Buy	3/19/25	66,201	67,629	(1,428)
		South African Rand	Buy	1/22/25	212,294	227,227	(14,933)
		Swedish Krona	Buy	3/19/25	2,289,783	2,336,082	(46,299)
		Swiss Franc	Buy	3/19/25	1,861,142	1,923,311	(62,169)
	NatWest Markets PLC
		Australian Dollar	Buy	1/22/25	407,895	450,778	(42,883)
		British Pound	Sell	3/19/25	90,962	92,152	1,190
		Canadian Dollar	Sell	1/22/25	5,998,322	6,408,929	410,607
		Danish Krone	Sell	3/19/25	1,168,290	1,181,454	13,164
		Euro	Sell	3/19/25	415,823	423,050	7,227
		Japanese Yen	Buy	2/19/25	96,962	101,424	(4,462)
		New Zealand Dollar	Buy	1/22/25	560	561	(1)
		Swedish Krona	Buy	3/19/25	2,300,583	2,325,109	(24,526)
	State Street Bank and Trust Co.
		Australian Dollar	Buy	1/22/25	5,328,327	5,931,876	(603,549)
		British Pound	Sell	3/19/25	1,883,283	1,908,659	25,376
		Canadian Dollar	Buy	1/22/25	267,192	274,649	(7,457)
		Chinese Yuan (Offshore)	Buy	2/19/25	2,463,009	2,560,470	(97,461)
		Danish Krone	Buy	3/19/25	199,618	203,942	(4,324)
		Euro	Sell	3/19/25	3,585,262	3,633,665	48,403
		Hong Kong Dollar	Buy	2/19/25	165,695	165,724	(29)
		Japanese Yen	Sell	2/19/25	56,640	45,942	(10,698)
		Mexican Peso	Sell	1/22/25	4,522	1,838	(2,684)
		New Taiwan Dollar	Buy	2/19/25	4,883,246	5,054,585	(171,339)
		Polish Zloty	Buy	3/19/25	135,758	138,654	(2,896)
		Singapore Dollar	Buy	2/19/25	2,837,375	2,904,423	(67,048)
		South African Rand	Sell	1/22/25	390,449	417,050	26,601
		Swedish Krona	Buy	3/19/25	490,849	500,785	(9,936)
		Swiss Franc	Buy	3/19/25	2,019,653	2,088,089	(68,436)
	Toronto-Dominion Bank
		Australian Dollar	Buy	1/22/25	3,446,129	3,590,578	(144,449)
		Japanese Yen	Buy	2/19/25	3,397,177	3,552,096	(154,919)
	UBS AG
		Australian Dollar	Buy	1/22/25	584,485	650,711	(66,226)
		British Pound	Sell	3/19/25	804,512	815,022	10,510
		Canadian Dollar	Sell	1/22/25	555,757	585,208	29,451
		Euro	Sell	3/19/25	477,557	484,118	6,561
		Israeli Shekel	Buy	1/22/25	568,453	552,090	16,363
		Japanese Yen	Buy	2/19/25	6,218,258	6,573,643	(355,385)
		Mexican Peso	Buy	1/22/25	719,308	762,386	(43,078)
		Singapore Dollar	Buy	2/19/25	6,383	6,391	(8)
		South African Rand	Buy	1/22/25	300,552	321,657	(21,105)
		Swiss Franc	Buy	3/19/25	1,986,218	2,047,838	(61,620)

	Unrealized appreciation						1,311,030

	Unrealized (depreciation)						(3,813,555)

	Total						$(2,502,525)
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 12/31/24 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
MSCI EAFE Index (Long)	160	$18,094,464	$18,140,000	Mar-25	$(518,606)
Russell 2000 Index E-Mini (Long)	7	780,555	787,430	Mar-25	(2,221)
S&P 500 Index E-Mini (Long)	116	34,113,454	34,427,350	Mar-25	(1,272,207)
S&P 500 Index E-Mini (Short)	62	18,233,053	18,400,825	Mar-25	625,023
U.S. Treasury Bond 30 yr (Long)	188	21,402,625	21,402,625	Mar-25	(786,754)
U.S. Treasury Bond Ultra 30 yr (Long)	164	19,500,625	19,500,625	Mar-25	(1,041,110)
U.S. Treasury Bond Ultra 30 yr (Short)	6	713,438	713,438	Mar-25	40,731
U.S. Treasury Note 2 yr (Long)	281	57,776,235	57,776,235	Mar-25	(65,436)
U.S. Treasury Note 5 yr (Long)	446	47,411,891	47,411,891	Mar-25	(409,818)
U.S. Treasury Note 5 yr (Short)	23	2,445,008	2,445,008	Mar-25	20,324
U.S. Treasury Note 10 yr (Long)	285	30,993,750	30,993,750	Mar-25	(517,039)
U.S. Treasury Note Ultra 10 yr (Long)	6	667,875	667,875	Mar-25	(15,760)

Unrealized appreciation					686,078

Unrealized (depreciation)					(4,628,951)

Total					$(3,942,873)

WRITTEN OPTIONS OUTSTANDING at 12/31/24 (premiums $250,536) (Unaudited)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value
JPMorgan Chase Bank N.A.
SPDR S&P 500 ETF Trust (Call)	Jun-25/$675.00	$52,628,812	$89,798	$99,831

Total				$99,831

TBA SALE COMMITMENTS OUTSTANDING at 12/31/24 (proceeds receivable $15,326,641) (Unaudited)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage-Backed Securities, 5.50%, 1/1/55	$7,000,000	1/14/25	$6,908,334
Uniform Mortgage-Backed Securities, 4.50%, 1/1/55	4,000,000	1/14/25	3,762,514
Uniform Mortgage-Backed Securities, 4.00%, 1/1/55	2,000,000	1/14/25	1,829,069
Uniform Mortgage-Backed Securities, 3.00%, 1/1/55	3,000,000	1/14/25	2,548,359

Total			$15,048,276

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/24 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$56,026,000	$205,279	(E)	$(136,927)	3/19/27	3.85% — Annually	US SOFR — Annually	$68,352
		34,745,000	127,306	(E)	84,527	3/19/27	US SOFR — Annually	3.85% — Annually	(42,778)
		36,164,000	448,289	(E)	(231,486)	3/19/30	3.75% — Annually	US SOFR — Annually	216,803
		6,068,000	155,596	(E)	(73,682)	3/19/35	3.75% — Annually	US SOFR — Annually	81,914
		25,910,000	664,384	(E)	313,474	3/19/35	US SOFR — Annually	3.75% — Annually	(350,910)
		333,000	21,279	(E)	(11,977)	3/19/55	3.55% — Annually	US SOFR — Annually	9,301
		10,040,000	641,556	(E)	360,100	3/19/55	US SOFR — Annually	3.55% — Annually	(281,456)

	Total				$304,029				$(298,774)
(E)	Extended effective date.

	OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/24 (Unaudited)
	Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
	Barclays Bank PLC
	$82,729,671	$78,952,804	$—	12/11/25	(US SOFR plus 0.40%) — Monthly	A basket (BCPUDEAL) of common stocks — Monthly*	$(3,908,930)
	82,697,065	78,553,451	—	12/11/25	US SOFR plus 0.25% — Monthly	A basket (BCPUDEAS) of common stocks — Monthly*	4,291,943
	Goldman Sachs International
	99,049,146	96,779,003	—	12/15/25	(US SOFR plus 0.40%) — Monthly	A basket (GSGLPWDL) of common stocks — Monthly*	(2,387,407)
	91,598,165	89,402,159	—	12/15/25	US SOFR minus 0.25% — Monthly	A basket (GSGLPWDS) of common stocks — Monthly*	2,279,578

	Upfront premium received		—	Unrealized appreciation			6,571,521

	Upfront premium (paid)		—	Unrealized (depreciation)			(6,296,337)

		Total	$—			Total	$275,184
*	The 50 largest components, and any individual component greater than 1% of basket value, are shown below.

A BASKET (BCPUDEAL) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Cheniere Energy, Inc.	Energy	4,468	$960,077	1.22%
Unum Group	Financials	13,054	953,364	1.21%
Pegasystems, Inc.	Technology	10,116	942,788	1.19%
Vistra Corp.	Utilities and power	6,719	926,374	1.17%
Equitable Holdings, Inc.	Financials	19,600	924,518	1.17%
General Motors Co.	Consumer cyclicals	17,283	920,645	1.17%
DoorDash, Inc. Class A	Consumer staples	5,468	917,288	1.16%
Booking Holdings, Inc.	Consumer cyclicals	183	910,820	1.15%
Allison Transmission Holdings, Inc.	Capital goods	8,345	901,727	1.14%
DocuSign, Inc.	Technology	9,921	892,261	1.13%
Vornado Realty Trust	Financials	21,197	891,117	1.13%
O'Reilly Automotive, Inc.	Consumer cyclicals	739	876,063	1.11%
NRG Energy, Inc.	Utilities and power	9,674	872,821	1.11%
Valero Energy Corp.	Energy	7,111	871,738	1.10%
Wintrust Financial Corp.	Financials	6,965	868,661	1.10%
Natera, Inc.	Health care	5,403	855,276	1.08%
Freeport-McMoRan, Inc.	Basic materials	22,005	837,948	1.06%
Tapestry, Inc.	Consumer cyclicals	12,774	834,494	1.06%
Johnson Controls International PLC	Capital goods	10,541	832,033	1.05%
Manhattan Associates, Inc.	Technology	2,974	803,711	1.02%
MGIC Investment Corp.	Financials	33,631	797,380	1.01%
Ventas, Inc.	Health care	13,298	783,091	0.99%
Qualcomm, Inc.	Technology	5,095	782,732	0.99%
Pure Storage, Inc. Class A	Technology	12,729	781,923	0.99%
Synchrony Financial	Financials	12,028	781,848	0.99%
Procore Technologies, Inc.	Technology	10,368	776,839	0.98%
Cadence Design Systems, Inc.	Technology	2,546	764,986	0.97%
Southwest Airlines Co.	Transportation	22,580	759,142	0.96%
Constellation Energy Corp.	Utilities and power	3,356	750,694	0.95%
Arista Networks, Inc.	Technology	6,667	736,931	0.93%
Louisiana-Pacific Corp.	Basic materials	7,091	734,226	0.93%
Fair Isaac Corp.	Technology	363	722,130	0.91%
American International Group, Inc.	Financials	9,899	720,675	0.91%
Autonation, Inc.	Consumer cyclicals	4,202	713,709	0.90%
Toll Brothers, Inc.	Consumer cyclicals	5,547	698,628	0.88%
Jefferies Financial Group, Inc.	Financials	8,910	698,575	0.88%
Coinbase Global, Inc. Class A	Financials	2,792	693,332	0.88%
NVR, Inc.	Consumer cyclicals	81	662,812	0.84%
Uber Technologies, Inc.	Consumer staples	10,983	662,482	0.84%
Synopsys, Inc.	Technology	1,358	659,118	0.83%
Jacobs Solutions, Inc.	Capital goods	4,883	652,442	0.83%
eBay, Inc.	Technology	10,397	644,120	0.82%
Axis Capital Holdings, Ltd.	Financials	7,227	640,427	0.81%
Cirrus Logic, Inc.	Technology	6,426	639,950	0.81%
Netflix, Inc.	Consumer cyclicals	718	639,568	0.81%
J.M. Smucker Co. (The)	Consumer staples	5,672	624,597	0.79%
Textron, Inc.	Capital goods	8,117	620,893	0.79%
TransUnion	Consumer cyclicals	6,565	608,638	0.77%
Affiliated Managers Group, Inc.	Financials	3,212	593,903	0.75%
CAVA Group, Inc.	Consumer staples	5,263	593,648	0.75%

A BASKET (BCPUDEAS) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Ciena Corp.	Technology	12,262	$1,039,934	1.32%
DT Midstream, Inc.	Energy	9,680	962,529	1.23%
AppLovin Corp. Class A	Technology	2,962	959,197	1.22%
Norwegian Cruise Line Holdings, Ltd.	Consumer cyclicals	36,018	926,755	1.18%
SoFi Technologies, Inc.	Financials	59,247	912,403	1.16%
Chesapeake Energy Corp.	Energy	8,977	893,681	1.14%
Royal Caribbean Cruises, Ltd.	Consumer cyclicals	3,871	892,919	1.14%
Kinsale Capital Group, Inc.	Financials	1,890	878,992	1.12%
Globant SA (Argentina)	Technology	4,088	876,622	1.12%
Take-Two Interactive Software, Inc.	Technology	4,714	867,828	1.10%
BWX Technologies, Inc.	Capital goods	7,780	866,602	1.10%
NortonLifeLock, Inc.	Technology	31,268	856,111	1.09%
Digital Realty Trust, Inc.	Financials	4,768	845,588	1.08%
Tyler Technologies, Inc.	Technology	1,454	838,212	1.07%
Domino's Pizza, Inc.	Consumer staples	1,995	837,322	1.07%
Tesla, Inc.	Consumer cyclicals	2,069	835,493	1.06%
Lithia Motors, Inc.	Consumer cyclicals	2,336	834,947	1.06%
Aon PLC	Financials	2,307	828,452	1.05%
Jack Henry & Associates, Inc.	Technology	4,673	819,263	1.04%
RPM International, Inc.	Basic materials	6,525	802,926	1.02%
Ross Stores, Inc.	Consumer cyclicals	5,078	768,149	0.98%
Carnival Corp.	Consumer cyclicals	30,134	750,933	0.96%
Watsco, Inc.	Consumer staples	1,579	748,483	0.95%
RB Global, Inc.	Consumer cyclicals	8,173	737,270	0.94%
Equifax, Inc.	Consumer cyclicals	2,832	721,824	0.92%
Texas Instruments, Inc.	Technology	3,622	679,174	0.86%
Generac Holdings, Inc.	Capital goods	4,356	675,431	0.86%
PTC, Inc.	Technology	3,522	647,538	0.82%
e.l.f. Beauty, Inc.	Consumer staples	5,082	638,028	0.81%
Universal Health Services, Inc. Class B	Health care	3,522	631,866	0.80%
D.R. Horton, Inc.	Consumer cyclicals	4,421	618,152	0.79%
Avantor, Inc.	Health care	28,855	607,983	0.77%
Stanley Black & Decker, Inc.	Consumer cyclicals	7,492	601,528	0.77%
Entegris, Inc.	Technology	6,059	600,222	0.76%
Amdocs, Ltd.	Technology	7,044	599,743	0.76%
T Rowe Price Group, Inc.	Financials	5,297	599,065	0.76%
CarMax, Inc.	Consumer cyclicals	7,277	594,995	0.76%
LPL Financial Holdings, Inc.	Financials	1,811	591,321	0.75%
Fox Corp. Class B	Consumer cyclicals	12,910	590,521	0.75%
Atmos Energy Corp.	Utilities and power	4,193	583,897	0.74%
IBM Corp.	Technology	2,606	572,913	0.73%
Brown-Forman Corp. Class B	Consumer staples	14,758	560,527	0.71%
Healthcare Realty Trust, Inc.	Financials	33,063	560,411	0.71%
Monolithic Power Systems, Inc.	Technology	934	552,695	0.70%
Albemarle Corp.	Basic materials	6,420	552,606	0.70%
Micron Technology, Inc.	Technology	6,333	533,004	0.68%
Coherent Corp.	Capital goods	5,601	530,547	0.68%
Affirm Holdings, Inc.	Consumer cyclicals	8,655	527,108	0.67%
Block, Inc. Class A	Consumer cyclicals	6,182	525,401	0.67%
Bunge Global SA	Basic materials	6,451	501,655	0.64%

A BASKET (GSGLPWDL) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Sekisui Chemical Co., Ltd. (Japan)	Financials	39,767	$686,988	0.71%
ConocoPhillips	Energy	6,571	651,620	0.67%
Endesa SA (Spain)	Utilities and power	29,367	631,600	0.65%
BP PLC (United Kingdom)	Energy	126,717	623,691	0.64%
Osaka Gas Co., Ltd. (Japan)	Utilities and power	28,311	623,292	0.64%
SS&C Technologies Holdings, Inc.	Technology	8,169	619,072	0.64%
Veralto Corp.	Capital goods	5,945	605,481	0.63%
Rio Tinto PLC (United Kingdom)	Basic materials	10,148	600,271	0.62%
Novozymes A/S Class B (Denmark)	Basic materials	10,591	599,586	0.62%
ENGIE SA (France)	Utilities and power	37,771	598,801	0.62%
Iberdrola SA (Spain)	Utilities and power	43,237	595,468	0.62%
Automatic Data Processing, Inc.	Consumer cyclicals	2,015	589,938	0.61%
AT&T, Inc.	Communication services	25,774	586,884	0.61%
Holcim AG (Switzerland)	Basic materials	6,074	585,512	0.60%
VeriSign, Inc.	Technology	2,763	571,844	0.59%
Consolidated Edison, Inc.	Utilities and power	6,404	571,439	0.59%
SSE PLC (United Kingdom)	Utilities and power	28,104	564,558	0.58%
Amadeus IT Holding SA (Spain)	Consumer cyclicals	7,921	559,383	0.58%
TotalEnergies SE (France)	Energy	10,115	559,011	0.58%
Exor NV (Netherlands)	Financials	6,095	558,840	0.58%
PepsiCo, Inc.	Consumer staples	3,636	552,871	0.57%
Exxon Mobil Corp.	Energy	5,059	544,191	0.56%
Loblaw Cos, Ltd. (Canada)	Consumer staples	4,114	541,083	0.56%
Hartford Financial Services Group, Inc. (The)	Financials	4,896	535,627	0.55%
Central Japan Railway Co. (Japan)	Transportation	27,709	522,764	0.54%
Danone SA (France)	Consumer staples	7,696	518,947	0.54%
Altria Group, Inc.	Consumer staples	9,921	518,794	0.54%
Lockheed Martin Corp.	Capital goods	1,057	513,617	0.53%
MSCI, Inc.	Technology	842	505,222	0.52%
George weston, Ltd. (Canada)	Consumer staples	3,201	497,549	0.51%
CLP Holdings, Ltd. (Hong Kong)	Utilities and power	59,064	496,509	0.51%
Telenor ASA (Norway)	Communication services	44,296	494,942	0.51%
Allegion PLC (Ireland)	Capital goods	3,741	488,841	0.51%
Eni SpA (Italy)	Utilities and power	35,719	484,154	0.50%
Fortum OYJ (Finland)	Utilities and power	34,359	480,842	0.50%
Leidos Holdings, Inc.	Technology	3,314	477,476	0.49%
Novartis AG (Switzerland)	Health care	4,850	474,672	0.49%
Netflix, Inc.	Consumer cyclicals	531	473,471	0.49%
Elisa Oyj (Finland)	Communication services	10,816	468,162	0.48%
SEI Investments Co.	Financials	5,667	467,389	0.48%
TOPPAN Holdings, Inc. (Japan)	Consumer cyclicals	17,439	467,043	0.48%
Graco, Inc.	Capital goods	5,403	455,442	0.47%
Oversea-Chinese Banking Corp., Ltd. (Singapore)	Financials	36,807	450,312	0.47%
Givaudan SA (Switzerland)	Basic materials	102	447,055	0.46%
Verisk Analytics, Inc.	Consumer cyclicals	1,580	435,250	0.45%
Intertek Group PLC (United Kingdom)	Consumer cyclicals	7,155	423,649	0.44%
GoDaddy, Inc. Class A	Technology	2,124	419,266	0.43%
Philip Morris International, Inc.	Consumer staples	3,470	417,578	0.43%
Jack Henry & Associates, Inc.	Technology	2,374	416,125	0.43%
Aristocrat Leisure, Ltd. (Australia)	Consumer cyclicals	9,824	415,812	0.43%

A BASKET (GSGLPWDS) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Hermes International (France)	Consumer cyclicals	262	$629,336	0.70%
Erste Group Bank AG (Czech Republic)	Financials	9,748	602,227	0.67%
Keppel, Ltd. (Singapore)	Capital goods	119,083	597,072	0.67%
London Stock Exchange Group PLC (United Kingdom)	Financials	4,184	591,380	0.66%
Visa, Inc. Class A	Financials	1,828	577,835	0.65%
RELX PLC (United Kingdom)	Consumer cyclicals	12,234	556,047	0.62%
Wilmar International, Ltd. (Singapore)	Basic materials	242,567	551,207	0.62%
Galderma Group AG (Switzerland)	Health care	4,921	546,535	0.61%
Pernod Ricard SA (France)	Consumer staples	4,840	546,243	0.61%
Sempra	Utilities and power	6,205	544,261	0.61%
Paychex, Inc.	Technology	3,877	543,629	0.61%
Imperial Brands PLC (United Kingdom)	Consumer staples	16,782	536,573	0.60%
Waste Connections, Inc.	Capital goods	3,088	529,781	0.59%
Walmart, Inc.	Consumer cyclicals	5,762	520,557	0.58%
Realty Income Corp.	Financials	9,727	519,502	0.58%
Entergy Corp.	Utilities and power	6,684	506,786	0.57%
Commonwealth Bank of Australia (Australia)	Financials	5,325	505,275	0.57%
Infrastrutture Wireless Italiane SpA (Italy)	Basic materials	49,570	503,800	0.56%
Chesapeake Energy Corp.	Energy	5,018	499,579	0.56%
Metso Oyj (Finland)	Capital goods	53,415	496,691	0.56%
Martin Marietta Materials, Inc.	Basic materials	953	491,980	0.55%
Allianz SE (Germany)	Financials	1,602	490,974	0.55%
Orange SA (France)	Communication services	48,348	482,019	0.54%
Equifax, Inc.	Consumer cyclicals	1,875	477,921	0.53%
Heineken NV (Netherlands)	Consumer staples	6,560	466,662	0.52%
Dominion Energy, Inc.	Utilities and power	8,648	465,770	0.52%
FirstEnergy Corp.	Utilities and power	11,619	462,222	0.52%
Cellnex Telecom, SA 144A (Spain)	Communication services	14,572	460,367	0.51%
Thomson Reuters Corp. (Canada)	Consumer cyclicals	2,846	456,780	0.51%
Swisscom AG (Switzerland)	Communication services	814	453,381	0.51%
Westlake Corp.	Basic materials	3,950	452,850	0.51%
Blackstone, Inc.	Financials	2,564	442,116	0.49%
Magna International, Inc. (Canada)	Consumer cyclicals	10,392	434,124	0.49%
Occidental Petroleum Corp.	Energy	8,693	429,526	0.48%
EssilorLuxottica SA (France)	Health care	1,757	428,675	0.48%
Toyota Motor Corp. (Japan)	Consumer cyclicals	20,598	412,328	0.46%
SMC Corp. (Japan)	Technology	1,034	409,044	0.46%
Costco Wholesale Corp.	Consumer staples	445	408,127	0.46%
Japan Tobacco, Inc. (Japan)	Consumer staples	15,707	407,756	0.46%
AXA SA (France)	Financials	11,432	406,283	0.45%
Alliant Energy Corp.	Utilities and power	6,779	400,913	0.45%
SAP SE (Germany)	Technology	1,608	393,552	0.44%
U-Haul Holding Co. (non-voting)	Consumer cyclicals	6,055	387,803	0.43%
Ferrovial SE (Netherlands)	Basic materials	9,167	385,377	0.43%
Diamondback Energy, Inc.	Energy	2,347	384,587	0.43%
Swiss Life Holding AG (Switzerland)	Financials	492	380,093	0.43%
Alexandria Real Estate Equities, Inc.	Financials	3,892	379,690	0.42%
Snam SpA (Italy)	Utilities and power	84,541	374,417	0.42%
Mastercard, Inc. Class A	Consumer cyclicals	710	373,664	0.42%
Johnson Controls International PLC	Capital goods	4,724	372,899	0.42%

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 12/31/24 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	CCC/P	$62	$438	$60	5/11/63	300 bp — Monthly	$2
	Citigroup Global Markets, Inc.
	CMBX NA BB.6 Index	CCC-/P	47,990	141,251	35,058	5/11/63	500 bp — Monthly	13,069
	CMBX NA BBB-.10 Index	BB-/P	21,039	70,000	12,306	11/17/59	300 bp — Monthly	8,774
	JPMorgan Securities LLC
	CMBX NA BB.10 Index	CCC+/P	4,092	51,000	21,201	5/11/63	500 bp — Monthly	(13,109)
	CMBX NA BB.6 Index	CCC-/P	4,633	4,606	1,143	5/11/63	500 bp — Monthly	3,494
	Morgan Stanley & Co. International PLC
	CMBX NA A.13 Index	A-/P	9,084	72,000	5,285	12/16/72	200 bp — Monthly	3,827
	CMBX NA BB.6 Index	CCC-/P	40,053	115,150	28,580	5/11/63	500 bp — Monthly	11,585

Upfront premium received			126,953		Unrealized appreciation			40,751

Upfront premium (paid)			—		Unrealized (depreciation)			(13,109)

	Total		$126,953				Total	$27,642
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at December 31, 2024. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 12/31/24 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA BB.10 Index	$(40,704)	$101,000	$41,986	11/17/59	(500 bp) — Monthly	$1,184
	CMBX NA BB.10 Index	(40,301)	100,000	41,570	11/17/59	(500 bp) — Monthly	1,172
	CMBX NA BB.10 Index	(31,557)	68,000	28,268	11/17/59	(500 bp) — Monthly	(3,355)
	CMBX NA BB.10 Index	(21,359)	53,000	22,032	11/17/59	(500 bp) — Monthly	621
	CMBX NA BB.6 Index	(66,433)	257,424	63,893	5/11/63	(500 bp) — Monthly	(2,791)
	CMBX NA BB.8 Index	(16,021)	34,488	14,609	10/17/57	(500 bp) — Monthly	(1,445)
	CMBX NA BB.8 Index	(2,412)	6,525	2,764	10/17/57	(500 bp) — Monthly	345
	CMBX NA BBB-.12 Index	(33,487)	118,000	21,063	8/17/61	(300 bp) — Monthly	(12,493)
	CMBX NA BBB-.6 Index	(64)	438	60	5/11/63	(300 bp) — Monthly	(3)
	Goldman Sachs International
	CMBX NA BB.6 Index	(1,215)	3,582	889	5/11/63	(500 bp) — Monthly	(330)
	CMBX NA BB.8 Index	(33,481)	76,432	32,377	10/17/57	(500 bp) — Monthly	(1,179)
	JPMorgan Securities LLC
	CMBX NA BBB-.10 Index	(18,410)	146,000	25,667	11/17/59	(300 bp) — Monthly	7,172
	Merrill Lynch International
	CMBX NA BB.10 Index	(2,787)	49,000	20,369	11/17/59	(500 bp) — Monthly	17,532
	CMBX NA BBB-.10 Index	(12,134)	56,000	9,845	11/17/59	(300 bp) — Monthly	(2,321)
	Morgan Stanley & Co. International PLC
	CMBX NA BB.8 Index	(1,757)	3,728	1,579	10/17/57	(500 bp) — Monthly	(181)
	CMBX NA BBB-.10 Index	(7,114)	22,000	3,868	11/17/59	(300 bp) — Monthly	(3,259)

Upfront premium received		—			Unrealized appreciation		28,026

Upfront premium (paid)		(329,236)			Unrealized (depreciation)		(27,357)

	Total	$(329,236)				Total	$669
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 12/31/24 (Unaudited)
	Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation
	CDX NA HY Series 43 Index	B+/P	$(739,649)	$10,144,000	$780,662	12/20/29	500 bp — Quarterly	$57,919
	CDX NA IG Series 43 Index	BBB+/P	(1,617,466)	71,524,000	1,596,416	12/20/29	100 bp — Quarterly	2,792

	Total		$(2,357,115)					$60,711
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at December 31, 2024. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

Key to holding's currency abbreviations
EUR	Euro
GBP	British Pound
Key to holding's abbreviations
ADR	American Depository Receipts: Represents ownership of foreign securities on deposit with a custodian bank.
BKNT	Bank Note
bp	Basis Points
CME	Chicago Mercantile Exchange
CMT	U.S. Constant Maturity Treasury
CVR	Contingent Value Rights
DAC	Designated Activity Company
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
JSC	Joint Stock Company
MTN	Medium Term Notes
OTC	Over-the-counter
PJSC	Public Joint Stock Company
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REMICs	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
SPDR	S&P Depository Receipts
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2024 through December 31, 2024 (the reporting period). Within the following notes to the portfolio, references to "Franklin Advisers" represent Franklin Advisers, Inc., the fund's investment manager, a direct wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
Putnam Dynamic Asset Allocation Growth Fund (the fund) is a diversified series of Putnam Asset Allocation Funds (the Trust), a Massachusetts business trust registered under the 1940 Act as an open-end management investment company.
The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
(a)	Percentages indicated are based on net assets of $2,674,051,843.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 9/30/24	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 12/31/24
Short-term investments
	Putnam Short Term Investment Fund Class P‡	$139,744,403	$124,726,481	$101,275,411	$1,761,820	$163,195,473

	Total Short-term investments	$139,744,403	$124,726,481	$101,275,411	$1,761,820	$163,195,473
‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Franklin Advisers. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $4,677,763.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $2,763,461.
(SEGTBA)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain TBA commitments at the close of the reporting period. Collateral at period end totaled $1,379,092.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Franklin Advisers at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at the average of the last reported bid and ask prices, the “mid price”, and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by the fund’s investment manager. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Reliable prices are not readily available for equity securities in these circumstances, where the value of a security has been affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value. To address this, the fund will fair value these securities as determined in accordance with procedures approved by the Trustees. This includes using an independent third-party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time). These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security's fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
At the close of the reporting period, the fund has deposited cash valued at $1,067,366 in a segregated account to cover margin requirements on open centrally cleared interest rate swap contracts.
At the close of the reporting period, the fund has deposited cash valued at $2,386,962 in a segregated account to cover margin requirements on open centrally cleared credit default contracts.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $3,107,994 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $2,763,461 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$57,401,023	$32,784,564	$—
Capital goods	76,130,867	20,423,227	—
Communication services	29,860,087	11,505,618	—
Conglomerates	13,657,356	10,040,753	—
Consumer cyclicals	300,396,149	62,682,287	—
Consumer staples	111,507,331	34,512,812	—
Energy	47,114,048	17,485,121	—
Financials	238,052,842	96,550,597	—
Health care	173,717,566	46,780,632	13,017
Technology	607,686,258	65,304,257	—
Transportation	37,015,739	7,589,067	—
Utilities and power	40,117,591	12,306,225	—

Total common stocks	1,732,656,857	417,965,160	13,017
Asset-backed securities	—	1,974,447	—
Collateralized loan obligations	—	16,237,302	—
Convertible bonds and notes	—	1,124,450	—
Convertible preferred stocks	1,319,468	—	—
Corporate bonds and notes	—	208,885,429	—
Foreign government and agency bonds and notes	—	8,914,300	—
Investment companies	6,610,478	—	—
Mortgage-backed securities	—	44,171,731	—
Purchased options outstanding	—	164,174	—
Senior loans	—	7,478,149	—
U.S. government and agency mortgage obligations	—	127,471,183	—
U.S. treasury obligations	—	465,535	—
Short-term investments	650,000	172,482,573	—

Totals by level	$1,741,236,803	$1,007,334,433	$13,017
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(2,502,525)	$—
Futures contracts	(3,942,873)	—	—
Written options outstanding	—	(99,831)	—
TBA sale commitments	—	(15,048,276)	—
Interest rate swap contracts	—	(602,803)	—
Total return swap contracts	—	275,184	—
Credit default contracts	—	2,648,420	—

Totals by level	$(3,942,873)	$(15,329,831)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com